(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Short Fixed-Income

Fund - Class A, Class T and Class C

Annual Report

October 31, 2001

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Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Short Fixed-Income - CL A	10.22%	35.53%	80.42%
Fidelity Adv Short Fixed-Income - CL A (incl. 1.50% sales charge)	8.57%	33.50%	77.71%
LB 1-3 Year Govt/Credit	11.36%	39.72%	87.22%
Short Investment Grade Debt Funds Average	9.93%	35.15%	80.81%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers® 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class A's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 114 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL A	10.22%	6.27%	6.08%
Fidelity Adv Short Fixed-Income - CL A (incl. 1.50% sales charge)	8.57%	5.95%	5.92%
LB 1-3 Year Govt/Credit	11.36%	6.92%	6.47%
Short Investment Grade Debt Funds Average	9.93%	6.20%	6.09%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class A on October 31, 1991, and the current 1.50% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $17,771 - a 77.71% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,722 - an 87.22% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class A
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.16%	6.24%	5.57%	5.83%	6.28%
Capital returns	4.06%	-0.33%	-2.45%	0.75%	-0.64%
Total returns	10.22%	5.91%	3.12%	6.58%	5.64%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and excludes the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.09¢	25.87¢	53.87¢
Annualized dividend rate	5.09%	5.47%	5.78%
30-day annualized yield	3.94%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.46 over the past one month, $9.38 over the past six months and $9.32 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 1.50% sales charge.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL T	10.21%	35.72%	80.86%
Fidelity Adv Short Fixed-Income - CL T (incl. 1.50% sales charge)	8.55%	33.68%	78.15%
LB 1-3 Year Govt/Credit	11.36%	39.72%	87.22%
Short Investment Grade Debt Funds Average	9.93%	35.15%	80.81%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class T's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 114 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL T	10.21%	6.30%	6.10%
Fidelity Adv Short Fixed-Income - CL T (incl. 1.50% sales charge)	8.55%	5.98%	5.94%
LB 1-3 Year Govt/Credit	11.36%	6.92%	6.47%
Short Investment Grade Debt Funds Average	9.93%	6.20%	6.09%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class T
Performance - continued

$10,000 Over 10 years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class T on October 31, 1991, and the current 1.50% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $17,815 - a 78.15% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $18,722 - an 87.22% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class T
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.16%	6.22%	5.57%	6.00%	6.29%
Capital returns	4.05%	-0.22%	-2.45%	0.32%	-0.32%
Total returns	10.21%	6.00%	3.12%	6.32%	5.97%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and excludes the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.08¢	25.82¢	53.81¢
Annualized dividend rate	5.07%	5.45%	5.77%
30-day annualized yield	3.93%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.47 over the past one month, $9.39 over the past six months and $9.33 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 1.50% sales charge.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL C	9.30%	31.17%	74.81%
Fidelity Adv Short Fixed-Income - CL C (incl. contingent deferred sales charge)	8.30%	31.17%	74.81%
LB 1-3 Year Govt/Credit	11.36%	39.72%	87.22%
Short Investment Grade Debt Funds Average	9.93%	35.15%	80.81%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Class C's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 114 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - CL C	9.30%	5.58%	5.74%
Fidelity Adv Short Fixed-Income - CL C (incl. contingent deferred sales charge)	8.30%	5.58%	5.74%
LB 1-3 Year Govt/Credit	11.36%	6.92%	6.47%
Short Investment Grade Debt Funds Average	9.93%	6.20%	6.09%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class C on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $17,481 - a 74.81% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,722 - an 87.22% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Class C
Performance - continued

Total Return Components

	Years ended October 31,			November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998
	2001	2000	1999
Dividend returns	5.25%	5.34%	4.66%	5.06%
Capital returns	4.05%	-0.33%	-2.35%	0.43%
Total returns	9.30%	5.01%	2.31%	5.49%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and excludes the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.44¢	21.91¢	46.05¢
Annualized dividend rate	4.28%	4.63%	4.94%
30-day annualized yield	3.19%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.47 over the past one month, $9.39 over the past six months and $9.33 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds provided some of the best returns of any asset class, continuing a two-year trend that coincided with extreme volatility in the equity markets. While stocks generally posted double-digit losses, investment-grade bonds saw double-digit advances, as measured by the Lehman Brothers Aggregate Bond Index. This trend was furthered during the 12-month period ending October 31, 2001. In that time, the Lehman Brothers index - a proxy for taxable-bond performance - returned 14.56%. On a year-to-date basis through October, the index was up nearly 11%. If the benchmark finishes 2001 with a return of more than 10%, it will mark the first time since 1985-1986 that it recorded double-digit gains in two consecutive years. The various categories of investment-grade taxable bonds performed similarly well during the past 12 months. Corporates had a slight performance edge as investors shifted toward higher-yielding securities for most of the period. The Lehman Brothers Credit Bond Index was up 15.80% for the year. Agencies were right behind at 15.46%, according to the Lehman Brothers U.S. Agency Index. Treasuries gained significant ground after the terrorist attacks of September 11, as investors searched for investments with less credit risk. The Lehman Brothers Treasury Index gained 14.95% during the 12-month period. High levels of prepayment activity held back the returns of mortgage bonds somewhat, but the Lehman Brothers Mortgage-Backed Securities Index still gained a solid 13.08%.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund

Q. How did the fund perform, Andy?

A. For the 12-month period that ended October 31, 2001, the fund's Class A, Class T and Class C shares returned 10.22%, 10.21% and 9.30%, respectively. To get a sense of how the fund did relative to its competitors, the return for the short investment grade debt funds average as tracked by Lipper Inc. was 9.93%. Additionally, the Lehman Brothers 1-3 Year Government/Credit Bond Index returned 11.36%.

Q. What factors drove the fund's performance during the period?

A. The fund's gains were propelled by rapidly declining short-term interest rates, which caused short-term bond yields to fall and their prices - which move opposite their yields - to rise. The Federal Reserve Board has cut interest rates on nine separate occasions for a total of four percentage points so far in 2001. The early cuts were aimed at reviving a sluggish economy. The two most recent cuts - which took place after the events of September 11 - were designed to stabilize the global financial markets and prevent a recession from deepening. Short-maturity and, to a lesser extent, intermediate-term bonds dramatically outperformed longer-term securities during the period because longer-term bond yields and prices aren't as closely linked to Fed actions. Against that backdrop, short-term U.S. Treasury securities saw the biggest gains, followed by agency, corporate and mortgage securities.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies throughout the year?

A. In the corporate bond sector - which made up about 41% of the fund's assets at the end of the period - I maintained a defensive posture, focusing on industries with a history of holding up reasonably well during economic slumps, including utilities, and sectors that were already priced to reflect a potential slowdown, such as real estate investment trusts. I also made some additions to the fund's stake in corporate bonds with higher credit ratings. That said, the fund's stake in lower-quality bonds trailed their higher-quality counterparts as the economy deteriorated.

Q. How did the fund's stake in mortgage securities - which made up about 13% of assets at the end of the period - affect performance?

A. Mortgage securities performed well and were a significant contributor to the fund's performance. In fact, prices of many of the most actively traded U.S. mortgage securities rose to historic highs at the end of October, thanks to investors' growing appetite for high-quality, higher-yielding alternatives to U.S. Treasury securities. That said, the mortgage market had to contend with several waves of refinancing activity as falling interest rates spurred record numbers of borrowers to refinance their home loans. Investors typically dislike rapid prepayment activity because it potentially forces them to reinvest the proceeds at lower prevailing interest rates. Security selection within the mortgage market also was a plus for performance. I emphasized mortgage securities that had some measure of protection against prepayments, and they performed relatively well. These included 15-year mortgage securities, collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities.

Q. Were there any disappointments?

A. The fund's stake in agency securities was small relative to the market overall, which somewhat hurt the fund's returns given how well they performed during the year. Various government proposals designed to alter the nature of the relationship between some agencies and the government faded from view for a bit, providing a more favorable backdrop for agency securities.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. Given evidence that the economy continues to weaken, the bond market is priced such that it seemingly is expecting more interest-rate cuts to come. If there are further rate cuts in the offing, bonds would likely benefit, just as they have during most of the past year. If, on the other hand, signs of an economic rebound emerge, interest rates may stabilize. Against a lower or more stable interest-rate backdrop, I'm optimistic about the outlook for bonds that offer yield advantages over Treasuries, including corporate, mortgage and agency securities. To the extent that investors look for high-quality, higher-yielding fixed-income investments, those segments of the market should benefit relative to Treasuries.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income consistent with preservation of capital, by investing primarily in a broad range of investment-grade, fixed-income securities

Start date: September 16, 1987

Size: as of October 31, 2001, more than $470 million

Manager: Andrew Dudley, since 1997; joined Fidelity in 1996

3

Andrew Dudley on the suspension of auctions of 30-year U.S. Treasury bonds:

"The 30-year Treasury bond, also known as the ´long bond,' has been a steady feature of U.S. fixed-income markets since it was first regularly issued in the 1970s. Since then, it has become a proxy for interest rates and is the standard against which other fixed-income investments are measured. In late October, the U.S. Treasury surprised many with its announcement that it would suspend its future auctions of 30-year bonds. According to Treasury officials, the move would cut borrowing costs since the government currently pays higher rates for long-term bonds than for short-term notes and bills. Other observers pointed out that the Treasury - perhaps working with the blessing of the Federal Reserve Board - also might have been intent on bringing down stubbornly high long-term rates as a means of stimulating the economy. The market's immediate reaction was to push the prices of 30-year Treasuries significantly higher, anticipating a scarcity of the long bond in the months to come. At the same time, corporations began to issue more long-term bonds, looking to take advantage of lower long-term borrowing costs. Looking ahead, the suspension of the 30-year auction may mean that the spread - or the difference in yield - between Treasuries on the one side and agency, mortgage and corporate securities on the other side - will remain wider than historical norms, a reflection of the scarcity of Treasuries and an abundant supply of other types of bonds."

Annual Report

Investment Changes

Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	47.2	47.4
Aa	8.1	6.5
A	16.8	16.5
Baa	22.3	23.2
Ba and Below	0.8	1.2
Not Rated	0.3	0.1

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of October 31, 2001
6 months ago
Years	2.4	2.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	1.8	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Corporate Bonds 40.7%		Corporate Bonds 40.2%
	U.S. Government and Government Agency Obligations 22.8%		U.S. Government and Government Agency Obligations 20.5%
	Asset-Backed Securities 17.8%		Asset-Backed Securities 17.6%
	CMOs and Other Mortgage Related Securities 13.1%		CMOs and Other Mortgage Related Securities 16.5%
	Other Investments 1.7%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 3.9%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	7.0%	** Foreign investments	7.2%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.7%
DaimlerChrysler North America Holding Corp.:
6.9% 9/1/04	A3	$ 1,500,000	$ 1,551,045
7.4% 1/20/05	A3	400,000	413,472
7.75% 6/15/05	A3	1,100,000	1,153,548
			3,118,065
Media - 2.7%
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	1,000,000	1,022,030
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	720,000	775,958
Continental Cablevision, Inc.:
8.3% 5/15/06	Baa1	500,000	557,960
8.625% 8/15/03	Baa1	750,000	808,403
Cox Communications, Inc.:
6.875% 6/15/05	Baa2	1,300,000	1,388,361
7.5% 8/15/04	Baa2	950,000	1,021,592
News America Holdings, Inc.:
8.5% 2/15/05	Baa3	800,000	872,960
8.625% 2/1/03	Baa3	1,450,000	1,531,925
TCI Communications, Inc.:
6.375% 5/1/03	Baa1	800,000	831,448
8.25% 1/15/03	Baa1	1,200,000	1,262,352
8.65% 9/15/04	Baa1	600,000	663,936
Time Warner Entertainment Co. LP 9.625% 5/1/02	Baa1	1,985,000	2,045,662
			12,782,587
Multiline Retail - 0.4%
Federated Department Stores, Inc. 8.125% 10/15/02	Baa1	1,860,000	1,937,246
Textiles & Apparel - 0.2%
Jones Apparel Group, Inc. 7.5% 6/15/04	Baa2	800,000	830,680
TOTAL CONSUMER DISCRETIONARY			18,668,578
CONSUMER STAPLES - 2.0%
Food & Drug Retailing - 1.1%
Fred Meyer, Inc. 7.375% 3/1/05	Baa3	2,300,000	2,467,187
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Safeway, Inc.:
3.625% 11/5/03	Baa2	$ 2,000,000	$ 1,998,960
6.05% 11/15/03	Baa2	500,000	524,755
			4,990,902
Food Products - 0.3%
Kellogg Co. 5.5% 4/1/03	Baa2	1,200,000	1,238,376
Tobacco - 0.6%
Philip Morris Companies, Inc. 7% 7/15/05	A2	1,750,000	1,899,835
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,150,000	1,198,438
			3,098,273
TOTAL CONSUMER STAPLES			9,327,551
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (b)	Baa1	575,000	619,806
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	Baa2	1,400,000	1,469,244
Oryx Energy Co. 8% 10/15/03	Baa2	685,000	734,608
Petroleos Mexicanos 6.5% 2/1/05 (b)	Baa2	825,000	841,904
			3,045,756
TOTAL ENERGY			3,665,562
FINANCIALS - 21.5%
Banks - 6.7%
Abbey National First Capital BV yankee 8.2% 10/15/04	Aa3	700,000	789,488
Bank of America Corp. 7.875% 5/16/05	Aa2	2,850,000	3,196,161
Bank One Corp.:
6.5% 2/1/06	Aa3	765,000	813,639
7.625% 8/1/05	Aa3	1,735,000	1,915,110
BankBoston Corp. 6.625% 2/1/04	A3	1,700,000	1,808,681
Capital One Bank:
6.48% 6/28/02	Baa2	1,500,000	1,516,395
6.65% 3/15/04	Baa3	1,000,000	1,020,110
CIT Group, Inc. 5.625% 5/17/04	A2	1,000,000	1,038,200
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Den Danske Bank Group AS 6.55% 9/15/03 (b)	Aa3	$ 1,500,000	$ 1,589,235
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (b)	Caa2	981,389	942,134
First Security Corp. 5.875% 11/1/03	Aa2	450,000	470,448
First Union Corp.:
6.95% 11/1/04	A1	1,500,000	1,623,045
7.55% 8/18/05	A1	575,000	635,979
7.7% 2/15/05	A1	1,900,000	2,079,474
Fleet Financial Group, Inc. 8.125% 7/1/04	A3	930,000	1,027,594
FleetBoston Financial Corp. 7.25% 9/15/05	A2	750,000	822,548
Korea Development Bank:
7.125% 4/22/04	Baa2	700,000	746,634
7.375% 9/17/04	Baa2	810,000	874,460
Long Island Savings Bank FSB 7% 6/13/02	Baa2	1,250,000	1,277,650
PNC Funding Corp.:
6.875% 3/1/03	A3	550,000	574,998
6.95% 9/1/02	A2	1,800,000	1,860,678
Providian National Bank 6.75% 3/15/02	Baa3	310,000	279,000
Royal Bank of Scotland Group PLC 7.816% 11/29/49	A1	1,900,000	2,079,550
Wells Fargo & Co.:
6.625% 7/15/04	Aa2	2,000,000	2,148,040
7.2% 5/1/03	Aa2	550,000	582,643
			31,711,894
Diversified Financials - 11.4%
Abbey National PLC 6.69% 10/17/05	Aa3	200,000	215,526
Amvescap PLC yankee:
6.375% 5/15/03	A2	2,450,000	2,559,442
6.6% 5/15/05	A2	600,000	633,246
Associates Corp. of North America 5.75% 11/1/03	Aa1	2,200,000	2,308,746
Chase Manhattan Corp. 5.75% 4/15/04	Aa3	600,000	627,582
Citigroup, Inc.:
5.7% 2/6/04	Aa1	1,400,000	1,467,844
6.75% 12/1/05	Aa1	900,000	984,303
Conoco Funding Co. 5.45% 10/15/06	Baa1	1,345,000	1,356,973
Countrywide Home Loans, Inc.:
5.25% 5/22/03	A3	450,000	464,648
6.85% 6/15/04	A3	2,655,000	2,845,948
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Ford Motor Credit Co.:
5.75% 2/23/04	A2	$ 1,300,000	$ 1,322,893
6.5% 1/25/07	A2	920,000	921,702
7.5% 3/15/05	A2	1,600,000	1,663,488
7.6% 8/1/05	A2	1,900,000	1,985,937
General Electric Capital Corp. 6.65% 9/3/02	Aaa	1,300,000	1,341,912
General Motors Acceptance Corp.:
6.125% 9/15/06	A2	650,000	648,239
6.38% 1/30/04	A2	1,500,000	1,539,165
7.5% 7/15/05	A2	2,200,000	2,319,504
Goldman Sachs Group LP 6.6% 7/15/02 (b)	A1	500,000	510,880
Goldman Sachs Group, Inc. 7.625% 8/17/05	A1	1,500,000	1,646,430
Household Finance Corp.:
6.5% 1/24/06	A2	930,000	983,075
8% 5/9/05	A2	1,170,000	1,290,803
J.P. Morgan Chase & Co. 5.625% 8/15/06	Aa3	1,000,000	1,043,000
Lehman Brothers Holdings, Inc.:
6.25% 5/15/06	A2	995,000	1,041,934
6.625% 4/1/04	A2	650,000	692,770
Mellon Funding Corp. 7.5% 6/15/05	A1	500,000	555,910
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	1,100,000	1,171,885
Morgan Stanley Dean Witter & Co. 6.1% 4/15/06	Aa3	1,800,000	1,887,426
National Rural Utils. Coop. Finance Corp. 5.25% 7/15/04	Aa3	1,750,000	1,817,270
NiSource Finance Corp. 7.5% 11/15/03	Baa2	2,100,000	2,249,142
Powergen US Funding LLC 4.5% 10/15/04	Baa1	1,370,000	1,381,220
Qwest Capital Funding, Inc. 5.875% 8/3/04 (b)	Baa1	1,250,000	1,257,488
Salomon Smith Barney Holdings, Inc. 6.125% 1/15/03	Aa1	2,000,000	2,077,500
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	550,000	565,824
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	1,280,000	1,327,885
5.875% 5/1/04	Baa1	2,700,000	2,788,209
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	575,000	569,250
Unilever Capital Corp. 6.875% 11/1/05	A1	1,100,000	1,199,825
Washington Mutual Finance Corp. 8.25% 6/15/05	A3	2,000,000	2,221,860
			53,486,684
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Insurance - 0.3%
New York Life Insurance Co. 6.4% 12/15/03 (b)	Aa3	$ 1,500,000	$ 1,593,000
Real Estate - 3.1%
AMB Property LP 7.2% 12/15/05	Baa1	1,000,000	1,066,590
Arden Realty LP 8.875% 3/1/05	Baa3	1,545,000	1,672,540
AvalonBay Communities, Inc.: 6.5% 7/15/03	Baa1	350,000	364,595
6.58% 2/15/04	Baa1	705,000	726,622
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	575,000	603,589
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	470,000	487,832
7.125% 3/15/04	Baa2	1,300,000	1,334,008
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	1,200,000	1,261,848
EOP Operating LP:
7.375% 11/15/03	Baa1	1,100,000	1,167,848
8.375% 3/15/06	Baa1	1,500,000	1,675,200
ERP Operating LP 7.1% 6/23/04	A3	1,700,000	1,818,371
Merry Land & Investment Co., Inc. 7.25% 6/15/05	A3	600,000	641,370
ProLogis Trust 6.7% 4/15/04	Baa1	1,720,000	1,803,850
			14,624,263
TOTAL FINANCIALS			101,415,841
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
American Home Products Corp. 5.875% 3/15/04	A3	1,500,000	1,577,895
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.3%
Raytheon Co. 7.9% 3/1/03	Baa3	1,595,000	1,682,119
Air Freight & Couriers - 0.6%
Federal Express Corp. pass thru trust certificate 7.53% 9/23/06	A3	1,634,850	1,745,807
FedEx Corp. 6.625% 2/12/04	Baa2	900,000	942,408
			2,688,215
Airlines - 0.6%
Continental Airlines, Inc. pass thru trust certificate:
6.954% 2/2/11	Ba1	1,093,059	1,038,177
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificate: - continued
7.08% 11/1/04	Ba1	$ 966,482	$ 705,532
Delta Air Lines, Inc. pass thru trust certificate 7.779% 11/18/05	Baa3	1,300,000	1,330,225
			3,073,934
Machinery - 0.7%
Tyco International Group SA yankee 6.375% 6/15/05	Baa1	3,000,000	3,152,640
Road & Rail - 1.0%
CSX Corp. 7.05% 5/1/02	Baa2	1,600,000	1,629,872
Norfolk Southern Corp. 6.95% 5/1/02	Baa1	900,000	916,146
Union Pacific Corp.: 6.34% 11/25/03	Baa3	820,000	864,559
7.6% 5/1/05	Baa3	1,080,000	1,185,440
			4,596,017
TOTAL INDUSTRIALS			15,192,925
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	400,000	412,220
MATERIALS - 0.4%
Chemicals - 0.2%
Praxair, Inc. 6.15% 4/15/03	A3	1,000,000	1,041,140
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. yankee 8.3% 8/1/05	Baa3	310,000	329,570
Georgia-Pacific Group 9.95% 6/15/02	Baa3	500,000	514,450
			844,020
TOTAL MATERIALS			1,885,160
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AirTouch Communications, Inc. 6.35% 6/1/05	A2	800,000	843,688
AT&T Corp. 5.625% 3/15/04	A3	2,280,000	2,340,762
British Telecommunications PLC:
4.445% 12/15/03 (e)	Baa1	1,350,000	1,365,323
7.875% 12/15/05	Baa1	1,200,000	1,311,732
Citizens Communications Co. 8.5% 5/15/06	Baa2	1,435,000	1,553,502
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 7.75% 6/15/05	A3	$ 1,000,000	$ 1,078,770
France Telecom SA 5.1488% 3/14/03 (b)(e)	Baa1	1,550,000	1,561,935
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	1,900,000	1,609,528
SBC Communications, Inc. 5.75% 5/2/06	Aa3	1,100,000	1,147,586
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa1	2,430,000	2,458,917
Telefonica Europe BV 7.35% 9/15/05	A2	700,000	751,443
TELUS Corp. yankee 7.5% 6/1/07	Baa2	785,000	837,619
U.S. West Communications 7.2% 11/1/04	A2	1,750,000	1,853,145
			18,713,950
UTILITIES - 4.0%
Electric Utilities - 2.6%
Avon Energy Partners Holdings 6.73% 12/11/02 (b)	Baa2	2,300,000	2,366,148
Dominion Resources, Inc. 6% 1/31/03	Baa1	1,000,000	1,031,630
Illinois Power Co. 6% 9/15/03	Baa1	850,000	878,832
Niagara Mohawk Power Corp.:
7.375% 8/1/03	Baa2	1,010,000	1,070,560
8% 6/1/04	Baa2	1,600,000	1,738,288
Philadelphia Electric Co.:
6.5% 5/1/03	A2	720,000	753,379
6.625% 3/1/03	A2	400,000	417,660
Progress Energy, Inc. 6.55% 3/1/04	Baa1	1,500,000	1,585,080
Texas Utilities Electric Co.:
8% 6/1/02	A3	750,000	770,100
8.25% 4/1/04	A3	475,000	518,724
TXU Corp. 6.375% 6/15/06	Baa3	1,140,000	1,183,765
			12,314,166
Gas Utilities - 1.0%
Consolidated Natural Gas Co. 7.375% 4/1/05	A3	1,100,000	1,200,210
Enserch Corp. 6.25% 1/1/03	Baa2	650,000	663,832
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,100,000	1,188,693
Sonat, Inc. 6.875% 6/1/05	Baa2	1,000,000	1,038,380
Williams Hold of Delaware, Inc. 6.125% 12/1/03	Baa2	560,000	582,299
			4,673,414
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 0.4%
Enron Corp.:
8.375% 5/23/05	Baa2	$ 1,350,000	$ 1,079,987
9.875% 6/15/03	Baa2	1,160,000	992,693
			2,072,680
TOTAL UTILITIES			19,060,260
TOTAL NONCONVERTIBLE BONDS (Cost $185,467,456)			189,919,942
U.S. Government and Government Agency Obligations - 15.6%

U.S. Government Agency Obligations - 10.5%
Fannie Mae:
6.25% 11/15/02	Aaa	4,000,000	4,167,480
7.125% 2/15/05	Aaa	4,200,000	4,676,448
Freddie Mac:
3.5% 9/15/03	Aaa	15,000,000	15,241,350
5% 5/15/04	Aaa	470,000	492,616
6.375% 11/15/03	Aaa	5,250,000	5,624,903
7% 7/15/05	Aaa	15,600,000	17,420,820
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 3-T, 9.625% 5/15/02	Aaa	25,810	26,092
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa	1,058,824	1,096,490
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	211,765	217,275
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	477,000	499,927
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			49,463,401
U.S. Treasury Obligations - 5.1%
U.S. Treasury Bonds:
10.75% 5/15/03	Aaa	2,000,000	2,254,380
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
11.75% 2/15/10 (callable)	Aaa	$ 4,600,000	$ 5,811,088
U.S. Treasury Notes:
3.625% 8/31/03	Aaa	11,000,000	11,244,090
3.875% 7/31/03 (c)(i)	Aaa	4,600,000	4,719,324
TOTAL U.S. TREASURY OBLIGATIONS			24,028,882
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $72,392,806)			73,492,283
U.S. Government Agency - Mortgage Securities - 7.2%

Fannie Mae - 4.9%
6.5% 10/1/11 to 10/1/16	Aaa	9,903,137	10,291,158
6.5% 11/1/16 (c)	Aaa	6,000,000	6,240,000
7.5% 11/1/07 to 8/1/31 (d)	Aaa	5,967,232	6,258,220
11.5% 11/1/15	Aaa	237,690	269,302
TOTAL FANNIE MAE			23,058,680
Freddie Mac - 2.3%
6% 9/1/16 (d)	Aaa	7,000,001	7,203,421
7.5% 9/1/30 (d)	Aaa	1,561,355	1,636,003
8.5% 5/1/26 to 7/1/28	Aaa	1,815,436	1,945,603
12% 11/1/19	Aaa	57,765	66,444
TOTAL FREDDIE MAC			10,851,471
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,321,642)			33,910,151
Asset-Backed Securities - 17.4%

ABSC Nims Trust:
7% 12/17/31 (b)	Baa3	658,588	647,063
7.25% 4/15/31	BBB-	443,797	438,250
Americredit Automobile Receivables Trust:
5.01% 7/14/08	Aaa	2,500,000	2,575,000
5.37% 6/12/08	Aaa	2,700,000	2,808,844
7.02% 12/15/05	Aaa	2,000,000	2,114,063
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Americredit Automobile Receivables Trust: - continued
7.15% 8/12/04	Aaa	$ 972,621	$ 1,002,104
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	1,600,000	1,645,000
Arcadia Automobile Receivables Trust 7.2% 6/15/07	Aaa	2,102,620	2,226,149
ARG Funding Corp. 5.88% 5/20/03 (b)	Aaa	2,650,000	2,671,945
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	2,000,000	2,130,000
Capita Equipment Receivables Trust 6.45% 8/15/02	Aa3	1,518,443	1,518,680
Capital Auto Receivables Asset Trust:
4.6% 9/15/05	Aaa	2,000,000	2,041,125
6.46% 7/15/06	Aaa	1,700,000	1,772,945
Capital One Master Trust:
3.85% 8/15/07	Aaa	2,000,000	2,016,016
7.1% 4/17/06	Aaa	2,000,000	2,109,375
Chase Manhattan Auto Owner Trust:
4.55% 8/15/05	Aaa	2,000,000	2,048,125
5.06% 2/15/08	A2	255,000	262,760
6.48% 6/15/07	A2	727,800	770,586
Chevy Chase Auto Receivables Trust:
5.97% 10/20/04	Aaa	254,622	258,004
6.2% 3/20/04	Aaa	77,818	78,134
Citibank Credit Card Master Trust I:
0% 8/15/06	Aaa	1,700,000	1,533,984
5.3% 1/9/06	Aaa	720,000	751,699
CS First Boston Mortgage Securities Corp. 8% 4/25/32	BBB	1,000,000	967,500
DaimlerChrysler Auto Trust:
5.16% 1/6/05	Aaa	3,000,000	3,104,988
6.7% 6/8/03	Aaa	1,845,997	1,868,207
Discover Card Master Trust I:
2.885% 7/18/05 (e)	A2	5,250,000	5,250,000
5.65% 11/15/06	A2	700,000	730,808
Fidelity Funding Auto Trust 6.99% 11/15/02 (b)	Aaa	13,171	13,171
First Security Auto Owner Trust 6.2% 10/2/06	A3	534,204	544,888
Ford Credit Auto Owner Trust:
4.83% 2/15/05	Aaa	2,350,000	2,422,703
5.71% 9/15/05	A2	290,000	304,704
7.03% 11/15/03	Aaa	933,000	952,295
7.5% 10/15/04	A1	1,700,000	1,821,381
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	1,085,000	1,115,855
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Honda Auto Receivables Owner Trust: - continued
5.36% 9/20/04	Aaa	$ 1,700,000	$ 1,757,008
6.62% 7/15/04	Aaa	1,400,000	1,458,734
Household Private Label Credit Card Master Trust I 4.95% 6/16/08	Aaa	1,600,000	1,656,640
IndyMac Nim Trust 9.9938% 8/26/31 (b)(e)	BBB-	577,509	581,028
Isuzu Auto Owner Trust 4.88% 11/22/04	Aaa	870,000	899,634
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	1,100,000	1,145,719
Key Auto Finance Trust:
5.83% 1/15/07	Aaa	2,039,504	2,093,679
6.65% 10/15/03	Baa3	18,119	18,317
Onyx Acceptance Grantor Trust 5.95% 7/15/04	Aaa	298,287	300,151
Onyx Acceptance Owner Trust:
3.63% 11/15/05	Aaa	2,000,000	2,013,125
6.85% 8/15/07	Aaa	2,000,000	2,136,754
7.26% 5/15/07	Aaa	2,000,000	2,157,813
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	888,492	912,093
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.0788% 2/5/03 (b)(e)	Baa2	205,136	204,687
Premier Auto Trust 5.7% 10/6/02	Aaa	187,071	187,148
Prime Credit Card Master Trust 6.75% 11/15/05	Aaa	1,000,000	1,034,087
Sears Credit Account Master Trust II:
7% 7/15/08	Aaa	650,000	690,827
7.25% 11/15/07	Aaa	3,000,000	3,202,436
7.5% 11/15/07	A2	1,700,000	1,830,754
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	2,300,000	2,481,381
Triad Auto Receivables Owner Trust 5.98% 9/17/05	Aaa	488,802	496,364
Wells Fargo Auto Trust 4.68% 2/15/05	Aaa	1,100,000	1,129,219
WFS Financial Owner Trust 6.83% 7/20/05	Aaa	1,000,000	1,034,688
TOTAL ASSET-BACKED SECURITIES (Cost $79,346,290)			81,938,637
Collateralized Mortgage Obligations - 5.9%

Private Sponsor - 0.1%
Residential Funding Mortgage Securities I, Inc. planned amortization class Series 1994-S12 Class A2, 6.5% 4/25/09	Aaa	237,094	239,835
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency - 5.8%
Fannie Mae:
REMIC planned amortization class:
Series 1993-206 Class KA, 6.5% 12/25/22	Aaa	$ 1,350,000	$ 1,431,837
Series 1994-51 Class PH, 6.5% 1/25/23	Aaa	700,000	742,000
Series 1994-63 Class PH, 7% 6/25/23	Aaa	2,000,000	2,141,240
Series 2001-53 Class PE, 6.5% 8/31/31	Aaa	600,000	635,227
sequential pay:
Series 1998-2 Class DA, 6.5% 4/18/25	Aaa	1,576,538	1,605,594
Series 2000-49 Class A, 8% 3/18/27	Aaa	1,073,555	1,147,362
Freddie Mac:
REMIC planned amortization class:
Series 16 Class PH, 6.75% 4/25/21	Aaa	1,500,000	1,579,680
Series 1714 Class H, 6.75% 5/15/23	Aaa	2,000,000	2,130,000
Series 2134 Class PC, 5.725% 4/15/11	Aaa	1,958,055	2,035,144
Series 2143 Class CH, 6% 2/15/19	Aaa	1,117,741	1,152,670
sequential pay:
Series 1746 Class B, 7% 12/15/01	Aaa	48,825	48,886
Series 1815 Class B, 7% 1/15/21	Aaa	1,035,724	1,045,429
Series 2053 Class A, 6.5% 10/15/23	Aaa	1,439,424	1,480,807
Series 2070 Class A, 6% 8/15/24	Aaa	2,145,823	2,218,244
Series 2134 Class H, 6.5% 12/15/24	Aaa	2,707,151	2,869,580
Series 2211 Class C, 7.5% 6/15/27	Aaa	1,973,998	2,010,378
Series 2284 Class C, 6.5% 2/15/29	Aaa	1,038,119	1,091,645
target amortization class Series 2209 Class TA, 7.5% 1/15/27	Aaa	1,042,358	1,063,528
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	1,054,714	1,085,691
TOTAL U.S. GOVERNMENT AGENCY			27,514,942
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,695,306)			27,754,777
Commercial Mortgage Securities - 6.6%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
280 Park Avenue Trust Series 2001-280 Class X1, 1.0329% 2/3/16 (b)(f)	Aaa	$ 15,984,481	$ 1,028,740
Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 9/25/03 (b)	Aaa	106,468	107,192
Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	2,029,617	2,189,534
Bankers Trust II floater Series 1999-S1A Class D, 5.77% 2/28/14 (b)(e)	Aa2	2,200,000	2,200,000
CBM Funding Corp. sequential pay Series 1996-1B Class A2, 6.88% 7/1/02	AA	306,765	309,965
COMM floater Series 2000-FL3A Class C, 3.285% 11/15/12 (b)(e)	Aaa	1,400,000	1,396,500
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (b)	Aaa	1,039,837	1,080,131
CS First Boston Mortgage Securities Corp.:
floater:
Series 1998-FL1A:
Class D, 4.0838% 1/10/13 (b)(e)	Aa1	163,049	162,438
Class E, 4.4338% 1/10/13 (b)(e)	Baa1	2,700,000	2,688,188
Series 2001-FL2A Class B, 2.925% 9/15/13 (b)(e)	Aa2	1,200,000	1,206,980
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	Aaa	830,000	885,084
Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	1,122,809	1,233,282
Series 2001-CK3 Class A2, 6.04% 6/15/34	Aaa	1,050,000	1,096,594
Series 2000-FL1A Class A2, 3.888% 9/15/03 (b)(e)	Aaa	2,100,000	2,090,157
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1, 7.45% 8/10/09	Aaa	1,102,243	1,213,961
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 4.5375% 5/15/03 (b)(e)	Baa2	1,183,784	1,165,657
First Union National Bank Commercial Mortgage Trust Series 2001-C3 Class X1, 0.5761% 8/15/23 (b)(f)	Aaa	7,439,954	275,511
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C1 Class A2, 7.3% 4/18/29	Aaa	630,000	685,568
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FMAC Loan Receivables Trust sequential pay Series 1998-C Class A1, 5.99% 9/15/20 (b)	Aaa	$ 424,160	$ 424,160
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/20 (b)	Aa2	761,626	783,666
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2001-WTCA Class X1, 0.8% 9/1/15 (b)(f)	Aaa	16,300,000	10,188
GS Mortgage Trust II floater Series 2001-FL4 Class D, 3.435% 12/15/05 (e)	A2	1,140,797	1,140,797
Hilton Hotel Pool Trust sequential pay Series 2000-HLT Class A1, 7.055% 10/3/10 (b)	Aaa	939,410	1,018,378
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (b)	Aaa	841,655	907,988
Morgan Stanley Capital I, Inc. Series 1997-RR Class B, 7.3006% 4/30/39 (b)(e)	-	1,300,066	1,338,662
Nationslink Funding Corp. Series 1999-A1 Class C, 7.03% 1/20/08	Aaa	1,331,015	1,438,744
Nomura Depositor Trust floater Series 1998-ST1A Class A4, 4.3875% 2/15/34 (b)(e)	Baa2	2,290,000	2,265,687
Structured Asset Securities Corp. Series 1995-C1 Class E, 7.375% 9/25/24 (b)	BBB	562,730	586,558
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,753,403)			30,930,310
Complex Mortgage Securities - 0.1%

Interest Only - 0.1%
Ge Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5583% 5/15/33 (b)(e)(f) (Cost $485,929)	Aaa	12,178,092	509,481
Foreign Government and Government Agency Obligations (g) - 1.4%

Ontario Province 7% 8/4/05	Aa3	2,645,000	2,919,234
Quebec Province yankee 8.8% 4/15/03	A1	2,000,000	2,179,800
United Mexican States 8.5% 2/1/06	Baa3	1,650,000	1,761,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,637,706)			6,860,409
Supranational Obligations - 0.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
African Development Bank 7.75% 12/15/01 (Cost $1,309,490)	Aa1	$ 1,240,000	$ 1,246,436
Fixed-Income Funds - 1.7%
	Shares
Fidelity Ultra-Short Central Fund (Cost $8,000,000) (h)	800,000	8,000,000
Cash Equivalents - 4.1%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $19,404,000)	$ 19,405,420	19,404,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $463,814,028)		473,966,426
NET OTHER ASSETS - (0.6)%		(2,981,769)
NET ASSETS - 100%		$ 470,984,657
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,646,686 or 7.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(h) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(i) Security or a portion of the security sold on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	71.4%	AAA, AA, A	64.8%
Baa	21.8%	BBB	23.2%
Ba	0.6%	BB	0.9%
B	0.0%	B	0.0%
Caa	0.2%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.3%. The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Purchases and sales of securities, other than short-term securities, aggregated $577,210,962 and $505,399,114, respectively, of which long-term U.S. government and government agency obligations aggregated $337,521,038 and $348,096,433, respectively.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $463,814,030. Net unrealized appreciation aggregated $10,152,396, of which $12,440,117 related to appreciated investment securities and $2,287,721 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $47,105,000 of which $16,031,000, $19,457,000, $2,265,000, $3,149,000, $2,459,000 and $3,744,000 will expire on October 31, 2002, 2003, 2004, 2005, 2007 and 2008, respectively.

A total of 8.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $19,404,000) (cost $463,814,028) - See accompanying schedule		$ 473,966,426
Commitment to sell securities on a delayed delivery basis	$ (13,709,157)
Receivable for securities sold on a delayed delivery basis	13,641,179	(67,978)
Receivable for investments sold Regular delivery		4,115,289
Delayed delivery		7,696,416
Cash		142,868
Receivable for fund shares sold		7,415,228
Interest receivable		5,245,167
Total assets		498,513,416
Liabilities
Payable for investments purchased Regular delivery	6,005,897
Delayed delivery	18,451,728
Payable for fund shares redeemed	2,417,203
Distributions payable	264,883
Accrued management fee	160,722
Distribution fees payable	115,627
Other payables and accrued expenses	112,699
Total liabilities		27,528,759
Net Assets		$ 470,984,657
Net Assets consist of:
Paid in capital		$ 508,011,105
Undistributed net investment income		131,413
Accumulated undistributed net realized gain (loss) on investments		(47,242,281)
Net unrealized appreciation (depreciation) on investments		10,084,420
Net Assets		$ 470,984,657

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,239,543 ÷ 4,029,369 shares)	$9.49
Maximum offering price per share (100/98.50 of $9.49)	$9.63
Class T: Net Asset Value and redemption price per share ($309,958,075 ÷ 32,634,939 shares)	$9.50
Maximum offering price per share (100/98.50 of $9.50)	$9.64
Class C: Net Asset Value and offering price per share ($99,485,716 ÷ 10,473,594 shares) A	$9.50
Institutional Class: Net Asset Value, offering price and redemption price per share ($23,301,323 ÷ 2,454,060 shares)	$9.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 23,631,289
Security lending		32,168
Total income		23,663,457
Expenses
Management fee	$ 1,562,565
Transfer agent fees	667,021
Distribution fees	966,162
Accounting fees and expenses	108,232
Non-interested trustees' compensation	1,479
Custodian fees and expenses	17,325
Registration fees	122,958
Audit	39,337
Legal	3,141
Miscellaneous	31,260
Total expenses before reductions	3,519,480
Expense reductions	(8,709)	3,510,771
Net investment income		20,152,686
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,252,882
Change in net unrealized appreciation (depreciation) on:
Investment securities	12,422,397
Delayed delivery commitments	(67,978)	12,354,419
Net gain (loss)		14,607,301
Net increase (decrease) in net assets resulting from operations		$ 34,759,987

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 20,152,686	$ 18,460,660
Net realized gain (loss)	2,252,882	(3,704,706)
Change in net unrealized appreciation (depreciation)	12,354,419	2,610,601
Net increase (decrease) in net assets resulting from operations	34,759,987	17,366,555
Distributions to shareholders from net investment income	(20,520,784)	(18,468,559)
Share transactions - net increase (decrease)	102,262,577	(9,153,093)
Total increase (decrease) in net assets	116,501,780	(10,255,097)
Net Assets
Beginning of period	354,482,877	364,737,974
End of period (including undistributed net investment income of $131,413 and $137,384, respectively)	$ 470,984,657	$ 354,482,877

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.120	$ 9.150	$ 9.380	$ 9.310	$ 9.370
Income from Investment Operations
Net investment income C	.523	.551	.518	.572	.532
Net realized and unrealized gain (loss)	.386	(.028)	(.233)	.024	(.021)
Total from investment operations	.909	.523	.285	.596	.511
Less Distributions
From net investment income	(.539)	(.553)	(.515)	(.526)	(.571)
Net asset value, end of period	$ 9.490	$ 9.120	$ 9.150	$ 9.380	$ 9.310
Total Return A, B	10.22%	5.91%	3.12%	6.58%	5.64%
Ratios to Average Net Assets D
Expenses before expense reductions	.85%	.83%	.82%	.94%	1.82%
Expenses net of voluntary waivers, if any	.85%	.83%	.82%	.90%	.90%
Expenses net of all reductions	.84%	.83%	.80%	.90%	.90%
Net investment income	5.63%	6.05%	5.68%	6.03%	6.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,240	$ 16,698	$ 17,835	$ 5,524	$ 19,726
Portfolio turnover rate	145%	115%	139%	124%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.380
Income from Investment Operations
Net investment income C	.525	.550	.523	.555	.578
Net realized and unrealized gain (loss)	.383	(.019)	(.238)	.019	(.036)
Total from investment operations	.908	.531	.285	.574	.542
Less Distributions
From net investment income	(.538)	(.551)	(.515)	(.544)	(.572)
Net asset value, end of period	$ 9.500	$ 9.130	$ 9.150	$ 9.380	$ 9.350
Total Return A, B	10.21%	6.00%	3.12%	6.32%	5.97%
Ratios to Average Net Assets D
Expenses before expense reductions	.85%	.84%	.84%	.89%	.89%
Expenses net of voluntary waivers, if any	.85%	.84%	.84%	.89%	.89%
Expenses net of all reductions	.85%	.83%	.83%	.89%	.89%
Net investment income	5.62%	6.05%	5.64%	5.93%	6.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 309,958	$ 279,306	$ 309,670	$ 333,050	$ 351,614
Portfolio turnover rate	145%	115%	139%	124%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.160	$ 9.380	$ 9.340
Income from Investment Operations
Net investment income E	.448	.467	.434	.437
Net realized and unrealized gain (loss)	.383	(.021)	(.222)	.064
Total from investment operations	.831	.446	.212	.501
Less Distributions
From net investment income	(.461)	(.476)	(.432)	(.461)
Net asset value, end of period	$ 9.500	$ 9.130	$ 9.160	$ 9.380
Total Return B, C, D	9.30%	5.01%	2.31%	5.49%
Ratios to Average Net Assets G
Expenses before expense reductions	1.68%	1.68%	1.73%	2.51% A
Expenses net of voluntary waivers, if any	1.68%	1.68%	1.73%	1.75% A
Expenses net of all reductions	1.68%	1.67%	1.72%	1.75% A
Net investment income	4.80%	5.21%	4.75%	4.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,486	$ 50,824	$ 30,428	$ 11,795
Portfolio turnover rate	145%	115%	139%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.370
Income from Investment Operations
Net investment income B	.540	.564	.534	.566	.589
Net realized and unrealized gain (loss)	.387	(.015)	(.236)	.021	(.023)
Total from investment operations	.927	.549	.298	.587	.566
Less Distributions
From net investment income	(.557)	(.569)	(.528)	(.557)	(.586)
Net asset value, end of period	$ 9.500	$ 9.130	$ 9.150	$ 9.380	$ 9.350
Total Return A	10.43%	6.21%	3.27%	6.47%	6.24%
Ratios to Average Net Assets C
Expenses before expense reductions	.66%	.67%	.71%	.93%	1.02%
Expenses net of voluntary waivers, if any	.66%	.67%	.71%	.75%	.75%
Expenses net of all reductions	.66%	.67%	.70%	.75%	.75%
Net investment income	5.81%	6.21%	5.77%	6.06%	6.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,301	$ 7,655	$ 6,805	$ 7,027	$ 6,750
Portfolio turnover rate	145%	115%	139%	124%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedule of investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001 the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate, was .43% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares . Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 34,304	$ 243
Class T	0%	.15%	413,364	5,242
Class C	.75%	.25%	518,494	280,512
			$ 966,162	$ 285,997

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund. FDC receives the proceeds of a contingent deferred sales charge levied on Class A, Class T, and Class C share redemptions. These charges depend on the holding period. The deferred sales charge is 1% for Class C and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 69,869	$ 25,529
Class T	139,309	35,843
Class C	21,943	21,943*
	$ 231,121	$ 83,315

*When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 41,328.18
Class T	517,388.19
Class C	85,534.16
Institutional Class	22,771.14
	$ 667,021

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $81,620 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $8,709.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 1,293,315	$ 989,950
Class T	15,819,901	16,008,757
Class C	2,488,589	1,027,363
Institutional Class	918,979	442,489
Total	$ 20,520,784	$ 18,468,559

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000
Class A Shares sold	4,054,200	1,682,621	$ 37,922,254	$ 15,278,451
Reinvestment of distributions	101,013	97,239	944,387	883,778
Shares redeemed	(1,955,939)	(1,899,431)	(18,222,488)	(17,261,780)
Net increase (decrease)	2,199,274	(119,571)	$ 20,644,153	$ (1,099,551)
Class T Shares sold	26,177,892	18,749,453	$ 244,606,368	$ 170,697,136
Reinvestment of distributions	1,422,665	1,430,849	13,291,880	13,011,480
Shares redeemed	(25,559,373)	(23,421,838)	(238,035,942)	(213,120,892)
Net increase (decrease)	2,041,184	(3,241,536)	$ 19,862,306	$ (29,412,276)
Class C Shares sold	11,388,103	5,686,664	$ 106,834,535	$ 51,826,077
Reinvestment of distributions	211,468	87,059	1,978,947	792,111
Shares redeemed	(6,691,198)	(3,532,168)	(62,114,713)	(32,118,065)
Net increase (decrease)	4,908,373	2,241,555	$ 46,698,769	$ 20,500,123
Institutional Class Shares sold	2,306,063	304,332	$ 21,532,203	$ 2,764,206
Reinvestment of distributions	88,199	42,066	825,159	382,542
Shares redeemed	(778,659)	(251,563)	(7,300,013)	(2,288,137)
Net increase (decrease)	1,615,603	94,835	$ 15,057,349	$ 858,611

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund, (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,655,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research Company (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	166,133,306.08	80.966
Against	8,511,336.64	4.148
Abstain	30,545,584.05	14.886
TOTAL	205,190,226.77	100.000
Broker Non-Votes	54,119,905.53
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research Company (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	165,462,420.06	80.639
Against	8,996,386.17	4.384
Abstain	30,731,420.54	14.977
TOTAL	205,190,226.77	100.000
Broker Non-Votes	54,119,905.53
PROPOSAL 15
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	162,272,653.68	79.084
Against	11,099,123.23	5.409
Abstain	31,818,449.86	15.507
TOTAL	205,190,226.77	100.000
Broker Non-Votes	54,119,905.53
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	163,739,510.54	79.799
Against	9,515,419.31	4.637
Abstain	31,935,296.91	15.564
TOTAL	205,190,226.76	100.000
Broker Non-Votes	54,119,905.54
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	162,006,923.71	78.955
Against	11,940,737.87	5.819
Abstain	31,242,565.19	15.226
TOTAL	205,190,226.77	100.000
Broker Non-Votes	54,119,905.53

*Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Andrew J. Dudley, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

* Independent trustees

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SFI-ANN-1201 149536
1.538430.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Short Fixed-Income

Fund - Institutional Class

Annual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Short Fixed-Income - Inst CL	10.43%	36.99%	82.64%
LB 1-3 Year Govt/Credit	11.36%	39.72%	87.22%
Short Investment Grade Debt Funds Average	9.93%	35.15%	80.81%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers® 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 114 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Short Fixed-Income - Inst CL	10.43%	6.50%	6.21%
LB 1-3 Year Govt/Credit	11.36%	6.92%	6.47%
Short Investment Grade Debt Funds Average	9.93%	6.20%	6.09%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Institutional Class on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $18,264 - an 82.64% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $18,722 - an 87.22% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Short Fixed-Income Fund - Institutional Class
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	6.38%	6.43%	5.72%	6.15%	6.45%
Capital returns	4.05%	-0.22%	-2.45%	0.32%	-0.21%
Total returns	10.43%	6.21%	3.27%	6.47%	6.24%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and excludes the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.23¢	26.76¢	55.66¢
Annualized dividend rate	5.26%	5.65%	5.97%
30-day annualized yield	4.17%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.47 over the past one month, $9.39 over the past six months, and $9.33 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds provided some of the best returns of any asset class, continuing a two-year trend that coincided with extreme volatility in the equity markets. While stocks generally posted double-digit losses, investment-grade bonds saw double-digit advances, as measured by the Lehman Brothers Aggregate Bond Index. This trend was furthered during the 12-month period ending October 31, 2001. In that time, the Lehman Brothers index - a proxy for taxable-bond performance - returned 14.56%. On a year-to-date basis through October, the index was up nearly 11%. If the benchmark finishes 2001 with a return of more than 10%, it will mark the first time since 1985-1986 that it recorded double-digit gains in two consecutive years. The various categories of investment-grade taxable bonds performed similarly well during the past 12 months. Corporates had a slight performance edge as investors shifted toward higher-yielding securities for most of the period. The Lehman Brothers Credit Bond Index was up 15.80% for the year. Agencies were right behind at 15.46%, according to the Lehman Brothers U.S. Agency Index. Treasuries gained significant ground after the terrorist attacks of September 11, as investors searched for investments with less credit risk. The Lehman Brothers Treasury Index gained 14.95% during the 12-month period. High levels of prepayment activity held back the returns of mortgage bonds somewhat, but the Lehman Brothers Mortgage-Backed Securities Index still gained a solid 13.08%.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund

Q. How did the fund perform, Andy?

A. For the 12-month period that ended October 31, 2001, the fund's Institutional Class shares returned 10.43%. To get a sense of how the fund did relative to its competitors, the return for the short investment grade debt funds average as tracked by Lipper Inc. was 9.93%. Additionally, the Lehman Brothers 1-3 Year Government/Credit Bond Index returned 11.36%.

Q. What factors drove the fund's performance during the period?

A. The fund's gains were propelled by rapidly declining short-term interest rates, which caused short-term bond yields to fall and their prices - which move opposite their yields - to rise. The Federal Reserve Board has cut interest rates on nine separate occasions for a total of four percentage points so far in 2001. The early cuts were aimed at reviving a sluggish economy. The two most recent cuts - which took place after the events of September 11 - were designed to stabilize the global financial markets and prevent a recession from deepening. Short-maturity and, to a lesser extent, intermediate-term bonds dramatically outperformed longer-term securities during the period because longer-term bond yields and prices aren't as closely linked to Fed actions. Against that backdrop, short-term U.S. Treasury securities saw the biggest gains, followed by agency, corporate and mortgage securities.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies throughout the year?

A. In the corporate bond sector - which made up about 41% of the fund's assets at the end of the period - I maintained a defensive posture, focusing on industries with a history of holding up reasonably well during economic slumps, including utilities, and sectors that were already priced to reflect a potential slowdown, such as real estate investment trusts. I also made some additions to the fund's stake in corporate bonds with higher credit ratings. That said, the fund's stake in lower-quality bonds trailed their higher-quality counterparts as the economy deteriorated.

Q. How did the fund's stake in mortgage securities - which made up about 13% of assets at the end of the period - affect performance?

A. Mortgage securities performed well and were a significant contributor to the fund's performance. In fact, prices of many of the most actively traded U.S. mortgage securities rose to historic highs at the end of October, thanks to investors' growing appetite for high-quality, higher-yielding alternatives to U.S. Treasury securities. That said, the mortgage market had to contend with several waves of refinancing activity as falling interest rates spurred record numbers of borrowers to refinance their home loans. Investors typically dislike rapid prepayment activity because it potentially forces them to reinvest the proceeds at lower prevailing interest rates. Security selection within the mortgage market also was a plus for performance. I emphasized mortgage securities that had some measure of protection against prepayments, and they performed relatively well. These included 15-year mortgage securities, collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities.

Q. Were there any disappointments?

A. The fund's stake in agency securities was small relative to the market overall, which somewhat hurt the fund's returns given how well they performed during the year. Various government proposals designed to alter the nature of the relationship between some agencies and the government faded from view for a bit, providing a more favorable backdrop for agency securities.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. Given evidence that the economy continues to weaken, the bond market is priced such that it seemingly is expecting more interest-rate cuts to come. If there are further rate cuts in the offing, bonds would likely benefit, just as they have during most of the past year. If, on the other hand, signs of an economic rebound emerge, interest rates may stabilize. Against a lower or more stable interest-rate backdrop, I'm optimistic about the outlook for bonds that offer yield advantages over Treasuries, including corporate, mortgage and agency securities. To the extent that investors look for high-quality, higher-yielding fixed-income investments, those segments of the market should benefit relative to Treasuries.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income consistent with preservation of capital, by investing primarily in a broad range of investment-grade, fixed-income securities

Start date: September 16, 1987

Size: as of October 31, 2001, more than $470 million

Manager: Andrew Dudley, since 1997; joined Fidelity in 1996

3

Andrew Dudley on the suspension of auctions of 30-year U.S. Treasury bonds:

"The 30-year Treasury bond, also known as the ´long bond,' has been a steady feature of U.S. fixed-income markets since it was first regularly issued in the 1970s. Since then, it has become a proxy for interest rates and is the standard against which other fixed-income investments are measured. In late October, the U.S. Treasury surprised many with its announcement that it would suspend its future auctions of 30-year bonds. According to Treasury officials, the move would cut borrowing costs since the government currently pays higher rates for long-term bonds than for short-term notes and bills. Other observers pointed out that the Treasury - perhaps working with the blessing of the Federal Reserve Board - also might have been intent on bringing down stubbornly high long-term rates as a means of stimulating the economy. The market's immediate reaction was to push the prices of 30-year Treasuries significantly higher, anticipating a scarcity of the long bond in the months to come. At the same time, corporations began to issue more long-term bonds, looking to take advantage of lower long-term borrowing costs. Looking ahead, the suspension of the 30-year auction may mean that the spread - or the difference in yield - between Treasuries on the one side and agency, mortgage and corporate securities on the other side - will remain wider than historical norms, a reflection of the scarcity of Treasuries and an abundant supply of other types of bonds."

Annual Report

Investment Changes

Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	47.2	47.4
Aa	8.1	6.5
A	16.8	16.5
Baa	22.3	23.2
Ba and Below	0.8	1.2
Not Rated	0.3	0.1

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of October 31, 2001
6 months ago
Years	2.4	2.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	1.8	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Corporate Bonds 40.7%		Corporate Bonds 40.2%
	U.S. Government and Government Agency Obligations 22.8%		U.S. Government and Government Agency Obligations 20.5%
	Asset-Backed Securities 17.8%		Asset-Backed Securities 17.6%
	CMOs and Other Mortgage Related Securities 13.1%		CMOs and Other Mortgage Related Securities 16.5%
	Other Investments 1.7%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 3.9%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	7.0%	** Foreign investments	7.2%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.7%
DaimlerChrysler North America Holding Corp.:
6.9% 9/1/04	A3	$ 1,500,000	$ 1,551,045
7.4% 1/20/05	A3	400,000	413,472
7.75% 6/15/05	A3	1,100,000	1,153,548
			3,118,065
Media - 2.7%
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	1,000,000	1,022,030
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	720,000	775,958
Continental Cablevision, Inc.:
8.3% 5/15/06	Baa1	500,000	557,960
8.625% 8/15/03	Baa1	750,000	808,403
Cox Communications, Inc.:
6.875% 6/15/05	Baa2	1,300,000	1,388,361
7.5% 8/15/04	Baa2	950,000	1,021,592
News America Holdings, Inc.:
8.5% 2/15/05	Baa3	800,000	872,960
8.625% 2/1/03	Baa3	1,450,000	1,531,925
TCI Communications, Inc.:
6.375% 5/1/03	Baa1	800,000	831,448
8.25% 1/15/03	Baa1	1,200,000	1,262,352
8.65% 9/15/04	Baa1	600,000	663,936
Time Warner Entertainment Co. LP 9.625% 5/1/02	Baa1	1,985,000	2,045,662
			12,782,587
Multiline Retail - 0.4%
Federated Department Stores, Inc. 8.125% 10/15/02	Baa1	1,860,000	1,937,246
Textiles & Apparel - 0.2%
Jones Apparel Group, Inc. 7.5% 6/15/04	Baa2	800,000	830,680
TOTAL CONSUMER DISCRETIONARY			18,668,578
CONSUMER STAPLES - 2.0%
Food & Drug Retailing - 1.1%
Fred Meyer, Inc. 7.375% 3/1/05	Baa3	2,300,000	2,467,187
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Safeway, Inc.:
3.625% 11/5/03	Baa2	$ 2,000,000	$ 1,998,960
6.05% 11/15/03	Baa2	500,000	524,755
			4,990,902
Food Products - 0.3%
Kellogg Co. 5.5% 4/1/03	Baa2	1,200,000	1,238,376
Tobacco - 0.6%
Philip Morris Companies, Inc. 7% 7/15/05	A2	1,750,000	1,899,835
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,150,000	1,198,438
			3,098,273
TOTAL CONSUMER STAPLES			9,327,551
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (b)	Baa1	575,000	619,806
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	Baa2	1,400,000	1,469,244
Oryx Energy Co. 8% 10/15/03	Baa2	685,000	734,608
Petroleos Mexicanos 6.5% 2/1/05 (b)	Baa2	825,000	841,904
			3,045,756
TOTAL ENERGY			3,665,562
FINANCIALS - 21.5%
Banks - 6.7%
Abbey National First Capital BV yankee 8.2% 10/15/04	Aa3	700,000	789,488
Bank of America Corp. 7.875% 5/16/05	Aa2	2,850,000	3,196,161
Bank One Corp.:
6.5% 2/1/06	Aa3	765,000	813,639
7.625% 8/1/05	Aa3	1,735,000	1,915,110
BankBoston Corp. 6.625% 2/1/04	A3	1,700,000	1,808,681
Capital One Bank:
6.48% 6/28/02	Baa2	1,500,000	1,516,395
6.65% 3/15/04	Baa3	1,000,000	1,020,110
CIT Group, Inc. 5.625% 5/17/04	A2	1,000,000	1,038,200
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Den Danske Bank Group AS 6.55% 9/15/03 (b)	Aa3	$ 1,500,000	$ 1,589,235
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (b)	Caa2	981,389	942,134
First Security Corp. 5.875% 11/1/03	Aa2	450,000	470,448
First Union Corp.:
6.95% 11/1/04	A1	1,500,000	1,623,045
7.55% 8/18/05	A1	575,000	635,979
7.7% 2/15/05	A1	1,900,000	2,079,474
Fleet Financial Group, Inc. 8.125% 7/1/04	A3	930,000	1,027,594
FleetBoston Financial Corp. 7.25% 9/15/05	A2	750,000	822,548
Korea Development Bank:
7.125% 4/22/04	Baa2	700,000	746,634
7.375% 9/17/04	Baa2	810,000	874,460
Long Island Savings Bank FSB 7% 6/13/02	Baa2	1,250,000	1,277,650
PNC Funding Corp.:
6.875% 3/1/03	A3	550,000	574,998
6.95% 9/1/02	A2	1,800,000	1,860,678
Providian National Bank 6.75% 3/15/02	Baa3	310,000	279,000
Royal Bank of Scotland Group PLC 7.816% 11/29/49	A1	1,900,000	2,079,550
Wells Fargo & Co.:
6.625% 7/15/04	Aa2	2,000,000	2,148,040
7.2% 5/1/03	Aa2	550,000	582,643
			31,711,894
Diversified Financials - 11.4%
Abbey National PLC 6.69% 10/17/05	Aa3	200,000	215,526
Amvescap PLC yankee:
6.375% 5/15/03	A2	2,450,000	2,559,442
6.6% 5/15/05	A2	600,000	633,246
Associates Corp. of North America 5.75% 11/1/03	Aa1	2,200,000	2,308,746
Chase Manhattan Corp. 5.75% 4/15/04	Aa3	600,000	627,582
Citigroup, Inc.:
5.7% 2/6/04	Aa1	1,400,000	1,467,844
6.75% 12/1/05	Aa1	900,000	984,303
Conoco Funding Co. 5.45% 10/15/06	Baa1	1,345,000	1,356,973
Countrywide Home Loans, Inc.:
5.25% 5/22/03	A3	450,000	464,648
6.85% 6/15/04	A3	2,655,000	2,845,948
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Ford Motor Credit Co.:
5.75% 2/23/04	A2	$ 1,300,000	$ 1,322,893
6.5% 1/25/07	A2	920,000	921,702
7.5% 3/15/05	A2	1,600,000	1,663,488
7.6% 8/1/05	A2	1,900,000	1,985,937
General Electric Capital Corp. 6.65% 9/3/02	Aaa	1,300,000	1,341,912
General Motors Acceptance Corp.:
6.125% 9/15/06	A2	650,000	648,239
6.38% 1/30/04	A2	1,500,000	1,539,165
7.5% 7/15/05	A2	2,200,000	2,319,504
Goldman Sachs Group LP 6.6% 7/15/02 (b)	A1	500,000	510,880
Goldman Sachs Group, Inc. 7.625% 8/17/05	A1	1,500,000	1,646,430
Household Finance Corp.:
6.5% 1/24/06	A2	930,000	983,075
8% 5/9/05	A2	1,170,000	1,290,803
J.P. Morgan Chase & Co. 5.625% 8/15/06	Aa3	1,000,000	1,043,000
Lehman Brothers Holdings, Inc.:
6.25% 5/15/06	A2	995,000	1,041,934
6.625% 4/1/04	A2	650,000	692,770
Mellon Funding Corp. 7.5% 6/15/05	A1	500,000	555,910
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	1,100,000	1,171,885
Morgan Stanley Dean Witter & Co. 6.1% 4/15/06	Aa3	1,800,000	1,887,426
National Rural Utils. Coop. Finance Corp. 5.25% 7/15/04	Aa3	1,750,000	1,817,270
NiSource Finance Corp. 7.5% 11/15/03	Baa2	2,100,000	2,249,142
Powergen US Funding LLC 4.5% 10/15/04	Baa1	1,370,000	1,381,220
Qwest Capital Funding, Inc. 5.875% 8/3/04 (b)	Baa1	1,250,000	1,257,488
Salomon Smith Barney Holdings, Inc. 6.125% 1/15/03	Aa1	2,000,000	2,077,500
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	550,000	565,824
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	1,280,000	1,327,885
5.875% 5/1/04	Baa1	2,700,000	2,788,209
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	575,000	569,250
Unilever Capital Corp. 6.875% 11/1/05	A1	1,100,000	1,199,825
Washington Mutual Finance Corp. 8.25% 6/15/05	A3	2,000,000	2,221,860
			53,486,684
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Insurance - 0.3%
New York Life Insurance Co. 6.4% 12/15/03 (b)	Aa3	$ 1,500,000	$ 1,593,000
Real Estate - 3.1%
AMB Property LP 7.2% 12/15/05	Baa1	1,000,000	1,066,590
Arden Realty LP 8.875% 3/1/05	Baa3	1,545,000	1,672,540
AvalonBay Communities, Inc.: 6.5% 7/15/03	Baa1	350,000	364,595
6.58% 2/15/04	Baa1	705,000	726,622
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	575,000	603,589
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	470,000	487,832
7.125% 3/15/04	Baa2	1,300,000	1,334,008
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	1,200,000	1,261,848
EOP Operating LP:
7.375% 11/15/03	Baa1	1,100,000	1,167,848
8.375% 3/15/06	Baa1	1,500,000	1,675,200
ERP Operating LP 7.1% 6/23/04	A3	1,700,000	1,818,371
Merry Land & Investment Co., Inc. 7.25% 6/15/05	A3	600,000	641,370
ProLogis Trust 6.7% 4/15/04	Baa1	1,720,000	1,803,850
			14,624,263
TOTAL FINANCIALS			101,415,841
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
American Home Products Corp. 5.875% 3/15/04	A3	1,500,000	1,577,895
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.3%
Raytheon Co. 7.9% 3/1/03	Baa3	1,595,000	1,682,119
Air Freight & Couriers - 0.6%
Federal Express Corp. pass thru trust certificate 7.53% 9/23/06	A3	1,634,850	1,745,807
FedEx Corp. 6.625% 2/12/04	Baa2	900,000	942,408
			2,688,215
Airlines - 0.6%
Continental Airlines, Inc. pass thru trust certificate:
6.954% 2/2/11	Ba1	1,093,059	1,038,177
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificate: - continued
7.08% 11/1/04	Ba1	$ 966,482	$ 705,532
Delta Air Lines, Inc. pass thru trust certificate 7.779% 11/18/05	Baa3	1,300,000	1,330,225
			3,073,934
Machinery - 0.7%
Tyco International Group SA yankee 6.375% 6/15/05	Baa1	3,000,000	3,152,640
Road & Rail - 1.0%
CSX Corp. 7.05% 5/1/02	Baa2	1,600,000	1,629,872
Norfolk Southern Corp. 6.95% 5/1/02	Baa1	900,000	916,146
Union Pacific Corp.: 6.34% 11/25/03	Baa3	820,000	864,559
7.6% 5/1/05	Baa3	1,080,000	1,185,440
			4,596,017
TOTAL INDUSTRIALS			15,192,925
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	400,000	412,220
MATERIALS - 0.4%
Chemicals - 0.2%
Praxair, Inc. 6.15% 4/15/03	A3	1,000,000	1,041,140
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. yankee 8.3% 8/1/05	Baa3	310,000	329,570
Georgia-Pacific Group 9.95% 6/15/02	Baa3	500,000	514,450
			844,020
TOTAL MATERIALS			1,885,160
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AirTouch Communications, Inc. 6.35% 6/1/05	A2	800,000	843,688
AT&T Corp. 5.625% 3/15/04	A3	2,280,000	2,340,762
British Telecommunications PLC:
4.445% 12/15/03 (e)	Baa1	1,350,000	1,365,323
7.875% 12/15/05	Baa1	1,200,000	1,311,732
Citizens Communications Co. 8.5% 5/15/06	Baa2	1,435,000	1,553,502
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 7.75% 6/15/05	A3	$ 1,000,000	$ 1,078,770
France Telecom SA 5.1488% 3/14/03 (b)(e)	Baa1	1,550,000	1,561,935
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	1,900,000	1,609,528
SBC Communications, Inc. 5.75% 5/2/06	Aa3	1,100,000	1,147,586
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa1	2,430,000	2,458,917
Telefonica Europe BV 7.35% 9/15/05	A2	700,000	751,443
TELUS Corp. yankee 7.5% 6/1/07	Baa2	785,000	837,619
U.S. West Communications 7.2% 11/1/04	A2	1,750,000	1,853,145
			18,713,950
UTILITIES - 4.0%
Electric Utilities - 2.6%
Avon Energy Partners Holdings 6.73% 12/11/02 (b)	Baa2	2,300,000	2,366,148
Dominion Resources, Inc. 6% 1/31/03	Baa1	1,000,000	1,031,630
Illinois Power Co. 6% 9/15/03	Baa1	850,000	878,832
Niagara Mohawk Power Corp.:
7.375% 8/1/03	Baa2	1,010,000	1,070,560
8% 6/1/04	Baa2	1,600,000	1,738,288
Philadelphia Electric Co.:
6.5% 5/1/03	A2	720,000	753,379
6.625% 3/1/03	A2	400,000	417,660
Progress Energy, Inc. 6.55% 3/1/04	Baa1	1,500,000	1,585,080
Texas Utilities Electric Co.:
8% 6/1/02	A3	750,000	770,100
8.25% 4/1/04	A3	475,000	518,724
TXU Corp. 6.375% 6/15/06	Baa3	1,140,000	1,183,765
			12,314,166
Gas Utilities - 1.0%
Consolidated Natural Gas Co. 7.375% 4/1/05	A3	1,100,000	1,200,210
Enserch Corp. 6.25% 1/1/03	Baa2	650,000	663,832
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,100,000	1,188,693
Sonat, Inc. 6.875% 6/1/05	Baa2	1,000,000	1,038,380
Williams Hold of Delaware, Inc. 6.125% 12/1/03	Baa2	560,000	582,299
			4,673,414
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 0.4%
Enron Corp.:
8.375% 5/23/05	Baa2	$ 1,350,000	$ 1,079,987
9.875% 6/15/03	Baa2	1,160,000	992,693
			2,072,680
TOTAL UTILITIES			19,060,260
TOTAL NONCONVERTIBLE BONDS (Cost $185,467,456)			189,919,942
U.S. Government and Government Agency Obligations - 15.6%

U.S. Government Agency Obligations - 10.5%
Fannie Mae:
6.25% 11/15/02	Aaa	4,000,000	4,167,480
7.125% 2/15/05	Aaa	4,200,000	4,676,448
Freddie Mac:
3.5% 9/15/03	Aaa	15,000,000	15,241,350
5% 5/15/04	Aaa	470,000	492,616
6.375% 11/15/03	Aaa	5,250,000	5,624,903
7% 7/15/05	Aaa	15,600,000	17,420,820
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 3-T, 9.625% 5/15/02	Aaa	25,810	26,092
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa	1,058,824	1,096,490
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	211,765	217,275
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	477,000	499,927
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			49,463,401
U.S. Treasury Obligations - 5.1%
U.S. Treasury Bonds:
10.75% 5/15/03	Aaa	2,000,000	2,254,380
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
11.75% 2/15/10 (callable)	Aaa	$ 4,600,000	$ 5,811,088
U.S. Treasury Notes:
3.625% 8/31/03	Aaa	11,000,000	11,244,090
3.875% 7/31/03 (c)(i)	Aaa	4,600,000	4,719,324
TOTAL U.S. TREASURY OBLIGATIONS			24,028,882
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $72,392,806)			73,492,283
U.S. Government Agency - Mortgage Securities - 7.2%

Fannie Mae - 4.9%
6.5% 10/1/11 to 10/1/16	Aaa	9,903,137	10,291,158
6.5% 11/1/16 (c)	Aaa	6,000,000	6,240,000
7.5% 11/1/07 to 8/1/31 (d)	Aaa	5,967,232	6,258,220
11.5% 11/1/15	Aaa	237,690	269,302
TOTAL FANNIE MAE			23,058,680
Freddie Mac - 2.3%
6% 9/1/16 (d)	Aaa	7,000,001	7,203,421
7.5% 9/1/30 (d)	Aaa	1,561,355	1,636,003
8.5% 5/1/26 to 7/1/28	Aaa	1,815,436	1,945,603
12% 11/1/19	Aaa	57,765	66,444
TOTAL FREDDIE MAC			10,851,471
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,321,642)			33,910,151
Asset-Backed Securities - 17.4%

ABSC Nims Trust:
7% 12/17/31 (b)	Baa3	658,588	647,063
7.25% 4/15/31	BBB-	443,797	438,250
Americredit Automobile Receivables Trust:
5.01% 7/14/08	Aaa	2,500,000	2,575,000
5.37% 6/12/08	Aaa	2,700,000	2,808,844
7.02% 12/15/05	Aaa	2,000,000	2,114,063
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Americredit Automobile Receivables Trust: - continued
7.15% 8/12/04	Aaa	$ 972,621	$ 1,002,104
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	1,600,000	1,645,000
Arcadia Automobile Receivables Trust 7.2% 6/15/07	Aaa	2,102,620	2,226,149
ARG Funding Corp. 5.88% 5/20/03 (b)	Aaa	2,650,000	2,671,945
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	2,000,000	2,130,000
Capita Equipment Receivables Trust 6.45% 8/15/02	Aa3	1,518,443	1,518,680
Capital Auto Receivables Asset Trust:
4.6% 9/15/05	Aaa	2,000,000	2,041,125
6.46% 7/15/06	Aaa	1,700,000	1,772,945
Capital One Master Trust:
3.85% 8/15/07	Aaa	2,000,000	2,016,016
7.1% 4/17/06	Aaa	2,000,000	2,109,375
Chase Manhattan Auto Owner Trust:
4.55% 8/15/05	Aaa	2,000,000	2,048,125
5.06% 2/15/08	A2	255,000	262,760
6.48% 6/15/07	A2	727,800	770,586
Chevy Chase Auto Receivables Trust:
5.97% 10/20/04	Aaa	254,622	258,004
6.2% 3/20/04	Aaa	77,818	78,134
Citibank Credit Card Master Trust I:
0% 8/15/06	Aaa	1,700,000	1,533,984
5.3% 1/9/06	Aaa	720,000	751,699
CS First Boston Mortgage Securities Corp. 8% 4/25/32	BBB	1,000,000	967,500
DaimlerChrysler Auto Trust:
5.16% 1/6/05	Aaa	3,000,000	3,104,988
6.7% 6/8/03	Aaa	1,845,997	1,868,207
Discover Card Master Trust I:
2.885% 7/18/05 (e)	A2	5,250,000	5,250,000
5.65% 11/15/06	A2	700,000	730,808
Fidelity Funding Auto Trust 6.99% 11/15/02 (b)	Aaa	13,171	13,171
First Security Auto Owner Trust 6.2% 10/2/06	A3	534,204	544,888
Ford Credit Auto Owner Trust:
4.83% 2/15/05	Aaa	2,350,000	2,422,703
5.71% 9/15/05	A2	290,000	304,704
7.03% 11/15/03	Aaa	933,000	952,295
7.5% 10/15/04	A1	1,700,000	1,821,381
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	1,085,000	1,115,855
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Honda Auto Receivables Owner Trust: - continued
5.36% 9/20/04	Aaa	$ 1,700,000	$ 1,757,008
6.62% 7/15/04	Aaa	1,400,000	1,458,734
Household Private Label Credit Card Master Trust I 4.95% 6/16/08	Aaa	1,600,000	1,656,640
IndyMac Nim Trust 9.9938% 8/26/31 (b)(e)	BBB-	577,509	581,028
Isuzu Auto Owner Trust 4.88% 11/22/04	Aaa	870,000	899,634
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	1,100,000	1,145,719
Key Auto Finance Trust:
5.83% 1/15/07	Aaa	2,039,504	2,093,679
6.65% 10/15/03	Baa3	18,119	18,317
Onyx Acceptance Grantor Trust 5.95% 7/15/04	Aaa	298,287	300,151
Onyx Acceptance Owner Trust:
3.63% 11/15/05	Aaa	2,000,000	2,013,125
6.85% 8/15/07	Aaa	2,000,000	2,136,754
7.26% 5/15/07	Aaa	2,000,000	2,157,813
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	888,492	912,093
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.0788% 2/5/03 (b)(e)	Baa2	205,136	204,687
Premier Auto Trust 5.7% 10/6/02	Aaa	187,071	187,148
Prime Credit Card Master Trust 6.75% 11/15/05	Aaa	1,000,000	1,034,087
Sears Credit Account Master Trust II:
7% 7/15/08	Aaa	650,000	690,827
7.25% 11/15/07	Aaa	3,000,000	3,202,436
7.5% 11/15/07	A2	1,700,000	1,830,754
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	2,300,000	2,481,381
Triad Auto Receivables Owner Trust 5.98% 9/17/05	Aaa	488,802	496,364
Wells Fargo Auto Trust 4.68% 2/15/05	Aaa	1,100,000	1,129,219
WFS Financial Owner Trust 6.83% 7/20/05	Aaa	1,000,000	1,034,688
TOTAL ASSET-BACKED SECURITIES (Cost $79,346,290)			81,938,637
Collateralized Mortgage Obligations - 5.9%

Private Sponsor - 0.1%
Residential Funding Mortgage Securities I, Inc. planned amortization class Series 1994-S12 Class A2, 6.5% 4/25/09	Aaa	237,094	239,835
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency - 5.8%
Fannie Mae:
REMIC planned amortization class:
Series 1993-206 Class KA, 6.5% 12/25/22	Aaa	$ 1,350,000	$ 1,431,837
Series 1994-51 Class PH, 6.5% 1/25/23	Aaa	700,000	742,000
Series 1994-63 Class PH, 7% 6/25/23	Aaa	2,000,000	2,141,240
Series 2001-53 Class PE, 6.5% 8/31/31	Aaa	600,000	635,227
sequential pay:
Series 1998-2 Class DA, 6.5% 4/18/25	Aaa	1,576,538	1,605,594
Series 2000-49 Class A, 8% 3/18/27	Aaa	1,073,555	1,147,362
Freddie Mac:
REMIC planned amortization class:
Series 16 Class PH, 6.75% 4/25/21	Aaa	1,500,000	1,579,680
Series 1714 Class H, 6.75% 5/15/23	Aaa	2,000,000	2,130,000
Series 2134 Class PC, 5.725% 4/15/11	Aaa	1,958,055	2,035,144
Series 2143 Class CH, 6% 2/15/19	Aaa	1,117,741	1,152,670
sequential pay:
Series 1746 Class B, 7% 12/15/01	Aaa	48,825	48,886
Series 1815 Class B, 7% 1/15/21	Aaa	1,035,724	1,045,429
Series 2053 Class A, 6.5% 10/15/23	Aaa	1,439,424	1,480,807
Series 2070 Class A, 6% 8/15/24	Aaa	2,145,823	2,218,244
Series 2134 Class H, 6.5% 12/15/24	Aaa	2,707,151	2,869,580
Series 2211 Class C, 7.5% 6/15/27	Aaa	1,973,998	2,010,378
Series 2284 Class C, 6.5% 2/15/29	Aaa	1,038,119	1,091,645
target amortization class Series 2209 Class TA, 7.5% 1/15/27	Aaa	1,042,358	1,063,528
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	1,054,714	1,085,691
TOTAL U.S. GOVERNMENT AGENCY			27,514,942
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,695,306)			27,754,777
Commercial Mortgage Securities - 6.6%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
280 Park Avenue Trust Series 2001-280 Class X1, 1.0329% 2/3/16 (b)(f)	Aaa	$ 15,984,481	$ 1,028,740
Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 9/25/03 (b)	Aaa	106,468	107,192
Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	2,029,617	2,189,534
Bankers Trust II floater Series 1999-S1A Class D, 5.77% 2/28/14 (b)(e)	Aa2	2,200,000	2,200,000
CBM Funding Corp. sequential pay Series 1996-1B Class A2, 6.88% 7/1/02	AA	306,765	309,965
COMM floater Series 2000-FL3A Class C, 3.285% 11/15/12 (b)(e)	Aaa	1,400,000	1,396,500
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (b)	Aaa	1,039,837	1,080,131
CS First Boston Mortgage Securities Corp.:
floater:
Series 1998-FL1A:
Class D, 4.0838% 1/10/13 (b)(e)	Aa1	163,049	162,438
Class E, 4.4338% 1/10/13 (b)(e)	Baa1	2,700,000	2,688,188
Series 2001-FL2A Class B, 2.925% 9/15/13 (b)(e)	Aa2	1,200,000	1,206,980
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	Aaa	830,000	885,084
Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	1,122,809	1,233,282
Series 2001-CK3 Class A2, 6.04% 6/15/34	Aaa	1,050,000	1,096,594
Series 2000-FL1A Class A2, 3.888% 9/15/03 (b)(e)	Aaa	2,100,000	2,090,157
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1, 7.45% 8/10/09	Aaa	1,102,243	1,213,961
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 4.5375% 5/15/03 (b)(e)	Baa2	1,183,784	1,165,657
First Union National Bank Commercial Mortgage Trust Series 2001-C3 Class X1, 0.5761% 8/15/23 (b)(f)	Aaa	7,439,954	275,511
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C1 Class A2, 7.3% 4/18/29	Aaa	630,000	685,568
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FMAC Loan Receivables Trust sequential pay Series 1998-C Class A1, 5.99% 9/15/20 (b)	Aaa	$ 424,160	$ 424,160
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/20 (b)	Aa2	761,626	783,666
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2001-WTCA Class X1, 0.8% 9/1/15 (b)(f)	Aaa	16,300,000	10,188
GS Mortgage Trust II floater Series 2001-FL4 Class D, 3.435% 12/15/05 (e)	A2	1,140,797	1,140,797
Hilton Hotel Pool Trust sequential pay Series 2000-HLT Class A1, 7.055% 10/3/10 (b)	Aaa	939,410	1,018,378
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (b)	Aaa	841,655	907,988
Morgan Stanley Capital I, Inc. Series 1997-RR Class B, 7.3006% 4/30/39 (b)(e)	-	1,300,066	1,338,662
Nationslink Funding Corp. Series 1999-A1 Class C, 7.03% 1/20/08	Aaa	1,331,015	1,438,744
Nomura Depositor Trust floater Series 1998-ST1A Class A4, 4.3875% 2/15/34 (b)(e)	Baa2	2,290,000	2,265,687
Structured Asset Securities Corp. Series 1995-C1 Class E, 7.375% 9/25/24 (b)	BBB	562,730	586,558
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,753,403)			30,930,310
Complex Mortgage Securities - 0.1%

Interest Only - 0.1%
Ge Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5583% 5/15/33 (b)(e)(f) (Cost $485,929)	Aaa	12,178,092	509,481
Foreign Government and Government Agency Obligations (g) - 1.4%

Ontario Province 7% 8/4/05	Aa3	2,645,000	2,919,234
Quebec Province yankee 8.8% 4/15/03	A1	2,000,000	2,179,800
United Mexican States 8.5% 2/1/06	Baa3	1,650,000	1,761,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,637,706)			6,860,409
Supranational Obligations - 0.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
African Development Bank 7.75% 12/15/01 (Cost $1,309,490)	Aa1	$ 1,240,000	$ 1,246,436
Fixed-Income Funds - 1.7%
	Shares
Fidelity Ultra-Short Central Fund (Cost $8,000,000) (h)	800,000	8,000,000
Cash Equivalents - 4.1%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $19,404,000)	$ 19,405,420	19,404,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $463,814,028)		473,966,426
NET OTHER ASSETS - (0.6)%		(2,981,769)
NET ASSETS - 100%		$ 470,984,657
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,646,686 or 7.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(h) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(i) Security or a portion of the security sold on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	71.4%	AAA, AA, A	64.8%
Baa	21.8%	BBB	23.2%
Ba	0.6%	BB	0.9%
B	0.0%	B	0.0%
Caa	0.2%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.3%. The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Purchases and sales of securities, other than short-term securities, aggregated $577,210,962 and $505,399,114, respectively, of which long-term U.S. government and government agency obligations aggregated $337,521,038 and $348,096,433, respectively.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $463,814,030. Net unrealized appreciation aggregated $10,152,396, of which $12,440,117 related to appreciated investment securities and $2,287,721 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $47,105,000 of which $16,031,000, $19,457,000, $2,265,000, $3,149,000, $2,459,000 and $3,744,000 will expire on October 31, 2002, 2003, 2004, 2005, 2007 and 2008, respectively.

A total of 8.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $19,404,000) (cost $463,814,028) - See accompanying schedule		$ 473,966,426
Commitment to sell securities on a delayed delivery basis	$ (13,709,157)
Receivable for securities sold on a delayed delivery basis	13,641,179	(67,978)
Receivable for investments sold Regular delivery		4,115,289
Delayed delivery		7,696,416
Cash		142,868
Receivable for fund shares sold		7,415,228
Interest receivable		5,245,167
Total assets		498,513,416
Liabilities
Payable for investments purchased Regular delivery	6,005,897
Delayed delivery	18,451,728
Payable for fund shares redeemed	2,417,203
Distributions payable	264,883
Accrued management fee	160,722
Distribution fees payable	115,627
Other payables and accrued expenses	112,699
Total liabilities		27,528,759
Net Assets		$ 470,984,657
Net Assets consist of:
Paid in capital		$ 508,011,105
Undistributed net investment income		131,413
Accumulated undistributed net realized gain (loss) on investments		(47,242,281)
Net unrealized appreciation (depreciation) on investments		10,084,420
Net Assets		$ 470,984,657

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,239,543 ÷ 4,029,369 shares)	$9.49
Maximum offering price per share (100/98.50 of $9.49)	$9.63
Class T: Net Asset Value and redemption price per share ($309,958,075 ÷ 32,634,939 shares)	$9.50
Maximum offering price per share (100/98.50 of $9.50)	$9.64
Class C: Net Asset Value and offering price per share ($99,485,716 ÷ 10,473,594 shares) A	$9.50
Institutional Class: Net Asset Value, offering price and redemption price per share ($23,301,323 ÷ 2,454,060 shares)	$9.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 23,631,289
Security lending		32,168
Total income		23,663,457
Expenses
Management fee	$ 1,562,565
Transfer agent fees	667,021
Distribution fees	966,162
Accounting fees and expenses	108,232
Non-interested trustees' compensation	1,479
Custodian fees and expenses	17,325
Registration fees	122,958
Audit	39,337
Legal	3,141
Miscellaneous	31,260
Total expenses before reductions	3,519,480
Expense reductions	(8,709)	3,510,771
Net investment income		20,152,686
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,252,882
Change in net unrealized appreciation (depreciation) on:
Investment securities	12,422,397
Delayed delivery commitments	(67,978)	12,354,419
Net gain (loss)		14,607,301
Net increase (decrease) in net assets resulting from operations		$ 34,759,987

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 20,152,686	$ 18,460,660
Net realized gain (loss)	2,252,882	(3,704,706)
Change in net unrealized appreciation (depreciation)	12,354,419	2,610,601
Net increase (decrease) in net assets resulting from operations	34,759,987	17,366,555
Distributions to shareholders from net investment income	(20,520,784)	(18,468,559)
Share transactions - net increase (decrease)	102,262,577	(9,153,093)
Total increase (decrease) in net assets	116,501,780	(10,255,097)
Net Assets
Beginning of period	354,482,877	364,737,974
End of period (including undistributed net investment income of $131,413 and $137,384, respectively)	$ 470,984,657	$ 354,482,877

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.120	$ 9.150	$ 9.380	$ 9.310	$ 9.370
Income from Investment Operations
Net investment income C	.523	.551	.518	.572	.532
Net realized and unrealized gain (loss)	.386	(.028)	(.233)	.024	(.021)
Total from investment operations	.909	.523	.285	.596	.511
Less Distributions
From net investment income	(.539)	(.553)	(.515)	(.526)	(.571)
Net asset value, end of period	$ 9.490	$ 9.120	$ 9.150	$ 9.380	$ 9.310
Total Return A, B	10.22%	5.91%	3.12%	6.58%	5.64%
Ratios to Average Net Assets D
Expenses before expense reductions	.85%	.83%	.82%	.94%	1.82%
Expenses net of voluntary waivers, if any	.85%	.83%	.82%	.90%	.90%
Expenses net of all reductions	.84%	.83%	.80%	.90%	.90%
Net investment income	5.63%	6.05%	5.68%	6.03%	6.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,240	$ 16,698	$ 17,835	$ 5,524	$ 19,726
Portfolio turnover rate	145%	115%	139%	124%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.380
Income from Investment Operations
Net investment income C	.525	.550	.523	.555	.578
Net realized and unrealized gain (loss)	.383	(.019)	(.238)	.019	(.036)
Total from investment operations	.908	.531	.285	.574	.542
Less Distributions
From net investment income	(.538)	(.551)	(.515)	(.544)	(.572)
Net asset value, end of period	$ 9.500	$ 9.130	$ 9.150	$ 9.380	$ 9.350
Total Return A, B	10.21%	6.00%	3.12%	6.32%	5.97%
Ratios to Average Net Assets D
Expenses before expense reductions	.85%	.84%	.84%	.89%	.89%
Expenses net of voluntary waivers, if any	.85%	.84%	.84%	.89%	.89%
Expenses net of all reductions	.85%	.83%	.83%	.89%	.89%
Net investment income	5.62%	6.05%	5.64%	5.93%	6.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 309,958	$ 279,306	$ 309,670	$ 333,050	$ 351,614
Portfolio turnover rate	145%	115%	139%	124%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.160	$ 9.380	$ 9.340
Income from Investment Operations
Net investment income E	.448	.467	.434	.437
Net realized and unrealized gain (loss)	.383	(.021)	(.222)	.064
Total from investment operations	.831	.446	.212	.501
Less Distributions
From net investment income	(.461)	(.476)	(.432)	(.461)
Net asset value, end of period	$ 9.500	$ 9.130	$ 9.160	$ 9.380
Total Return B, C, D	9.30%	5.01%	2.31%	5.49%
Ratios to Average Net Assets G
Expenses before expense reductions	1.68%	1.68%	1.73%	2.51% A
Expenses net of voluntary waivers, if any	1.68%	1.68%	1.73%	1.75% A
Expenses net of all reductions	1.68%	1.67%	1.72%	1.75% A
Net investment income	4.80%	5.21%	4.75%	4.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,486	$ 50,824	$ 30,428	$ 11,795
Portfolio turnover rate	145%	115%	139%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.150	$ 9.380	$ 9.350	$ 9.370
Income from Investment Operations
Net investment income B	.540	.564	.534	.566	.589
Net realized and unrealized gain (loss)	.387	(.015)	(.236)	.021	(.023)
Total from investment operations	.927	.549	.298	.587	.566
Less Distributions
From net investment income	(.557)	(.569)	(.528)	(.557)	(.586)
Net asset value, end of period	$ 9.500	$ 9.130	$ 9.150	$ 9.380	$ 9.350
Total Return A	10.43%	6.21%	3.27%	6.47%	6.24%
Ratios to Average Net Assets C
Expenses before expense reductions	.66%	.67%	.71%	.93%	1.02%
Expenses net of voluntary waivers, if any	.66%	.67%	.71%	.75%	.75%
Expenses net of all reductions	.66%	.67%	.70%	.75%	.75%
Net investment income	5.81%	6.21%	5.77%	6.06%	6.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,301	$ 7,655	$ 6,805	$ 7,027	$ 6,750
Portfolio turnover rate	145%	115%	139%	124%	105%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedule of investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001 the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate, was .43% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares . Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 34,304	$ 243
Class T	0%	.15%	413,364	5,242
Class C	.75%	.25%	518,494	280,512
			$ 966,162	$ 285,997

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund. FDC receives the proceeds of a contingent deferred sales charge levied on Class A, Class T, and Class C share redemptions. These charges depend on the holding period. The deferred sales charge is 1% for Class C and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 69,869	$ 25,529
Class T	139,309	35,843
Class C	21,943	21,943*
	$ 231,121	$ 83,315

*When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 41,328.18
Class T	517,388.19
Class C	85,534.16
Institutional Class	22,771.14
	$ 667,021

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $81,620 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $8,709.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 1,293,315	$ 989,950
Class T	15,819,901	16,008,757
Class C	2,488,589	1,027,363
Institutional Class	918,979	442,489
Total	$ 20,520,784	$ 18,468,559

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000
Class A Shares sold	4,054,200	1,682,621	$ 37,922,254	$ 15,278,451
Reinvestment of distributions	101,013	97,239	944,387	883,778
Shares redeemed	(1,955,939)	(1,899,431)	(18,222,488)	(17,261,780)
Net increase (decrease)	2,199,274	(119,571)	$ 20,644,153	$ (1,099,551)
Class T Shares sold	26,177,892	18,749,453	$ 244,606,368	$ 170,697,136
Reinvestment of distributions	1,422,665	1,430,849	13,291,880	13,011,480
Shares redeemed	(25,559,373)	(23,421,838)	(238,035,942)	(213,120,892)
Net increase (decrease)	2,041,184	(3,241,536)	$ 19,862,306	$ (29,412,276)
Class C Shares sold	11,388,103	5,686,664	$ 106,834,535	$ 51,826,077
Reinvestment of distributions	211,468	87,059	1,978,947	792,111
Shares redeemed	(6,691,198)	(3,532,168)	(62,114,713)	(32,118,065)
Net increase (decrease)	4,908,373	2,241,555	$ 46,698,769	$ 20,500,123
Institutional Class Shares sold	2,306,063	304,332	$ 21,532,203	$ 2,764,206
Reinvestment of distributions	88,199	42,066	825,159	382,542
Shares redeemed	(778,659)	(251,563)	(7,300,013)	(2,288,137)
Net increase (decrease)	1,615,603	94,835	$ 15,057,349	$ 858,611

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund, (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,655,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research Company (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	166,133,306.08	80.966
Against	8,511,336.64	4.148
Abstain	30,545,584.05	14.886
TOTAL	205,190,226.77	100.000
Broker Non-Votes	54,119,905.53
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research Company (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	165,462,420.06	80.639
Against	8,996,386.17	4.384
Abstain	30,731,420.54	14.977
TOTAL	205,190,226.77	100.000
Broker Non-Votes	54,119,905.53
PROPOSAL 15
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	162,272,653.68	79.084
Against	11,099,123.23	5.409
Abstain	31,818,449.86	15.507
TOTAL	205,190,226.77	100.000
Broker Non-Votes	54,119,905.53
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	163,739,510.54	79.799
Against	9,515,419.31	4.637
Abstain	31,935,296.91	15.564
TOTAL	205,190,226.76	100.000
Broker Non-Votes	54,119,905.54
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	162,006,923.71	78.955
Against	11,940,737.87	5.819
Abstain	31,242,565.19	15.226
TOTAL	205,190,226.77	100.000
Broker Non-Votes	54,119,905.53

*Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Andrew J. Dudley, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

* Independent trustees

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SFII-ANN-1201 149538
1.538432.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Municipal Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL A	10.72%	37.79%	92.72%
Fidelity Adv Municipal Income - CL A (incl. 4.75% sales charge)	5.46%	31.25%	83.56%
LB 3 Plus Year Municipal Bond	10.91%	39.04%	n/a*
General Municipal Debt Funds Average	9.63%	30.78%	85.48%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers® Municipal 3 Plus Year Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 270 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL A	10.72%	6.62%	6.78%
Fidelity Adv Municipal Income - CL A (incl. 4.75% sales charge)	5.46%	5.59%	6.26%
LB 3 Plus Year Municipal Bond	10.91%	6.81%	n/a*
General Municipal Debt Funds Average	9.63%	5.51%	6.36%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Municipal Income Fund - Class A on October 31, 1991, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $18,356 - an 83.56% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,817 - a 98.17% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Municipal Income Fund - Class A
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	5.06%	5.35%	4.42%	4.86%	5.51%
Capital returns	5.66%	2.82%	-6.78%	3.21%	3.51%
Total returns	10.72%	8.17%	-2.36%	8.07%	9.02%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.76¢	29.05¢	58.31¢
Annualized dividend rate	4.42%	4.60%	4.69%
30-day annualized yield	3.63%	-	-
30-day annualized tax-equivalent yield	5.63%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.67 over the past one month, $12.52 over the past six months and $12.42 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 35.50% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Fidelity Advisor Municipal Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL T	10.59%	37.28%	92.37%
Fidelity Adv Municipal Income - CL T (incl. 3.50% sales charge)	6.72%	32.47%	85.64%
LB 3 Plus Year Municipal Bond	10.91%	39.04%	n/a*
General Municipal Debt Funds Average	9.63%	30.78%	85.48%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 270 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL T	10.59%	6.54%	6.76%
Fidelity Adv Municipal Income - CL T (incl. 3.50% sales charge)	6.72%	5.79%	6.38%
LB 3 Plus Year Municipal Bond	10.91%	6.81%	n/a*
General Municipal Debt Funds Average	9.63%	5.51%	6.36%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class T on October 31, 1991, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $18,564 - an 85.64% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,817 - a 98.17% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Municipal Income Fund - Class T
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	4.94%	5.23%	4.32%	4.86%	5.47%
Capital returns	5.65%	2.91%	-6.85%	3.29%	3.42%
Total returns	10.59%	8.14%	-2.53%	8.15%	8.89%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.66¢	28.47¢	57.07¢
Annualized dividend rate	4.32%	4.50%	4.59%
30-day annualized yield	3.57%	-	-
30-day annualized tax-equivalent yield	5.53%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.69 over the past one month, $12.54 over the past six months and $12.44 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 35.50% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Fidelity Advisor Municipal Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL B	9.83%	32.75%	82.37%
Fidelity Adv Municipal Income - CL B (incl. contingent deferred sales charge)	4.83%	30.75%	82.37%
LB 3 Plus Year Municipal Bond	10.91%	39.04%	n/a*
General Municipal Debt Funds Average	9.63%	30.78%	85.48%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 270 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL B	9.83%	5.83%	6.19%
Fidelity Adv Municipal Income - CL B (incl. contingent deferred sales charge)	4.83%	5.51%	6.19%
LB 3 Plus Year Municipal Bond	10.91%	6.81%	n/a*
General Municipal Debt Funds Average	9.63%	5.51%	6.36%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class B on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $18,237 - an 82.37% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,817 - a 98.17% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Municipal Income Fund - Class B
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	4.25%	4.55%	3.69%	4.17%	4.81%
Capital returns	5.58%	2.83%	-6.85%	3.30%	3.34%
Total returns	9.83%	7.38%	-3.16%	7.47%	8.15%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.97¢	24.37¢	48.99¢
Annualized dividend rate	3.70%	3.87%	3.95%
30-day annualized yield	3.08%	-	-
30-day annualized tax-equivalent yield	4.78%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.64 over the past one month, $12.50 over the past six months and $12.40 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 35.50% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Fidelity Advisor Municipal Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% (1.00% prior to January 1, 1996) 12b-1 fee. Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL C	9.69%	32.06%	81.43%
Fidelity Adv Municipal Income - CL C (incl. contingent deferred sales charge)	8.69%	32.06%	81.43%
LB 3 Plus Year Municipal Bond	10.91%	39.04%	n/a*
General Municipal Debt Funds Average	9.63%	30.78%	85.48%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 270 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - CL C	9.69%	5.72%	6.14%
Fidelity Adv Municipal Income - CL C (incl. contingent deferred sales charge)	8.69%	5.72%	6.14%
LB 3 Plus Year Municipal Bond	10.91%	6.81%	n/a*
General Municipal Debt Funds Average	9.63%	5.51%	6.36%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class C on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $18,143 - an 81.43% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,817 - a 98.17% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Municipal Income Fund - Class C
Performance - continued

Total Return Components

	Years ended October 31,			November 3, 1997 (commencement of sale of Class C shares) to October 31,
	2001	2000	1999	1998
Dividend returns	4.13%	4.43%	3.61%	3.87%
Capital returns	5.56%	2.91%	-6.85%	3.54%
Total returns	9.69%	7.34%	-3.24%	7.41%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.86¢	23.74¢	47.73¢
Annualized dividend rate	3.58%	3.76%	3.84%
30-day annualized yield	2.97%	-	-
30-day annualized tax-equivalent yield	4.60%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.68 over the past one month, $12.54 over the past six months, and $12.43 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 35.50% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

With a 10.50% return for the 12-month period ending October 31, 2001, the municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, may be on pace to record two consecutive calendar years of double-digit positive performance for the first time since 1988-1989. The Lehman Brothers index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 11.68% in 2000 and was up 7.03% year-to-date through October 2001. The performance of the muni market benefited significantly from the aggressive easing of interest rates by the Federal Reserve Board in an effort to jumpstart a domestic economy poised on the brink of recession. Through the end of October, the Fed slashed the federal funds rate - the rate charged by banks for overnight loans - nine times, bringing it down from 6.50% at the beginning of the year to 2.50% at the end of the period, its lowest level in 39 years. Municipal bonds also reaped the benefits of strong demand, as many investors sought shelter from both taxes and the volatile equity markets. Municipals did take a slight dip in September, as the tragic events of September 11 and their aftermath resulted in a nervous rush to the security of Treasury bonds. But munis rebounded strongly in the final month of the period.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period that ended October 31, 2001, the fund's Class A, Class T, Class B and Class C shares had total returns of 10.72%, 10.59%, 9.83% and 9.69%, respectively. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 9.63% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers 3 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 10.91% for the same 12-month period.

Q. What factors drove the fund's performance?

A. Falling interest rates provided a boost for the overall municipal market and were the primary contributor to the fund's returns during the past 12 months. The Federal Reserve Board cut interest rates nine times during the period, bringing municipal bond yields lower and their prices - which move in the opposite direction of their yields - higher. The fund's outperformance of its peers during the year was partly the result of the fact that I kept its overall interest-rate sensitivity in line with the market as a whole.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Why did that approach lead to stronger returns?

A. Even though interest rates ended the period at significantly lower levels than a year ago, they were subject to a fair amount of volatility throughout the year as investors reacted to contradictory signs about the economy's strength and inflation. Although it may be difficult to recall in light of recent events, many economists began 2001 with expectations for sustained economic growth. A surprise interest-rate cut in early January fueled hopes that an economic downturn could be averted, briefly derailing the bond rally that began in late 2000. Early spring brought renewed hopes that first-quarter interest-rate cuts would position the economy to rebound by year's end. In January and in the spring, interest rates and some bond yields actually drifted higher. Given that volatility, having too much or too little interest-rate sensitivity at the wrong time was perilous. Rather than speculate about the direction of interest rates, I emphasized attractively valued securities across the bond maturity spectrum.

Q. What other factors aided performance?

A. The fund's defensive positioning helped performance. By defensive, I'm referring to my focus on high-quality bonds and on municipal issuers backed by fee, rather than tax, revenues. Throughout the year, I increased the fund's already high credit quality, with about 85% of its investments in bonds rated A or higher by Moody's Investors Service or Standard & Poor's® at the end of the period. In addition, approximately half of the fund's investments were insured, meaning their principal and interest payments - but not their prices - are guaranteed by a municipal bond insurer. I chose to emphasize high-quality bonds because I didn't feel lower-quality bonds offered enough additional yield for their added risk and heightened susceptibility to an economic slowdown. In terms of issuers, I kept a relatively modest weighting - compared to the municipal market overall - in general obligation bonds, which are backed by economically sensitive sales, income and other taxes. Instead, I focused on those issuers that provide essential services - such as electric utilities, water and sewer departments and transportation systems - which generate more stable income through fees. I also maintained a relatively large stake in health care bonds, which performed well as pricing trends improved, competitive pressures eased and the regulatory environment turned more favorable.

Q. Which holdings were disappointments?

A. Economic and credit quality concerns put pressure on lower-quality investment-grade bonds rated Baa. For the reasons I stated earlier, I limited the fund's stake in them to 11.89% of investments at the end of the period.

Q. Were there any areas of the country you avoided?

A. The fund's stake in bonds issued in California was quite small relative to the market overall throughout the year, in large part because I remained concerned about the state's economic prospects and its energy problems. I also maintained a slightly smaller stake in New York bonds, which performed well during the summer but have come under some pressure due to the tragic events of September 11. Beyond those two states - which together make up roughly 25% of the municipal bond market - I diversified across states that offered a combination of reasonably priced municipal bonds, strong municipal demand and good credit quality, such as Illinois, Texas, Washington and Colorado.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's ahead for the municipal market?

A. For many municipal bond issuers, the current economic climate is likely to result in declining tax receipts and expanding costs - such as stepped up security spending and increased unemployment benefits. So we'll proceed with a great deal of caution in choosing investments for the fund, continuing our focus on high-quality, economically resilient segments of the market. As for the market overall, municipals are priced very cheaply compared to their U.S. Treasury counterparts. Municipals could benefit to the extent that investors embrace those valuations.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to provide a high current yield exempt from federal income tax

Start date: September 16, 1987

Size: as of October 31, 2001, more than $566 million

Manager: Christine Thompson, since 1998; joined Fidelity in 1985

3

Christine Thompson on trends in credit quality:

"Not so long ago, the main question many municipal issuers were struggling with was what to do with their growing surpluses. But now, the nation's economic slump and the tragic events of September 11 have forced issuers - namely states - to confront the dual challenges of declining revenues and increased spending. After years of enhancing services, scaling back taxes and building up their rainy day funds, many states are confronted with the difficult choice of where to trim spending as sales tax receipts dwindle and corporate and individual income-tax collections fall. At the same time, the aftermath of the terrorist attacks are forcing more issuers to step up spending on items such as increased security. To help remedy this situation, more and more state lawmakers across the country are contemplating or have already convened special legislative sessions to deal with potential budget shortfalls. While these challenges currently are most acute at the state level, I expect there to be to be a ´trickle down' effect at the local level in the months to come. These developments serve to highlight how important it is for a municipal bond investor to ascertain an issuer's ability to weather the storm. Fidelity's credit research team pays very close attention to a variety of considerations, including the cyclicality of a state's revenues - that is, how sensitive those revenues are to an economic slowdown; the size of its rainy day fund and how willing the issuer is to draw on it to close budgetary gaps; and how actively the issuer is scaling back spending in response to reduced revenues."

Annual Report

Investment Changes

Top Five States as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
New York	13.1	16.9
Illinois	9.6	5.7
Texas	7.7	5.8
Washington	7.2	7.1
Colorado	5.6	6.4
Top Five Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.4	17.4
Health Care	16.3	17.0
Electric Utilities	14.6	15.7
Transportation	12.0	11.7
Water & Sewer	11.2	12.3
Average Years to Maturity as of October 31, 2001
		6 months ago
Years	15.3	16.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	7.3	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of October 31, 2001 *	As of April 30, 2001 **
Aaa 58.0%	Aaa 54.0%
Aa, A 26.6%	Aa, A 27.4%
Baa 11.8%	Baa 14.7%
Ba and Below 0.1%	Ba and Below 0.1%
Not Rated 2.5%	Not Rated 3.8%
Short-term Investments 1.0%	Short-term Investments 0.0%

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Municipal Bonds - 100.5%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2001 B, 5% 7/1/05 (FSA Insured)	Aaa	$ 1,515,000	$ 1,606,158
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	Aaa	1,000,000	1,076,000
Shelby County Gen. Oblig. Series A, 7.7% 8/1/17 (Pre-Refunded to 2/1/02 @ 102) (f)	-	4,000,000	4,132,960
			6,815,118
Alaska - 1.6%
Alaska Hsg. Fin. Corp. Series A, 5.4% 12/1/13	Aa2	5,490,000	5,687,366
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.25% 7/1/07 (AMBAC Insured) (e)	Aaa	1,500,000	1,596,495
5.45% 7/1/09 (AMBAC Insured) (e)	Aaa	1,500,000	1,594,335
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2001, 5.5% 6/1/29	Aa3	500,000	494,100
			9,372,296
Arizona - 1.9%
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	Aaa	1,300,000	1,389,557
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series A, 4.1% 7/1/03	Baa2	4,495,000	4,514,823
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/07 (b)	Aa1	1,050,000	1,142,054
Tucson Wtr. Rev. Series 2002:
5.5% 7/1/08 (FGIC Insured) (b)	Aaa	1,630,000	1,786,464
5.5% 7/1/14 (FGIC Insured) (b)	Aaa	1,570,000	1,713,404
			10,546,302
Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Tobacco Settlement Rev. (Biosciences Institute College Proj.) 5.125% 12/1/28	Aa2	500,000	495,805
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	Aaa	1,500,000	1,536,645
			2,032,450
California - 3.8%
California Gen. Oblig.:
5.5% 3/1/11	Aa2	3,500,000	3,871,875
5.5% 3/1/12 (MBIA Insured)	Aaa	2,300,000	2,572,757
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
California - continued
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series B, 5.2% 8/1/26 (MBIA Insured) (e)	Aaa	$ 495,000	$ 498,638
Series R, 5.35% 8/1/07 (MBIA Insured) (e)	Aaa	1,000,000	1,077,580
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series A, 7.15% 2/1/11 (e)	Ba1	700,000	721,833
California Univ. Rev. (Hsg. Sys. Proj.) Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	1,000,000	1,111,400
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	BBB-	4,500,000	4,752,900
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	Aa3	4,000,000	4,047,960
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/10 (AMBAC Insured) (b)(e)	Aaa	1,000,000	1,109,950
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	BBB-	500,000	550,435
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02	BBB-	1,000,000	1,022,840
6.5% 7/1/08	BBB-	300,000	339,873
			21,678,041
Colorado - 5.6%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series E 470, 0% 8/31/26 (Pre-Refunded to 8/31/05 @ 20.8626) (f)	Aaa	3,620,000	669,446
Arapahoe County School District #5 Cherry Creek 6% 12/15/15	Aa1	1,250,000	1,404,425
Colorado Dept. of Trans. Rev. 5.25% 6/15/09 (MBIA Insured)	Aaa	5,000,000	5,475,750
Colorado Health Facilities Auth. Rev.:
(Nat'l. Benevolent Assoc. Proj.) Series A, 6.5% 6/1/25	Baa2	1,360,000	1,391,552
6.25% 2/1/04	Baa2	200,000	211,422
6.625% 2/1/13	Baa2	6,500,000	6,750,185
6.625% 2/1/13 (Pre-Refunded to 2/1/03 @ 102) (f)	Baa2	400,000	429,128
6.625% 2/1/22	Baa2	3,800,000	3,921,638
6.625% 2/1/22 (Pre-Refunded to 2/1/03 @ 102) (f)	Baa2	200,000	214,564
Colorado Springs Arpt. Rev. Series C:
0% 1/1/06 (MBIA Insured)	Aaa	1,405,000	1,214,089
0% 1/1/08 (MBIA Insured)	Aaa	870,000	682,332
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Colorado - continued
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	Aaa	$ 1,610,000	$ 1,792,349
5.625% 9/1/14	Aaa	1,745,000	1,932,256
Denver City & County Arpt. Rev.:
Series A:
7.5% 11/15/23 (e)	A2	2,070,000	2,260,978
7.5% 11/15/23 (Pre-Refunded to 11/15/04 @ 102) (e)(f)	Aaa	430,000	497,682
Series D, 0% 11/15/04 (MBIA Insured) (e)	Aaa	1,700,000	1,550,655
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	Aaa	1,200,000	1,300,092
			31,698,543
Connecticut - 1.1%
Connecticut Health & Edl. Facilities Auth. Rev. (New Britain Memorial Hosp. Proj.) Series A, 7.5% 7/1/06 (Pre-Refunded to 7/1/02 @ 102) (f)	AAA	1,650,000	1,731,807
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	BBB	3,350,000	3,189,669
Univ. of Connecticut Rev. (Student Fee Prog.) Series A, 5.75% 11/15/29 (FGIC Insured)	Aaa	1,000,000	1,084,910
			6,006,386
District Of Columbia - 2.2%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (MBIA Insured) (Escrowed to Maturity) (f)	Aaa	150,000	170,211
Series B, 5.25% 6/1/26 (FSA Insured)	Aaa	6,000,000	6,066,600
District of Columbia Redev. Land Agcy. Washington D.C. Sports Arena Spl. Tax Rev. 5.625% 11/1/10	Baa2	250,000	250,000
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	Aaa	1,000,000	1,072,610
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	Aaa	2,000,000	2,221,660
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	Aaa	2,500,000	2,522,325
			12,303,406
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - 2.7%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (e)	Aaa	$ 5,000,000	$ 5,421,700
Florida Board of Ed. Pub. Ed. Series D, 5% 6/1/08 (b)	Aa2	1,000,000	1,064,340
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series 2001 A, 6% 11/15/31	Baa1	1,000,000	1,025,970
Palm Beach County School District 5% 8/1/07 (MBIA Insured) (b)	Aaa	4,665,000	4,969,904
Saint Petersburg Util. Tax Rev. Series 2002, 5% 6/1/08 (AMBAC Insured) (b)	Aaa	1,145,000	1,217,982
Tampa Florida Guaranteed Entitlement Rev. 6% 10/1/08 (AMBAC Insured)	Aaa	1,500,000	1,702,695
			15,402,591
Georgia - 0.2%
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	Aaa	1,000,000	1,091,630
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2001, 5.5% 7/1/06 (FGIC Insured) (e)	Aaa	1,490,000	1,613,730
Illinois - 9.6%
Chicago Board of Ed. (Chicago School Reform Proj.) 5.75% 12/1/27 (AMBAC Insured)	Aaa	13,755,000	14,593,780
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	Aaa	2,520,000	1,265,065
(Neighborhoods Alive 21 Prog.) Series 2000 A, 6% 1/1/28 (FGIC Insured)	Aaa	1,000,000	1,095,450
Chicago Metro. Wtr. Reclamation District Greater Chicago Series A, 5.5% 12/1/12	Aa1	2,000,000	2,231,400
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	Aaa	1,500,000	1,553,055
Series B, 6% 1/1/09 (MBIA Insured) (e)	Aaa	300,000	324,795
Chicago O'Hare Int'l. Arpt. Rev. (Gen. Arpt. Proj.) Series A:
6.25% 1/1/09 (AMBAC Insured) (e)	Aaa	3,700,000	4,105,002
6.375% 1/1/15 (MBIA Insured)	Aaa	1,400,000	1,527,078
Du Page Wtr. Commission 5% 3/1/05 (b)	Aaa	9,260,000	9,829,027
Illinois Gen. Oblig. First Series 2000, 5.75% 12/1/12 (MBIA Insured)	Aaa	1,000,000	1,121,870
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	A3	$ 3,000,000	$ 3,100,080
(Dectaur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	A2	2,100,000	2,142,357
(Memorial Hosp. Proj.):
7.125% 5/1/10 (Pre-Refunded to 5/1/02 @ 102) (f)	-	1,000,000	1,044,610
7.25% 5/1/22 (Pre-Refunded to 5/1/02 @ 102) (f)	-	1,000,000	1,045,220
(Riverside Health Sys. Proj.) 6.8% 11/15/20	A3	1,500,000	1,600,710
Illinois Sales Tax Rev. First Series 2001, 5.5% 6/15/13	Aa2	3,250,000	3,558,230
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	Aaa	1,000,000	1,081,160
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	Aaa	1,000,000	1,055,070
Metro. Pier & Exposition Auth. Dedicated Tax Rev. Series A:
0% 6/15/09 (FGIC Insured)	Aaa	1,000,000	733,550
0% 6/15/09 (FGIC Insured) (Escrowed to Maturity) (f)	Aaa	65,000	48,012
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series 2001 A, 5.25% 4/1/09 (AMBAC Insured)	Aaa	1,150,000	1,252,178
			54,307,699
Indiana - 0.5%
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22	Baa2	1,000,000	1,033,350
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (e)	A3	2,000,000	2,040,600
			3,073,950
Iowa - 1.7%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	Aaa	1,870,000	2,002,134
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series B, 5.75% 12/1/07 (e)	Aaa	3,500,000	3,628,765
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	A1	4,000,000	3,890,880
			9,521,779
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Kansas - 2.0%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity Proj.) Series J, 6.25% 12/1/28	Aa3	$ 1,500,000	$ 1,622,895
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	Aaa	2,390,000	2,486,245
5% 12/1/14 (MBIA Insured)	Aaa	500,000	517,525
5.25% 12/1/09 (MBIA Insured)	Aaa	1,420,000	1,541,978
5.25% 12/1/11 (MBIA Insured)	Aaa	1,750,000	1,868,773
Saline County Unified School District #305 Salina:
Series 2001, 5.25% 9/1/10 (FSA Insured)	Aaa	2,065,000	2,275,196
5.5% 9/1/13 (FSA Insured)	Aaa	785,000	867,409
			11,180,021
Kentucky - 2.2%
Kentucky Property & Bldgs. Commission Revs.:
(#69 Proj.) Series 2001 B, 5% 8/1/10 (FSA Insured)	Aaa	1,700,000	1,837,751
5.625% 9/1/13	Aa3	2,170,000	2,383,072
5.625% 9/1/14	Aa3	1,500,000	1,647,285
Louisville & Jefferson Swr. Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	Aaa	6,050,000	6,462,852
			12,330,960
Maine - 1.5%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	Aaa	8,000,000	8,596,800
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (f)	Aaa	1,015,000	1,142,454
5.75% 7/1/13 (Escrowed to Maturity) (f)	-	1,665,000	1,874,074
			3,016,528
Massachusetts - 4.6%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	Aa2	2,000,000	1,985,980
Series A:
5.375% 3/1/19	Aa2	1,000,000	1,034,180
5.75% 3/1/26 (FGIC Insured)	Aa2	2,000,000	2,128,900
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/11	Aa3	$ 3,000,000	$ 3,420,750
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	700,000	711,599
(Harvard Univ. Issue Proj.) Series W, 6% 7/1/35 (Pre-Refunded to 7/1/10 @ 101) (f)	Aaa	1,000,000	1,176,250
(Hebrew Rehab. Ctr. for Aged Proj.) Series C, 5.25% 7/1/17	A	2,000,000	2,001,760
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	500,000	506,005
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A, 4.7% 12/1/03	BBB	1,000,000	1,012,770
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	A+	800,000	612,008
0% 8/1/10	A+	4,500,000	3,094,470
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series C, 6.5% 7/1/03	Baa2	1,000,000	1,044,340
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	Aaa	10,000	10,716
Massachusetts Wtr. Resources Auth. Rev. Series A, 5.75% 8/1/39 (FGIC Insured)	Aaa	7,000,000	7,538,230
			26,277,958
Michigan - 2.9%
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A:
5.25% 7/1/33 (FGIC Insured)	Aaa	2,000,000	2,023,060
5.75% 7/1/28 (FGIC Insured)	Aaa	1,000,000	1,080,140
Series A:
5.875% 7/1/22 (FGIC Insured) (Pre-Refunded to 1/1/10 @ 101) (f)	Aaa	1,200,000	1,386,552
5.875% 7/1/29 (FGIC Insured) (Pre-Refunded to 1/1/10 @ 101) (f)	Aaa	1,100,000	1,271,006
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	Aaa	1,000,000	1,035,340
Holt Pub. Schools Series 2000 A, 5.5% 5/1/23 (FGIC Insured)	Aaa	1,000,000	1,042,120
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Howell Pub. Schools 5.875% 5/1/22 (MBIA Insured) (Pre-Refunded to 5/1/09 @ 100) (f)	Aaa	$ 2,225,000	$ 2,546,824
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	A1	2,000,000	1,929,080
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	Aa3	2,310,000	2,617,045
Zeeland Pub. Schools 5.375% 5/1/25 (FGIC Insured)	Aaa	1,500,000	1,528,200
			16,459,367
Minnesota - 1.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	Aaa	1,800,000	1,754,604
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (e)	Aa1	1,720,000	1,811,556
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	AA	1,500,000	1,552,665
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	Aaa	2,000,000	2,153,520
			7,272,345
Nebraska - 0.1%
Douglas County School District #1 Series B, 5% 12/15/24	Aa2	500,000	500,485
Nevada - 0.8%
Las Vegas Downtown Redev. Agcy. Tax Increment Rev. (Fremont Street Proj.) Series A:
6% 6/15/10	BBB+	1,500,000	1,553,850
6.1% 6/15/14	BBB+	1,000,000	1,026,940
Nevada Gen. Oblig. (Colorado River Commission Proj.) 5.375% 10/1/09 (FSA Insured) (b)	Aaa	1,000,000	1,074,410
Washoe County Gen. Oblig. (Reno-Convention Ctr. Proj.) Series A, 6.4% 7/1/29 (FSA Insured) (Pre-Refunded to 1/1/10 @ 100) (f)	Aaa	1,000,000	1,183,120
			4,838,320
New Mexico - 1.7%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (e)	Aaa	3,970,000	4,471,054
6.75% 7/1/09 (AMBAC Insured) (e)	Aaa	450,000	528,053
6.75% 7/1/11 (AMBAC Insured) (e)	Aaa	1,805,000	2,155,369
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Mexico - continued
New Mexico Edl. Assistance Foundation Student Ln. Rev.:
Series B, 5.25% 4/1/05 (AMBAC Insured) (e)	Aaa	$ 775,000	$ 787,439
Series IV A2, 6.65% 3/1/07	Aaa	1,500,000	1,605,465
			9,547,380
New York - 13.1%
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B, 5% 7/1/20 (AMBAC Insured)	Aaa	500,000	503,140
Series A:
5.625% 7/1/27 (MBIA Insured)	Aaa	2,000,000	2,081,220
6.125% 7/1/29	Baa1	6,750,000	7,290,473
Series B:
4.75% 7/1/26 (FGIC Insured)	Aaa	2,000,000	1,918,760
4.875% 7/1/18 (FGIC Insured)	Aaa	500,000	504,090
Series D, 5.125% 7/1/22 (MBIA Insured)	Aaa	500,000	505,815
Metro. Trans. Auth. Dedicated Tax Fund Series A:
5% 4/1/23 (FGIC Insured)	Aaa	2,565,000	2,575,670
5% 4/1/29 (FSA Insured)	Aaa	2,200,000	2,200,418
5.25% 4/1/26 (MBIA Insured)	Aaa	1,000,000	1,018,350
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O, 5.75% 7/1/13	A3	700,000	799,666
(Trans. Facilities Proj.):
Series 7, 5.625% 7/1/16	A3	1,000,000	1,038,060
Series P, 5.75% 7/1/15	A3	1,010,000	1,065,530
Metro. Trans. Auth. Trans. Facilities Rev.:
(Svc. Contract Proj.) Series 8:
5.25% 7/1/17	A3	1,000,000	1,031,110
5.375% 7/1/21 (FSA Insured)	Aaa	700,000	719,642
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	1,000,000	959,380
Series B2, 5% 7/1/17 (MBIA Insured)	Aaa	500,000	509,540
Series C, 4.75% 7/1/16 (FSA Insured)	Aaa	500,000	504,060
New York City Gen. Oblig. Series H:
6.875% 2/1/02	A3	160,000	161,794
6.875% 2/1/02 (Escrowed to Maturity) (f)	Aaa	80,000	80,940
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	Aaa	925,000	1,003,172
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (e)	A3	8,680,000	9,124,503
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series B:
5.75% 6/15/26	Aa2	$ 5,000,000	$ 5,295,900
5.75% 6/15/29	Aa2	5,000,000	5,268,500
5.75% 6/15/29 (MBIA Insured)	Aaa	1,500,000	1,588,770
New York City Transitional Fin. Auth. Rev.:
Series A, 5.75% 8/15/24	Aa2	6,200,000	6,604,860
Series B, 6% 11/15/29	Aa2	1,000,000	1,085,650
New York Counties Tobacco Trust II 5.625% 6/1/35	A1	500,000	514,910
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Proj.) Series C, 7.5% 7/1/10	A3	500,000	600,230
(State Univ. Edl. Facilities Proj.) 5.95% 5/15/29 (FGIC Insured)	Aaa	5,000,000	5,454,900
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	Aaa	6,150,000	6,449,690
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (State Wtr. Revolving Funds Prog.) Series F:
4.875% 6/15/18	Aaa	1,500,000	1,509,060
4.875% 6/15/20	Aaa	1,300,000	1,292,798
5% 6/15/15	Aaa	700,000	725,760
New York State Envir. Facilities Corp. Poll. Cont. Rev. (State Wtr. Revolving Fund Prog.) Series D, 5.125% 6/15/19	Aaa	1,000,000	1,016,360
Triborough Bridge & Tunnel Auth. Revs. Series A, 5.25% 1/1/17	Aa3	1,000,000	1,037,650
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured)	Aaa	500,000	537,355
			74,577,726
North Carolina - 5.2%
Charlotte Wtr. & Swr. Sys. Rev. 5.5% 6/1/12	Aa1	1,000,000	1,112,900
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/05 (MBIA Insured)	Aaa	4,000,000	4,300,040
Series B:
5.875% 1/1/21 (MBIA Insured)	Aaa	3,050,000	3,265,086
6% 1/1/06	Baa3	5,820,000	6,263,193
6% 1/1/14	Baa3	900,000	934,668
7.25% 1/1/07	Baa3	1,000,000	1,137,750
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series C:
5.125% 1/1/03	Baa3	$ 2,700,000	$ 2,768,931
5.25% 1/1/04	Baa3	1,365,000	1,413,539
5.5% 1/1/07	Baa3	700,000	740,208
5.5% 1/1/07 (MBIA Insured)	Aaa	2,000,000	2,178,680
Series D, 6.7% 1/1/19	Baa3	1,115,000	1,216,866
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
5.75% 1/1/02	Baa1	2,500,000	2,511,050
5.9% 1/1/03	Baa1	250,000	258,075
6.25% 1/1/17 (AMBAC Insured)	Aaa	1,150,000	1,217,160
			29,318,146
Ohio - 2.2%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (e)	-	1,005,000	1,011,131
Delaware County Gen. Oblig. 6% 12/1/25	Aa2	1,000,000	1,104,300
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	Aaa	1,000,000	1,082,870
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	Aaa	1,455,000	1,516,823
Gateway Economic Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (e)	-	3,000,000	3,124,260
Plain Local School District 6% 12/1/25 (FGIC Insured)	Aaa	2,000,000	2,211,020
Summit County Gen. Oblig. 6% 12/1/21 (FGIC Insured)	Aaa	2,000,000	2,236,980
			12,287,384
Oklahoma - 1.8%
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/13 (FSA Insured)	Aaa	1,000,000	1,084,940
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	Aaa	1,500,000	1,585,935
6% 8/15/19 (MBIA Insured)	Aaa	3,000,000	3,262,380
Sapulpa Muni. Auth. Util. Rev. 5.75% 4/1/23 (FGIC Insured)	Aaa	1,000,000	1,056,760
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	Aaa	3,000,000	3,196,200
			10,186,215
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Oregon - 0.6%
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/18	Aa3	$ 1,000,000	$ 1,079,910
5.75% 8/1/19	Aa3	2,080,000	2,240,014
			3,319,924
Pennsylvania - 4.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (e)	Aaa	1,000,000	1,091,170
Allegheny County Indl. Dev. Auth. Rev. (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10 (g)	-	290,000	295,356
Butler County Indl. Dev. Auth. Health Ctr. Rev. (Sherwood Oaks Proj.) 5.75% 6/1/11	A	3,000,000	3,096,390
Canon-McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	Aaa	1,000,000	1,074,780
Cumberland County Muni. Auth. Rev. (Carlisle Hosp. & Health Proj.):
6.8% 11/15/14 (Pre-Refunded to 11/15/04 @ 102) (f)	Baa3	3,000,000	3,321,810
6.8% 11/15/23 (Pre-Refunded to 11/15/04 @ 102) (f)	Baa3	1,000,000	1,138,750
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	Aa3	3,500,000	3,764,985
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.):
Series 1992 8.75% 6/1/10 (Pre-Refunded to 6/1/02 @ 102) (f)	Aaa	2,525,000	2,671,652
8.25% 6/1/22 (Escrowed to Maturity) (f)	Aaa	2,210,000	2,544,484
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	A3	2,000,000	2,064,080
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	Aa3	3,065,000	3,378,028
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/31	A+	800,000	835,816
			25,277,301
Rhode Island - 0.8%
Rhode Island Port Auth. & Economic Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	Aaa	4,000,000	4,833,520
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
South Carolina - 1.7%
Greenwood County Hosp. Rev. (Self Memorial Hosp. Proj.):
5.5% 10/1/26	A2	$ 1,750,000	$ 1,715,035
5.5% 10/1/31	A2	2,000,000	1,996,400
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A, 6.25% 1/1/05 (FGIC Insured)	Aaa	1,715,000	1,883,705
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.):
Series A2, 5.4% 9/1/02	AAA	1,250,000	1,277,625
Series B, 5.7% 9/1/05 (e)	A	1,000,000	1,064,750
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21	Baa2	1,000,000	1,102,280
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	A1	545,000	582,937
			9,622,732
Tennessee - 0.1%
Metro. Govt. Nashville & Davidson County Elec. Rev. Series A, 0% 5/15/06 (MBIA Insured)	Aaa	1,000,000	854,510
Texas - 7.7%
Alvin Independent School District 5.75% 8/15/21	Aaa	1,000,000	1,060,180
Brazos Higher Ed. Auth., Inc. Student Ln. Rev. Series A1, 6.05% 12/1/01 (e)	Aaa	435,000	436,166
Comal Independent School District 5.75% 8/1/28	Aaa	2,000,000	2,103,240
Conroe Independent School District Series B, 0% 2/15/09	Aaa	750,000	557,250
Dallas Area Rapid Transit Sales Tax Rev. 5.5% 12/1/09 (AMBAC Insured)	Aaa	1,430,000	1,589,502
Del Valle Independent School District 5.5% 2/1/09	Aaa	1,205,000	1,332,802
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	Aaa	4,500,000	4,689,045
Garland Independent School District 5.5% 2/15/19	Aaa	2,500,000	2,613,325
Harris County Health Facilities Dev. Corp. Rev. (Saint Lukes Hosp. Proj.) Series 2001 A, 5.5% 2/15/12	AA	1,000,000	1,071,730
Hurst Euless Bedford Independent School District 0% 8/15/11	Aaa	1,000,000	657,810
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas - continued
Los Fresnos Independent School District:
5.75% 8/15/13	Aaa	$ 1,040,000	$ 1,154,338
5.75% 8/15/14	Aaa	1,100,000	1,216,688
Mount Pleasant Independent School District 5.5% 2/15/22	Aaa	2,590,000	2,683,706
Northside Independent School District 5.5% 2/15/15	Aaa	2,000,000	2,144,540
Pearland Independent School District 5.875% 2/15/17	Aaa	1,205,000	1,319,318
Richardson Independent School District 5% 2/15/05	Aaa	1,000,000	1,061,950
San Antonio Elec. & Gas Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (f)	Aa1	75,000	83,392
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	Baa1	1,000,000	982,850
Texas Gen. Oblig. (Texas Pub. Fin. Auth. Proj.) Series A, 5% 10/1/14	Aa1	5,000,000	5,083,500
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/11 (AMBAC Insured)	Aaa	3,930,000	2,580,281
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	Aaa	1,000,000	1,146,070
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (MBIA Insured)	Aaa	4,000,000	4,371,320
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Francis Hosp. Reg'l Health Care Proj.) 6% 7/1/27	Baa1	1,000,000	996,100
Yselta Independent School District 0% 8/15/09	Aaa	4,065,000	2,959,523
			43,894,626
Utah - 3.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
0% 7/1/06 (MBIA Insured)	Aaa	2,860,000	2,419,230
6.5% 7/1/09 (AMBAC Insured)	Aaa	365,000	426,021
6.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (f)	Aaa	635,000	753,955
Series B:
5.75% 7/1/16 (MBIA Insured)	Aaa	2,500,000	2,707,100
6% 7/1/16 (MBIA Insured)	Aaa	7,000,000	7,671,440
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Utah - continued
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
5.125% 2/15/33 (AMBAC Insured)	Aaa	$ 1,500,000	$ 1,487,595
5.5% 5/15/10 (AMBAC Insured)	Aaa	2,000,000	2,195,760
South Salt Lake City Indl. Rev. (Price Savers Wholesale Club Proj.) 9% 11/15/13	-	250,000	256,913
			17,918,014
Virginia - 1.1%
Loudoun County Indl. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (f)	Aaa	675,000	758,808
Virginia Commonwealth Trans. Board Trust Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	Aa1	1,965,000	2,109,781
Virginia State Resources Auth. Clean Wtr. Rev.:
5.625% 10/1/22	Aaa	1,250,000	1,318,688
5.75% 10/1/19	Aaa	1,750,000	1,900,098
			6,087,375
Washington - 7.2%
Cowlitz County Pub. Util. District #1 5.25% 9/1/09 (AMBAC Insured)	Aaa	1,000,000	1,086,850
Energy Northwest Elec. Rev. (#1 Proj.) Series 2001 A, 5.5% 7/1/12 (FSA Insured)	Aaa	2,000,000	2,207,020
Grant County Pub. Util. District No. 2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (e)	Aaa	1,715,000	1,790,289
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	Aaa	3,000,000	3,121,560
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	Aaa	1,000,000	1,063,860
Thurston County School District #333 Series B, 0% 12/1/10 (FGIC Insured)	Aaa	4,000,000	2,738,440
Univ. Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	Aaa	3,000,000	3,207,570
Washington Gen. Oblig. Series 2000 A, 5.625% 7/1/24	Aa1	2,000,000	2,089,000
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	Aaa	3,000,000	3,226,320
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/06 (MBIA Insured)	Aaa	$ 2,700,000	$ 2,285,496
5.4% 7/1/12	Aa1	16,000,000	17,382,234
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	Aa1	500,000	534,775
			40,733,414
Wisconsin - 0.9%
Fond Du Lac School District 5.75% 4/1/13 (FGIC Insured)	-	1,300,000	1,428,193
Milwaukee County Gen. Oblig. Series A:
0% 12/1/10 (FGIC Insured)	Aaa	3,370,000	2,307,136
0% 12/1/10 (FGIC Insured) (Escrowed to Maturity) (f)	Aaa	130,000	89,957
Wisconsin Health & Edl. Facilities Auth. Rev. (Marshfield Clinic Proj.) Series B, 6% 2/15/25	BBB+	1,500,000	1,468,425
			5,293,711
TOTAL MUNICIPAL BONDS (Cost $535,960,868)			569,688,683
Money Market Funds - 1.0%
	Shares
Fidelity Municipal Cash Central Fund, 2.22% (c)(d) (Cost $5,900,000)	5,900,000	5,900,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $541,860,868)		575,588,683
NET OTHER ASSETS - (1.5)%		(8,644,929)
NET ASSETS - 100%		$ 566,943,754
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Allegheny County Indl. Dev. Auth. Rev. (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10	3/13/90	$ 290,000
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	81.8%	AAA, AA, A	78.0%
Baa	9.2%	BBB	10.7%
Ba	0.1%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 2.5%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	21.4%
Health Care	16.3
Electric Utilities	14.6
Transportation	12.0
Water & Sewer	11.2
Special Tax	6.6
Education	6.2
Escrowed/Pre-Refunded	5.3
Others* (individually less than 5%)	6.4
100.0%
*Includes money market funds and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $172,193,487 and $82,074,174, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $295,356 or 0.1% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $2,099,000. The weighted average interest rate was 4.47%. At period end there were no bank borrowings outstanding.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $541,860,868. Net unrealized appreciation aggregated $33,727,815, of which $33,741,206 related to appreciated investment securities and $13,391 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $13,179,000 of which $4,384,000, $6,268,000 and $2,527,000 will expire on October 31, 2003, 2004 and 2008, respectively. Of the loss carryforwards expiring on October 31, 2008, $432,000, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

During the fiscal year ended October 31, 2001, 100.00% of the fund's income dividends was free from federal income tax, and 14.47% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (cost $541,860,868) - See accompanying schedule		$ 575,588,683
Cash		5,073,863
Receivable for fund shares sold		4,072,775
Interest receivable		9,079,768
Other receivables		12,859
Total assets		593,827,948
Liabilities
Payable for investments purchased Regular delivery	$ 1,723,056
Delayed delivery	23,553,941
Payable for fund shares redeemed	400,465
Distributions payable	752,134
Accrued management fee	176,486
Distribution fees payable	182,104
Other payables and accrued expenses	96,008
Total liabilities		26,884,194
Net Assets		$ 566,943,754
Net Assets consist of:
Paid in capital		$ 546,880,909
Undistributed net investment income		35,394
Accumulated undistributed net realized gain (loss) on investments		(13,700,364)
Net unrealized appreciation (depreciation) on investments		33,727,815
Net Assets		$ 566,943,754

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,796,432 ÷ 3,685,486 shares)	$12.70
Maximum offering price per share (100/95.25 of $12.70)	$13.33
Class T: Net Asset Value and redemption price per share ($369,294,863 ÷ 29,036,588 shares)	$12.72
Maximum offering price per share (100/96.50 of $12.72)	$13.18
Class B: Net Asset Value and offering price per share ($91,686,564 ÷ 7,234,257 shares) A	$12.67
Class C: Net Asset Value and offering price per share ($37,323,796 ÷ 2,935,660 shares) A	$12.71
Institutional Class: Net Asset Value, offering price and redemption price per share ($21,842,099 ÷ 1,725,324 shares)	$12.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 27,003,913
Expenses
Management fee	$ 1,916,583
Transfer agent fees	481,212
Distribution fees	1,914,210
Accounting fees and expenses	159,572
Non-interested trustees' compensation	2,014
Custodian fees and expenses	8,924
Registration fees	89,348
Audit	36,949
Legal	4,806
Interest	782
Miscellaneous	15,771
Total expenses before reductions	4,630,171
Expense reductions	(337,636)	4,292,535
Net investment income		22,711,378
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,114,371
Change in net unrealized appreciation (depreciation) on investment securities		24,173,285
Net gain (loss)		27,287,656
Net increase (decrease) in net assets resulting from operations		$ 49,999,034

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 22,711,378	$ 20,426,775
Net realized gain (loss)	3,114,371	(2,014,047)
Change in net unrealized appreciation (depreciation)	24,173,285	15,974,733
Net increase (decrease) in net assets resulting from operations	49,999,034	34,387,461
Distributions to shareholders from net investment income	(22,629,135)	(20,623,031)
Share transactions - net increase (decrease)	81,821,074	23,373,862
Total increase (decrease) in net assets	109,190,973	37,138,292
Net Assets
Beginning of period	457,752,781	420,614,489
End of period (including under (over) distribution of net investment income of $35,394 and $(76,089), respectively)	$ 566,943,754	$ 457,752,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.020	$ 11.690	$ 12.540	$ 12.150	$ 11.740
Income from Investment Operations
Net investment income	.584 C	.591 C	.567	.571	.583C
Net realized and unrealized gain (loss)	.679	.337	(.850)	.390	.445
Total from investment operations	1.263	.928	(.283)	.961	1.028
Less Distributions
From net investment income	(.583)	(.598)	(.567)	(.571)	(.616)
In excess of net investment income	-	-	-	-	(.002)
Total distributions	(.583)	(.598)	(.567)	(.571)	(.618)
Net asset value, end of period	$ 12.700	$ 12.020	$ 11.690	$ 12.540	$ 12.150
Total Return A, B	10.72%	8.17%	(2.36)%	8.07%	9.02%
Ratios to Average Net Assets D
Expenses before expense reductions	.69%	.72%	.72%	.90%	2.15%
Expenses net of voluntary waivers, if any	.69%	.72%	.72%	.90%	.90%
Expenses net of all reductions	.62%	.72%	.72%	.90%	.90%
Net investment income	4.70%	5.02%	4.62%	4.57%	4.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,796	$ 22,780	$ 10,722	$ 6,721	$ 3,755
Portfolio turnover rate	16%	39% E	23%	36%	36%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.040	$ 11.700	$ 12.560	$ 12.150	$ 11.760
Income from Investment Operations
Net investment income	.572 C	.583 C	.555	.571	.597 C
Net realized and unrealized gain (loss)	.679	.343	(.860)	.410	.407
Total from investment operations	1.251	.926	(.305)	.981	1.004
Less Distributions
From net investment income	(.571)	(.586)	(.555)	(.571)	(.612)
In excess of net investment income	-	-	-	-	(.002)
Total distributions	(.571)	(.586)	(.555)	(.571)	(.614)
Net asset value, end of period	$ 12.720	$ 12.040	$ 11.700	$ 12.560	$ 12.150
Total Return A, B	10.59%	8.14%	(2.53)%	8.15%	8.89%
Ratios to Average Net AssetsD
Expenses before expense reductions	.79%	.81%	.81%	.87%	.89%
Expenses net of voluntary waivers, if any	.79%	.81%	.81%	.87%	.89%
Expenses net of all reductions	.72%	.81%	.81%	.87%	.89%
Net investment income	4.60%	4.93%	4.51%	4.62%	5.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 369,295	$ 340,959	$ 329,926	$ 380,325	$ 392,075
Portfolio turnover rate	16%	39% E	23%	36%	36%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.000	$ 11.670	$ 12.530	$ 12.130	$ 11.740
Income from Investment Operations
Net investment income	.489 C	.504 C	.476	.491	.515 C
Net realized and unrealized gain (loss)	.671	.336	(.860)	.400	.416
Total from investment operations	1.160	.840	(.384)	.891	.931
Less Distributions
From net investment income	(.490)	(.510)	(.476)	(.491)	(.539)
In excess of net investment income	-	-	-	-	(.002)
Total distributions	(.490)	(.510)	(.476)	(.491)	(.541)
Net asset value, end of period	$ 12.670	$ 12.000	$ 11.670	$ 12.530	$ 12.130
Total Return A, B	9.83%	7.38%	(3.16)%	7.47%	8.15%
Ratios to Average Net Assets D
Expenses before expense reductions	1.43%	1.46%	1.46%	1.53%	1.56%
Expenses net of voluntary waivers, if any	1.43%	1.46%	1.46%	1.53%	1.56%
Expenses net of all reductions	1.37%	1.46%	1.46%	1.53%	1.56%
Net investment income	3.95%	4.28%	3.88%	3.96%	4.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,687	$ 68,571	$ 63,464	$ 55,032	$ 41,024
Portfolio turnover rate	16%	39% E	23%	36%	36%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.040	$ 11.700	$ 12.560	$ 12.130
Income from Investment Operations
Net investment income	.478 D	.493 D	.465	.455
Net realized and unrealized gain (loss)	.669	.345	(.860)	.430
Total from investment operations	1.147	.838	(.395)	.885
Less Distributions
From net investment income	(.477)	(.498)	(.465)	(.455)
Net asset value, end of period	$ 12.710	$ 12.040	$ 11.700	$ 12.560
Total Return B,C	9.69%	7.34%	(3.24)%	7.41%
Ratios to Average Net Assets F
Expenses before expense reductions	1.53%	1.56%	1.56%	2.06% A
Expenses net of voluntary waivers, if any	1.53%	1.56%	1.56%	1.75% A
Expenses net of all reductions	1.47%	1.56%	1.56%	1.75% A
Net investment income	3.85%	4.18%	3.79%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,324	$ 17,120	$ 13,071	$ 7,031
Portfolio turnover rate	16%	39% G	23%	36%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.980	$ 11.650	$ 12.510	$ 12.120	$ 11.720
Income from Investment Operations
Net investment income	.598 B	.604 B	.584	.592	.609 B
Net realized and unrealized gain (loss)	.682	.339	(.860)	.390	.464
Total from investment operations	1.280	.943	(.276)	.982	1.073
Less Distributions
From net investment income	(.600)	(.613)	(.584)	(.592)	(.671)
In excess of net investment income	-	-	-	-	(.002)
Total distributions	(.600)	(.613)	(.584)	(.592)	(.673)
Net asset value, end of period	$ 12.660	$ 11.980	$ 11.650	$ 12.510	$ 12.120
Total Return A	10.91%	8.34%	(2.31)%	8.28%	9.44%
Ratios to Average Net Assets C
Expenses before expense reductions	.54%	.61%	.60%	.98%	1.95%
Expenses net of voluntary waivers, if any	.54%	.61%	.60%	.75%	.75%
Expenses net of all reductions	.48%	.61%	.60%	.75%	.75%
Net investment income	4.84%	5.13%	4.75%	4.75%	5.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,842	$ 8,324	$ 3,431	$ 3,741	$ 1,511
Portfolio turnover rate	16%	39% D	23%	36%	36%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions.

In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 53,353	$ 254
Class T	0%	.25%	877,983	16,127
Class B	.65%	.25%	722,599	522,139
Class C	.75%	.25%	260,275	104,433
			$ 1,914,210	$ 642,953

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 114,486	$ 45,309
Class T	117,578	33,166
Class B	207,313	207,313*
Class C	6,913	6,913*
	$ 446,290	$ 292,701

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC an affiliate of FMR, receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 34,525.10
Class T	330,989.09
Class B	76,195.09
Class C	23,852.09
Institutional Class	15,651.10
	$ 481,212

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC) an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $18,669 for the period.

5. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $8,924 and $155,358, respectively. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 11,637
Class T	123,152
Class B	26,303
Class C	8,116
Institutional Class	4,146
$ 173,354

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 1,659,582	$ 712,048
Class T	16,091,362	16,217,959
Class B	3,157,699	2,815,400
Class C	990,993	614,742
Institutional Class	729,499	262,882
Total	$ 22,629,135	$ 20,623,031

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000
Class A Shares sold	5,496,559	1,280,562	$ 67,885,667	$ 15,201,152
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class A	-	314,140	-	3,612,609
Reinvestment of distributions	85,512	40,864	1,065,263	482,684
Shares redeemed	(3,791,075)	(658,536)	(46,845,388)	(7,799,948)
Net increase (decrease)	1,790,996	977,030	$ 22,105,542	$ 11,496,497
Class T Shares sold	7,894,371	5,871,344	$ 98,451,871	$ 69,198,493
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class T	-	3,316,008	-	38,167,257
Reinvestment of distributions	812,517	861,078	10,115,157	10,155,440
Shares redeemed	(7,992,038)	(9,924,270)	(99,491,394)	(116,868,899)
Net increase (decrease)	714,850	124,160	$ 9,075,634	$ 652,291
Class B Shares sold	3,413,116	1,533,458	$ 42,441,927	$ 18,027,417
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class B	-	776,254	-	8,911,393
Reinvestment of distributions	142,698	138,033	1,772,228	1,623,281
Shares redeemed	(2,033,846)	(2,173,697)	(25,210,901)	(25,534,174)
Net increase (decrease)	1,521,968	274,048	$ 19,003,254	$ 3,027,917
Class C Shares sold	1,882,683	761,618	$ 23,461,023	$ 8,992,554
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class C	-	114,599	-	1,319,029
Reinvestment of distributions	54,752	33,650	683,330	397,120
Shares redeemed	(423,934)	(604,764)	(5,282,147)	(7,119,022)
Net increase (decrease)	1,513,501	305,103	$ 18,862,206	$ 3,589,681

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000
Institutional Class Shares sold	1,515,004	247,204	$ 18,775,525	$ 2,915,763
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class	-	420,609	-	4,820,174
Reinvestment of distributions	13,249	8,738	164,443	103,106
Shares redeemed	(497,630)	(276,387)	(6,165,530)	(3,231,567)
Net increase (decrease)	1,030,623	400,164	$ 12,774,438	$ 4,607,476

9. Merger Information.

On May 25, 2000, Class A, Class T, Class B, Class C and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Intermediate Municipal Income Fund Class A, Class T, Class B, Class C and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Intermediate Municipal Income Fund on April 19, 2000. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class A was accomplished by an exchange of 314,140 shares of Class A for the 360,900 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class A (each valued at $10.01). Class T's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class T was accomplished by an exchange of 3,316,008 shares of Class T for the 3,816,726 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class T (each valued at $10.00). Class B's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class B was accomplished by an exchange of 776,254 shares of Class B for the 892,031 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class B (each valued at $9.99). Class C's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class C was accomplished by an exchange of 114,599 shares of Class C for the 131,903 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class C (each valued at $10.00). Institutional Class' acquisition of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class was accomplished by an exchange of 420,609 shares of Institutional Class for the 482,017 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class (each valued at $10.00).

Fidelity Advisor Intermediate Municipal Income Fund's net assets, including $1,412,949 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $438,952,773.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II) at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 12, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 14
To modify the fundamental investment objective and eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	285,871,187.11	90.891
Against	10,489,350.13	3.335
Abstain	18,160,969.66	5.774
TOTAL	314,521,506.90	100.00
Broker Non-Votes	140,420,410.44
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	285,893,509.93	90.898
Against	10,164,003.27	3.231
Abstain	18,463,993.70	5.871
TOTAL	314,521,506.90	100.000
Broker Non-Votes	140,420,410.44
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	283,517,366.38	90.142
Against	11,416,976.78	3.630
Abstain	19,587,163.74	6.228
TOTAL	314,521,506.90	100.000
Broker Non-Votes	140,420,410.44

*Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Christine J. Thompson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

* Independent trustees

Advisory Board

Robert C. Pozen

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HIM-ANN-1201 150707
1.538412.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -

Institutional Class

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Municipal Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - Inst CL	10.91%	39.10%	94.57%
LB 3 Plus Year Municipal Bond	10.91%	39.04%	n/a*
General Municipal Debt Funds Average	9.63%	30.78%	85.48%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers® 3 Plus Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of three years or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 270 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Municipal Income - Inst CL	10.91%	6.82%	6.88%
LB 3 Plus Year Municipal Bond	10.91%	6.81%	n/a*
General Municipal Debt Funds Average	9.63%	5.51%	6.36%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Municipal Income Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Municipal Income Fund - Institutional Class on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $19,457 - a 94.57% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,817 - a 98.17% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Municipal Income Fund - Institutional Class
Performance - continued

Total Return Components

	Years ended October 31,
	2001	2000	1999	1998	1997
Dividend returns	5.23%	5.51%	4.56%	5.06%	6.01%
Capital returns	5.68%	2.83%	-6.87%	3.22%	3.43%
Total returns	10.91%	8.34%	-2.31%	8.28%	9.44%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.91¢	29.96¢	60.01¢
Annualized dividend rate	4.58%	4.76%	4.85%
30-day annualized yield	3.96%	-	-
30-day annualized tax-equivalent yield	6.14%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.63 over the past one month, $12.48 over the past six months, and $12.38 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 35.50% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

With a 10.50% return for the 12-month period ending October 31, 2001, the municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, may be on pace to record two consecutive calendar years of double-digit positive performance for the first time since 1988-1989. The Lehman Brothers index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 11.68% in 2000 and was up 7.03% year-to-date through October 2001. The performance of the muni market benefited significantly from the aggressive easing of interest rates by the Federal Reserve Board in an effort to jumpstart a domestic economy poised on the brink of recession. Through the end of October, the Fed slashed the federal funds rate - the rate charged by banks for overnight loans - nine times, bringing it down from 6.50% at the beginning of the year to 2.50% at the end of the period, its lowest level in 39 years. Municipal bonds also reaped the benefits of strong demand, as many investors sought shelter from both taxes and the volatile equity markets. Municipals did take a slight dip in September, as the tragic events of September 11 and their aftermath resulted in a nervous rush to the security of Treasury bonds. But munis rebounded strongly in the final month of the period.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Fidelity Advisor Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period that ended October 31, 2001, the fund's Institutional Class shares had a total return of 10.91%. To get a sense of how the fund did relative to its competitors, the general municipal debt funds average returned 9.63% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers 3 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 10.91% for the same 12-month period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What factors drove the fund's performance?

A. Falling interest rates provided a boost for the overall municipal market and were the primary contributor to the fund's returns during the past 12 months. The Federal Reserve Board cut interest rates nine times during the period, bringing municipal bond yields lower and their prices - which move in the opposite direction of their yields - higher. The fund's outperformance of its peers during the year was partly the result of the fact that I kept its overall interest-rate sensitivity in line with the market as a whole.

Q. Why did that approach lead to stronger returns?

A. Even though interest rates ended the period at significantly lower levels than a year ago, they were subject to a fair amount of volatility throughout the year as investors reacted to contradictory signs about the economy's strength and inflation. Although it may be difficult to recall in light of recent events, many economists began 2001 with expectations for sustained economic growth. A surprise interest-rate cut in early January fueled hopes that an economic downturn could be averted, briefly derailing the bond rally that began in late 2000. Early spring brought renewed hopes that first-quarter interest-rate cuts would position the economy to rebound by year's end. In January and in the spring, interest rates and some bond yields actually drifted higher. Given that volatility, having too much or too little interest-rate sensitivity at the wrong time was perilous. Rather than speculate about the direction of interest rates, I emphasized attractively valued securities across the bond maturity spectrum.

Q. What other factors aided performance?

A. The fund's defensive positioning helped performance. By defensive, I'm referring to my focus on high-quality bonds and on municipal issuers backed by fee, rather than tax, revenues. Throughout the year, I increased the fund's already high credit quality, with about 85% of its investments in bonds rated A or higher by Moody's Investors Service or Standard & Poor's® at the end of the period. In addition, approximately half of the fund's investments were insured, meaning their principal and interest payments - but not their prices - are guaranteed by a municipal bond insurer. I chose to emphasize high-quality bonds because I didn't feel lower-quality bonds offered enough additional yield for their added risk and heightened susceptibility to an economic slowdown. In terms of issuers, I kept a relatively modest weighting - compared to the municipal market overall - in general obligation bonds, which are backed by economically sensitive sales, income and other taxes. Instead, I focused on those issuers that provide essential services - such as electric utilities, water and sewer departments and transportation systems - which generate more stable income through fees. I also maintained a relatively large stake in health care bonds, which performed well as pricing trends improved, competitive pressures eased and the regulatory environment turned more favorable.

Q. Which holdings were disappointments?

A. Economic and credit quality concerns put pressure on lower-quality investment-grade bonds rated Baa. For the reasons I stated earlier, I limited the fund's stake in them to 11.89% of investments at the end of the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Were there any areas of the country you avoided?

A. The fund's stake in bonds issued in California was quite small relative to the market overall throughout the year, in large part because I remained concerned about the state's economic prospects and its energy problems. I also maintained a slightly smaller stake in New York bonds, which performed well during the summer but have come under some pressure due to the tragic events of September 11. Beyond those two states - which together make up roughly 25% of the municipal bond market - I diversified across states that offered a combination of reasonably priced municipal bonds, strong municipal demand and good credit quality, such as Illinois, Texas, Washington and Colorado.

Q. What's ahead for the municipal market?

A. For many municipal bond issuers, the current economic climate is likely to result in declining tax receipts and expanding costs - such as stepped up security spending and increased unemployment benefits. So we'll proceed with a great deal of caution in choosing investments for the fund, continuing our focus on high-quality, economically resilient segments of the market. As for the market overall, municipals are priced very cheaply compared to their U.S. Treasury counterparts. Municipals could benefit to the extent that investors embrace those valuations.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to provide a high current yield exempt from federal income tax

Start date: September 16, 1987

Size: as of October 31, 2001, more than $566 million

Manager: Christine Thompson, since 1998; joined Fidelity in 1985

3

Christine Thompson on trends in credit quality:

"Not so long ago, the main question many municipal issuers were struggling with was what to do with their growing surpluses. But now, the nation's economic slump and the tragic events of September 11 have forced issuers - namely states - to confront the dual challenges of declining revenues and increased spending. After years of enhancing services, scaling back taxes and building up their rainy day funds, many states are confronted with the difficult choice of where to trim spending as sales tax receipts dwindle and corporate and individual income-tax collections fall. At the same time, the aftermath of the terrorist attacks are forcing more issuers to step up spending on items such as increased security. To help remedy this situation, more and more state lawmakers across the country are contemplating or have already convened special legislative sessions to deal with potential budget shortfalls. While these challenges currently are most acute at the state level, I expect there to be to be a ´trickle down' effect at the local level in the months to come. These developments serve to highlight how important it is for a municipal bond investor to ascertain an issuer's ability to weather the storm. Fidelity's credit research team pays very close attention to a variety of considerations, including the cyclicality of a state's revenues - that is, how sensitive those revenues are to an economic slowdown; the size of its rainy day fund and how willing the issuer is to draw on it to close budgetary gaps; and how actively the issuer is scaling back spending in response to reduced revenues."

Annual Report

Investment Changes

Top Five States as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
New York	13.1	16.9
Illinois	9.6	5.7
Texas	7.7	5.8
Washington	7.2	7.1
Colorado	5.6	6.4
Top Five Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.4	17.4
Health Care	16.3	17.0
Electric Utilities	14.6	15.7
Transportation	12.0	11.7
Water & Sewer	11.2	12.3
Average Years to Maturity as of October 31, 2001
		6 months ago
Years	15.3	16.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	7.3	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of October 31, 2001 *	As of April 30, 2001 **
Aaa 58.0%	Aaa 54.0%
Aa, A 26.6%	Aa, A 27.4%
Baa 11.8%	Baa 14.7%
Ba and Below 0.1%	Ba and Below 0.1%
Not Rated 2.5%	Not Rated 3.8%
Short-term Investments 1.0%	Short-term Investments 0.0%

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Municipal Bonds - 100.5%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2001 B, 5% 7/1/05 (FSA Insured)	Aaa	$ 1,515,000	$ 1,606,158
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	Aaa	1,000,000	1,076,000
Shelby County Gen. Oblig. Series A, 7.7% 8/1/17 (Pre-Refunded to 2/1/02 @ 102) (f)	-	4,000,000	4,132,960
			6,815,118
Alaska - 1.6%
Alaska Hsg. Fin. Corp. Series A, 5.4% 12/1/13	Aa2	5,490,000	5,687,366
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.25% 7/1/07 (AMBAC Insured) (e)	Aaa	1,500,000	1,596,495
5.45% 7/1/09 (AMBAC Insured) (e)	Aaa	1,500,000	1,594,335
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2001, 5.5% 6/1/29	Aa3	500,000	494,100
			9,372,296
Arizona - 1.9%
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	Aaa	1,300,000	1,389,557
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series A, 4.1% 7/1/03	Baa2	4,495,000	4,514,823
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/07 (b)	Aa1	1,050,000	1,142,054
Tucson Wtr. Rev. Series 2002:
5.5% 7/1/08 (FGIC Insured) (b)	Aaa	1,630,000	1,786,464
5.5% 7/1/14 (FGIC Insured) (b)	Aaa	1,570,000	1,713,404
			10,546,302
Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Tobacco Settlement Rev. (Biosciences Institute College Proj.) 5.125% 12/1/28	Aa2	500,000	495,805
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	Aaa	1,500,000	1,536,645
			2,032,450
California - 3.8%
California Gen. Oblig.:
5.5% 3/1/11	Aa2	3,500,000	3,871,875
5.5% 3/1/12 (MBIA Insured)	Aaa	2,300,000	2,572,757
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
California - continued
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series B, 5.2% 8/1/26 (MBIA Insured) (e)	Aaa	$ 495,000	$ 498,638
Series R, 5.35% 8/1/07 (MBIA Insured) (e)	Aaa	1,000,000	1,077,580
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series A, 7.15% 2/1/11 (e)	Ba1	700,000	721,833
California Univ. Rev. (Hsg. Sys. Proj.) Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	1,000,000	1,111,400
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	BBB-	4,500,000	4,752,900
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	Aa3	4,000,000	4,047,960
Los Angeles Hbr. Dept. Rev. Series A, 5.5% 8/1/10 (AMBAC Insured) (b)(e)	Aaa	1,000,000	1,109,950
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	BBB-	500,000	550,435
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02	BBB-	1,000,000	1,022,840
6.5% 7/1/08	BBB-	300,000	339,873
			21,678,041
Colorado - 5.6%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series E 470, 0% 8/31/26 (Pre-Refunded to 8/31/05 @ 20.8626) (f)	Aaa	3,620,000	669,446
Arapahoe County School District #5 Cherry Creek 6% 12/15/15	Aa1	1,250,000	1,404,425
Colorado Dept. of Trans. Rev. 5.25% 6/15/09 (MBIA Insured)	Aaa	5,000,000	5,475,750
Colorado Health Facilities Auth. Rev.:
(Nat'l. Benevolent Assoc. Proj.) Series A, 6.5% 6/1/25	Baa2	1,360,000	1,391,552
6.25% 2/1/04	Baa2	200,000	211,422
6.625% 2/1/13	Baa2	6,500,000	6,750,185
6.625% 2/1/13 (Pre-Refunded to 2/1/03 @ 102) (f)	Baa2	400,000	429,128
6.625% 2/1/22	Baa2	3,800,000	3,921,638
6.625% 2/1/22 (Pre-Refunded to 2/1/03 @ 102) (f)	Baa2	200,000	214,564
Colorado Springs Arpt. Rev. Series C:
0% 1/1/06 (MBIA Insured)	Aaa	1,405,000	1,214,089
0% 1/1/08 (MBIA Insured)	Aaa	870,000	682,332
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Colorado - continued
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	Aaa	$ 1,610,000	$ 1,792,349
5.625% 9/1/14	Aaa	1,745,000	1,932,256
Denver City & County Arpt. Rev.:
Series A:
7.5% 11/15/23 (e)	A2	2,070,000	2,260,978
7.5% 11/15/23 (Pre-Refunded to 11/15/04 @ 102) (e)(f)	Aaa	430,000	497,682
Series D, 0% 11/15/04 (MBIA Insured) (e)	Aaa	1,700,000	1,550,655
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	Aaa	1,200,000	1,300,092
			31,698,543
Connecticut - 1.1%
Connecticut Health & Edl. Facilities Auth. Rev. (New Britain Memorial Hosp. Proj.) Series A, 7.5% 7/1/06 (Pre-Refunded to 7/1/02 @ 102) (f)	AAA	1,650,000	1,731,807
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	BBB	3,350,000	3,189,669
Univ. of Connecticut Rev. (Student Fee Prog.) Series A, 5.75% 11/15/29 (FGIC Insured)	Aaa	1,000,000	1,084,910
			6,006,386
District Of Columbia - 2.2%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (MBIA Insured) (Escrowed to Maturity) (f)	Aaa	150,000	170,211
Series B, 5.25% 6/1/26 (FSA Insured)	Aaa	6,000,000	6,066,600
District of Columbia Redev. Land Agcy. Washington D.C. Sports Arena Spl. Tax Rev. 5.625% 11/1/10	Baa2	250,000	250,000
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	Aaa	1,000,000	1,072,610
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	Aaa	2,000,000	2,221,660
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	Aaa	2,500,000	2,522,325
			12,303,406
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - 2.7%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (e)	Aaa	$ 5,000,000	$ 5,421,700
Florida Board of Ed. Pub. Ed. Series D, 5% 6/1/08 (b)	Aa2	1,000,000	1,064,340
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series 2001 A, 6% 11/15/31	Baa1	1,000,000	1,025,970
Palm Beach County School District 5% 8/1/07 (MBIA Insured) (b)	Aaa	4,665,000	4,969,904
Saint Petersburg Util. Tax Rev. Series 2002, 5% 6/1/08 (AMBAC Insured) (b)	Aaa	1,145,000	1,217,982
Tampa Florida Guaranteed Entitlement Rev. 6% 10/1/08 (AMBAC Insured)	Aaa	1,500,000	1,702,695
			15,402,591
Georgia - 0.2%
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	Aaa	1,000,000	1,091,630
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2001, 5.5% 7/1/06 (FGIC Insured) (e)	Aaa	1,490,000	1,613,730
Illinois - 9.6%
Chicago Board of Ed. (Chicago School Reform Proj.) 5.75% 12/1/27 (AMBAC Insured)	Aaa	13,755,000	14,593,780
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	Aaa	2,520,000	1,265,065
(Neighborhoods Alive 21 Prog.) Series 2000 A, 6% 1/1/28 (FGIC Insured)	Aaa	1,000,000	1,095,450
Chicago Metro. Wtr. Reclamation District Greater Chicago Series A, 5.5% 12/1/12	Aa1	2,000,000	2,231,400
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	Aaa	1,500,000	1,553,055
Series B, 6% 1/1/09 (MBIA Insured) (e)	Aaa	300,000	324,795
Chicago O'Hare Int'l. Arpt. Rev. (Gen. Arpt. Proj.) Series A:
6.25% 1/1/09 (AMBAC Insured) (e)	Aaa	3,700,000	4,105,002
6.375% 1/1/15 (MBIA Insured)	Aaa	1,400,000	1,527,078
Du Page Wtr. Commission 5% 3/1/05 (b)	Aaa	9,260,000	9,829,027
Illinois Gen. Oblig. First Series 2000, 5.75% 12/1/12 (MBIA Insured)	Aaa	1,000,000	1,121,870
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	A3	$ 3,000,000	$ 3,100,080
(Dectaur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	A2	2,100,000	2,142,357
(Memorial Hosp. Proj.):
7.125% 5/1/10 (Pre-Refunded to 5/1/02 @ 102) (f)	-	1,000,000	1,044,610
7.25% 5/1/22 (Pre-Refunded to 5/1/02 @ 102) (f)	-	1,000,000	1,045,220
(Riverside Health Sys. Proj.) 6.8% 11/15/20	A3	1,500,000	1,600,710
Illinois Sales Tax Rev. First Series 2001, 5.5% 6/15/13	Aa2	3,250,000	3,558,230
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	Aaa	1,000,000	1,081,160
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	Aaa	1,000,000	1,055,070
Metro. Pier & Exposition Auth. Dedicated Tax Rev. Series A:
0% 6/15/09 (FGIC Insured)	Aaa	1,000,000	733,550
0% 6/15/09 (FGIC Insured) (Escrowed to Maturity) (f)	Aaa	65,000	48,012
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series 2001 A, 5.25% 4/1/09 (AMBAC Insured)	Aaa	1,150,000	1,252,178
			54,307,699
Indiana - 0.5%
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22	Baa2	1,000,000	1,033,350
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (e)	A3	2,000,000	2,040,600
			3,073,950
Iowa - 1.7%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	Aaa	1,870,000	2,002,134
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series B, 5.75% 12/1/07 (e)	Aaa	3,500,000	3,628,765
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	A1	4,000,000	3,890,880
			9,521,779
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Kansas - 2.0%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity Proj.) Series J, 6.25% 12/1/28	Aa3	$ 1,500,000	$ 1,622,895
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	Aaa	2,390,000	2,486,245
5% 12/1/14 (MBIA Insured)	Aaa	500,000	517,525
5.25% 12/1/09 (MBIA Insured)	Aaa	1,420,000	1,541,978
5.25% 12/1/11 (MBIA Insured)	Aaa	1,750,000	1,868,773
Saline County Unified School District #305 Salina:
Series 2001, 5.25% 9/1/10 (FSA Insured)	Aaa	2,065,000	2,275,196
5.5% 9/1/13 (FSA Insured)	Aaa	785,000	867,409
			11,180,021
Kentucky - 2.2%
Kentucky Property & Bldgs. Commission Revs.:
(#69 Proj.) Series 2001 B, 5% 8/1/10 (FSA Insured)	Aaa	1,700,000	1,837,751
5.625% 9/1/13	Aa3	2,170,000	2,383,072
5.625% 9/1/14	Aa3	1,500,000	1,647,285
Louisville & Jefferson Swr. Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	Aaa	6,050,000	6,462,852
			12,330,960
Maine - 1.5%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	Aaa	8,000,000	8,596,800
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (f)	Aaa	1,015,000	1,142,454
5.75% 7/1/13 (Escrowed to Maturity) (f)	-	1,665,000	1,874,074
			3,016,528
Massachusetts - 4.6%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	Aa2	2,000,000	1,985,980
Series A:
5.375% 3/1/19	Aa2	1,000,000	1,034,180
5.75% 3/1/26 (FGIC Insured)	Aa2	2,000,000	2,128,900
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/11	Aa3	$ 3,000,000	$ 3,420,750
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	700,000	711,599
(Harvard Univ. Issue Proj.) Series W, 6% 7/1/35 (Pre-Refunded to 7/1/10 @ 101) (f)	Aaa	1,000,000	1,176,250
(Hebrew Rehab. Ctr. for Aged Proj.) Series C, 5.25% 7/1/17	A	2,000,000	2,001,760
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	500,000	506,005
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A, 4.7% 12/1/03	BBB	1,000,000	1,012,770
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	A+	800,000	612,008
0% 8/1/10	A+	4,500,000	3,094,470
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series C, 6.5% 7/1/03	Baa2	1,000,000	1,044,340
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	Aaa	10,000	10,716
Massachusetts Wtr. Resources Auth. Rev. Series A, 5.75% 8/1/39 (FGIC Insured)	Aaa	7,000,000	7,538,230
			26,277,958
Michigan - 2.9%
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A:
5.25% 7/1/33 (FGIC Insured)	Aaa	2,000,000	2,023,060
5.75% 7/1/28 (FGIC Insured)	Aaa	1,000,000	1,080,140
Series A:
5.875% 7/1/22 (FGIC Insured) (Pre-Refunded to 1/1/10 @ 101) (f)	Aaa	1,200,000	1,386,552
5.875% 7/1/29 (FGIC Insured) (Pre-Refunded to 1/1/10 @ 101) (f)	Aaa	1,100,000	1,271,006
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	Aaa	1,000,000	1,035,340
Holt Pub. Schools Series 2000 A, 5.5% 5/1/23 (FGIC Insured)	Aaa	1,000,000	1,042,120
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Howell Pub. Schools 5.875% 5/1/22 (MBIA Insured) (Pre-Refunded to 5/1/09 @ 100) (f)	Aaa	$ 2,225,000	$ 2,546,824
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	A1	2,000,000	1,929,080
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	Aa3	2,310,000	2,617,045
Zeeland Pub. Schools 5.375% 5/1/25 (FGIC Insured)	Aaa	1,500,000	1,528,200
			16,459,367
Minnesota - 1.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	Aaa	1,800,000	1,754,604
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (e)	Aa1	1,720,000	1,811,556
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	AA	1,500,000	1,552,665
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	Aaa	2,000,000	2,153,520
			7,272,345
Nebraska - 0.1%
Douglas County School District #1 Series B, 5% 12/15/24	Aa2	500,000	500,485
Nevada - 0.8%
Las Vegas Downtown Redev. Agcy. Tax Increment Rev. (Fremont Street Proj.) Series A:
6% 6/15/10	BBB+	1,500,000	1,553,850
6.1% 6/15/14	BBB+	1,000,000	1,026,940
Nevada Gen. Oblig. (Colorado River Commission Proj.) 5.375% 10/1/09 (FSA Insured) (b)	Aaa	1,000,000	1,074,410
Washoe County Gen. Oblig. (Reno-Convention Ctr. Proj.) Series A, 6.4% 7/1/29 (FSA Insured) (Pre-Refunded to 1/1/10 @ 100) (f)	Aaa	1,000,000	1,183,120
			4,838,320
New Mexico - 1.7%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (e)	Aaa	3,970,000	4,471,054
6.75% 7/1/09 (AMBAC Insured) (e)	Aaa	450,000	528,053
6.75% 7/1/11 (AMBAC Insured) (e)	Aaa	1,805,000	2,155,369
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Mexico - continued
New Mexico Edl. Assistance Foundation Student Ln. Rev.:
Series B, 5.25% 4/1/05 (AMBAC Insured) (e)	Aaa	$ 775,000	$ 787,439
Series IV A2, 6.65% 3/1/07	Aaa	1,500,000	1,605,465
			9,547,380
New York - 13.1%
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B, 5% 7/1/20 (AMBAC Insured)	Aaa	500,000	503,140
Series A:
5.625% 7/1/27 (MBIA Insured)	Aaa	2,000,000	2,081,220
6.125% 7/1/29	Baa1	6,750,000	7,290,473
Series B:
4.75% 7/1/26 (FGIC Insured)	Aaa	2,000,000	1,918,760
4.875% 7/1/18 (FGIC Insured)	Aaa	500,000	504,090
Series D, 5.125% 7/1/22 (MBIA Insured)	Aaa	500,000	505,815
Metro. Trans. Auth. Dedicated Tax Fund Series A:
5% 4/1/23 (FGIC Insured)	Aaa	2,565,000	2,575,670
5% 4/1/29 (FSA Insured)	Aaa	2,200,000	2,200,418
5.25% 4/1/26 (MBIA Insured)	Aaa	1,000,000	1,018,350
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O, 5.75% 7/1/13	A3	700,000	799,666
(Trans. Facilities Proj.):
Series 7, 5.625% 7/1/16	A3	1,000,000	1,038,060
Series P, 5.75% 7/1/15	A3	1,010,000	1,065,530
Metro. Trans. Auth. Trans. Facilities Rev.:
(Svc. Contract Proj.) Series 8:
5.25% 7/1/17	A3	1,000,000	1,031,110
5.375% 7/1/21 (FSA Insured)	Aaa	700,000	719,642
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	1,000,000	959,380
Series B2, 5% 7/1/17 (MBIA Insured)	Aaa	500,000	509,540
Series C, 4.75% 7/1/16 (FSA Insured)	Aaa	500,000	504,060
New York City Gen. Oblig. Series H:
6.875% 2/1/02	A3	160,000	161,794
6.875% 2/1/02 (Escrowed to Maturity) (f)	Aaa	80,000	80,940
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	Aaa	925,000	1,003,172
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (e)	A3	8,680,000	9,124,503
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series B:
5.75% 6/15/26	Aa2	$ 5,000,000	$ 5,295,900
5.75% 6/15/29	Aa2	5,000,000	5,268,500
5.75% 6/15/29 (MBIA Insured)	Aaa	1,500,000	1,588,770
New York City Transitional Fin. Auth. Rev.:
Series A, 5.75% 8/15/24	Aa2	6,200,000	6,604,860
Series B, 6% 11/15/29	Aa2	1,000,000	1,085,650
New York Counties Tobacco Trust II 5.625% 6/1/35	A1	500,000	514,910
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Proj.) Series C, 7.5% 7/1/10	A3	500,000	600,230
(State Univ. Edl. Facilities Proj.) 5.95% 5/15/29 (FGIC Insured)	Aaa	5,000,000	5,454,900
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	Aaa	6,150,000	6,449,690
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (State Wtr. Revolving Funds Prog.) Series F:
4.875% 6/15/18	Aaa	1,500,000	1,509,060
4.875% 6/15/20	Aaa	1,300,000	1,292,798
5% 6/15/15	Aaa	700,000	725,760
New York State Envir. Facilities Corp. Poll. Cont. Rev. (State Wtr. Revolving Fund Prog.) Series D, 5.125% 6/15/19	Aaa	1,000,000	1,016,360
Triborough Bridge & Tunnel Auth. Revs. Series A, 5.25% 1/1/17	Aa3	1,000,000	1,037,650
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured)	Aaa	500,000	537,355
			74,577,726
North Carolina - 5.2%
Charlotte Wtr. & Swr. Sys. Rev. 5.5% 6/1/12	Aa1	1,000,000	1,112,900
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/05 (MBIA Insured)	Aaa	4,000,000	4,300,040
Series B:
5.875% 1/1/21 (MBIA Insured)	Aaa	3,050,000	3,265,086
6% 1/1/06	Baa3	5,820,000	6,263,193
6% 1/1/14	Baa3	900,000	934,668
7.25% 1/1/07	Baa3	1,000,000	1,137,750
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series C:
5.125% 1/1/03	Baa3	$ 2,700,000	$ 2,768,931
5.25% 1/1/04	Baa3	1,365,000	1,413,539
5.5% 1/1/07	Baa3	700,000	740,208
5.5% 1/1/07 (MBIA Insured)	Aaa	2,000,000	2,178,680
Series D, 6.7% 1/1/19	Baa3	1,115,000	1,216,866
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
5.75% 1/1/02	Baa1	2,500,000	2,511,050
5.9% 1/1/03	Baa1	250,000	258,075
6.25% 1/1/17 (AMBAC Insured)	Aaa	1,150,000	1,217,160
			29,318,146
Ohio - 2.2%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (e)	-	1,005,000	1,011,131
Delaware County Gen. Oblig. 6% 12/1/25	Aa2	1,000,000	1,104,300
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	Aaa	1,000,000	1,082,870
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	Aaa	1,455,000	1,516,823
Gateway Economic Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (e)	-	3,000,000	3,124,260
Plain Local School District 6% 12/1/25 (FGIC Insured)	Aaa	2,000,000	2,211,020
Summit County Gen. Oblig. 6% 12/1/21 (FGIC Insured)	Aaa	2,000,000	2,236,980
			12,287,384
Oklahoma - 1.8%
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/13 (FSA Insured)	Aaa	1,000,000	1,084,940
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	Aaa	1,500,000	1,585,935
6% 8/15/19 (MBIA Insured)	Aaa	3,000,000	3,262,380
Sapulpa Muni. Auth. Util. Rev. 5.75% 4/1/23 (FGIC Insured)	Aaa	1,000,000	1,056,760
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	Aaa	3,000,000	3,196,200
			10,186,215
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Oregon - 0.6%
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/18	Aa3	$ 1,000,000	$ 1,079,910
5.75% 8/1/19	Aa3	2,080,000	2,240,014
			3,319,924
Pennsylvania - 4.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (e)	Aaa	1,000,000	1,091,170
Allegheny County Indl. Dev. Auth. Rev. (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10 (g)	-	290,000	295,356
Butler County Indl. Dev. Auth. Health Ctr. Rev. (Sherwood Oaks Proj.) 5.75% 6/1/11	A	3,000,000	3,096,390
Canon-McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	Aaa	1,000,000	1,074,780
Cumberland County Muni. Auth. Rev. (Carlisle Hosp. & Health Proj.):
6.8% 11/15/14 (Pre-Refunded to 11/15/04 @ 102) (f)	Baa3	3,000,000	3,321,810
6.8% 11/15/23 (Pre-Refunded to 11/15/04 @ 102) (f)	Baa3	1,000,000	1,138,750
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	Aa3	3,500,000	3,764,985
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.):
Series 1992 8.75% 6/1/10 (Pre-Refunded to 6/1/02 @ 102) (f)	Aaa	2,525,000	2,671,652
8.25% 6/1/22 (Escrowed to Maturity) (f)	Aaa	2,210,000	2,544,484
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	A3	2,000,000	2,064,080
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	Aa3	3,065,000	3,378,028
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/31	A+	800,000	835,816
			25,277,301
Rhode Island - 0.8%
Rhode Island Port Auth. & Economic Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	Aaa	4,000,000	4,833,520
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
South Carolina - 1.7%
Greenwood County Hosp. Rev. (Self Memorial Hosp. Proj.):
5.5% 10/1/26	A2	$ 1,750,000	$ 1,715,035
5.5% 10/1/31	A2	2,000,000	1,996,400
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A, 6.25% 1/1/05 (FGIC Insured)	Aaa	1,715,000	1,883,705
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.):
Series A2, 5.4% 9/1/02	AAA	1,250,000	1,277,625
Series B, 5.7% 9/1/05 (e)	A	1,000,000	1,064,750
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21	Baa2	1,000,000	1,102,280
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	A1	545,000	582,937
			9,622,732
Tennessee - 0.1%
Metro. Govt. Nashville & Davidson County Elec. Rev. Series A, 0% 5/15/06 (MBIA Insured)	Aaa	1,000,000	854,510
Texas - 7.7%
Alvin Independent School District 5.75% 8/15/21	Aaa	1,000,000	1,060,180
Brazos Higher Ed. Auth., Inc. Student Ln. Rev. Series A1, 6.05% 12/1/01 (e)	Aaa	435,000	436,166
Comal Independent School District 5.75% 8/1/28	Aaa	2,000,000	2,103,240
Conroe Independent School District Series B, 0% 2/15/09	Aaa	750,000	557,250
Dallas Area Rapid Transit Sales Tax Rev. 5.5% 12/1/09 (AMBAC Insured)	Aaa	1,430,000	1,589,502
Del Valle Independent School District 5.5% 2/1/09	Aaa	1,205,000	1,332,802
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	Aaa	4,500,000	4,689,045
Garland Independent School District 5.5% 2/15/19	Aaa	2,500,000	2,613,325
Harris County Health Facilities Dev. Corp. Rev. (Saint Lukes Hosp. Proj.) Series 2001 A, 5.5% 2/15/12	AA	1,000,000	1,071,730
Hurst Euless Bedford Independent School District 0% 8/15/11	Aaa	1,000,000	657,810
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas - continued
Los Fresnos Independent School District:
5.75% 8/15/13	Aaa	$ 1,040,000	$ 1,154,338
5.75% 8/15/14	Aaa	1,100,000	1,216,688
Mount Pleasant Independent School District 5.5% 2/15/22	Aaa	2,590,000	2,683,706
Northside Independent School District 5.5% 2/15/15	Aaa	2,000,000	2,144,540
Pearland Independent School District 5.875% 2/15/17	Aaa	1,205,000	1,319,318
Richardson Independent School District 5% 2/15/05	Aaa	1,000,000	1,061,950
San Antonio Elec. & Gas Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (f)	Aa1	75,000	83,392
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	Baa1	1,000,000	982,850
Texas Gen. Oblig. (Texas Pub. Fin. Auth. Proj.) Series A, 5% 10/1/14	Aa1	5,000,000	5,083,500
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/11 (AMBAC Insured)	Aaa	3,930,000	2,580,281
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	Aaa	1,000,000	1,146,070
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (MBIA Insured)	Aaa	4,000,000	4,371,320
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Francis Hosp. Reg'l Health Care Proj.) 6% 7/1/27	Baa1	1,000,000	996,100
Yselta Independent School District 0% 8/15/09	Aaa	4,065,000	2,959,523
			43,894,626
Utah - 3.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
0% 7/1/06 (MBIA Insured)	Aaa	2,860,000	2,419,230
6.5% 7/1/09 (AMBAC Insured)	Aaa	365,000	426,021
6.5% 7/1/09 (AMBAC Insured) (Escrowed to Maturity) (f)	Aaa	635,000	753,955
Series B:
5.75% 7/1/16 (MBIA Insured)	Aaa	2,500,000	2,707,100
6% 7/1/16 (MBIA Insured)	Aaa	7,000,000	7,671,440
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Utah - continued
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
5.125% 2/15/33 (AMBAC Insured)	Aaa	$ 1,500,000	$ 1,487,595
5.5% 5/15/10 (AMBAC Insured)	Aaa	2,000,000	2,195,760
South Salt Lake City Indl. Rev. (Price Savers Wholesale Club Proj.) 9% 11/15/13	-	250,000	256,913
			17,918,014
Virginia - 1.1%
Loudoun County Indl. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (f)	Aaa	675,000	758,808
Virginia Commonwealth Trans. Board Trust Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	Aa1	1,965,000	2,109,781
Virginia State Resources Auth. Clean Wtr. Rev.:
5.625% 10/1/22	Aaa	1,250,000	1,318,688
5.75% 10/1/19	Aaa	1,750,000	1,900,098
			6,087,375
Washington - 7.2%
Cowlitz County Pub. Util. District #1 5.25% 9/1/09 (AMBAC Insured)	Aaa	1,000,000	1,086,850
Energy Northwest Elec. Rev. (#1 Proj.) Series 2001 A, 5.5% 7/1/12 (FSA Insured)	Aaa	2,000,000	2,207,020
Grant County Pub. Util. District No. 2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (e)	Aaa	1,715,000	1,790,289
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	Aaa	3,000,000	3,121,560
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	Aaa	1,000,000	1,063,860
Thurston County School District #333 Series B, 0% 12/1/10 (FGIC Insured)	Aaa	4,000,000	2,738,440
Univ. Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	Aaa	3,000,000	3,207,570
Washington Gen. Oblig. Series 2000 A, 5.625% 7/1/24	Aa1	2,000,000	2,089,000
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	Aaa	3,000,000	3,226,320
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/06 (MBIA Insured)	Aaa	$ 2,700,000	$ 2,285,496
5.4% 7/1/12	Aa1	16,000,000	17,382,234
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	Aa1	500,000	534,775
			40,733,414
Wisconsin - 0.9%
Fond Du Lac School District 5.75% 4/1/13 (FGIC Insured)	-	1,300,000	1,428,193
Milwaukee County Gen. Oblig. Series A:
0% 12/1/10 (FGIC Insured)	Aaa	3,370,000	2,307,136
0% 12/1/10 (FGIC Insured) (Escrowed to Maturity) (f)	Aaa	130,000	89,957
Wisconsin Health & Edl. Facilities Auth. Rev. (Marshfield Clinic Proj.) Series B, 6% 2/15/25	BBB+	1,500,000	1,468,425
			5,293,711
TOTAL MUNICIPAL BONDS (Cost $535,960,868)			569,688,683
Money Market Funds - 1.0%
	Shares
Fidelity Municipal Cash Central Fund, 2.22% (c)(d) (Cost $5,900,000)	5,900,000	5,900,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $541,860,868)		575,588,683
NET OTHER ASSETS - (1.5)%		(8,644,929)
NET ASSETS - 100%		$ 566,943,754
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Allegheny County Indl. Dev. Auth. Rev. (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10	3/13/90	$ 290,000
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	81.8%	AAA, AA, A	78.0%
Baa	9.2%	BBB	10.7%
Ba	0.1%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 2.5%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	21.4%
Health Care	16.3
Electric Utilities	14.6
Transportation	12.0
Water & Sewer	11.2
Special Tax	6.6
Education	6.2
Escrowed/Pre-Refunded	5.3
Others* (individually less than 5%)	6.4
100.0%
*Includes money market funds and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $172,193,487 and $82,074,174, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $295,356 or 0.1% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $2,099,000. The weighted average interest rate was 4.47%. At period end there were no bank borrowings outstanding.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $541,860,868. Net unrealized appreciation aggregated $33,727,815, of which $33,741,206 related to appreciated investment securities and $13,391 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $13,179,000 of which $4,384,000, $6,268,000 and $2,527,000 will expire on October 31, 2003, 2004 and 2008, respectively. Of the loss carryforwards expiring on October 31, 2008, $432,000, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

During the fiscal year ended October 31, 2001, 100.00% of the fund's income dividends was free from federal income tax, and 14.47% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (cost $541,860,868) - See accompanying schedule		$ 575,588,683
Cash		5,073,863
Receivable for fund shares sold		4,072,775
Interest receivable		9,079,768
Other receivables		12,859
Total assets		593,827,948
Liabilities
Payable for investments purchased Regular delivery	$ 1,723,056
Delayed delivery	23,553,941
Payable for fund shares redeemed	400,465
Distributions payable	752,134
Accrued management fee	176,486
Distribution fees payable	182,104
Other payables and accrued expenses	96,008
Total liabilities		26,884,194
Net Assets		$ 566,943,754
Net Assets consist of:
Paid in capital		$ 546,880,909
Undistributed net investment income		35,394
Accumulated undistributed net realized gain (loss) on investments		(13,700,364)
Net unrealized appreciation (depreciation) on investments		33,727,815
Net Assets		$ 566,943,754

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,796,432 ÷ 3,685,486 shares)	$12.70
Maximum offering price per share (100/95.25 of $12.70)	$13.33
Class T: Net Asset Value and redemption price per share ($369,294,863 ÷ 29,036,588 shares)	$12.72
Maximum offering price per share (100/96.50 of $12.72)	$13.18
Class B: Net Asset Value and offering price per share ($91,686,564 ÷ 7,234,257 shares) A	$12.67
Class C: Net Asset Value and offering price per share ($37,323,796 ÷ 2,935,660 shares) A	$12.71
Institutional Class: Net Asset Value, offering price and redemption price per share ($21,842,099 ÷ 1,725,324 shares)	$12.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 27,003,913
Expenses
Management fee	$ 1,916,583
Transfer agent fees	481,212
Distribution fees	1,914,210
Accounting fees and expenses	159,572
Non-interested trustees' compensation	2,014
Custodian fees and expenses	8,924
Registration fees	89,348
Audit	36,949
Legal	4,806
Interest	782
Miscellaneous	15,771
Total expenses before reductions	4,630,171
Expense reductions	(337,636)	4,292,535
Net investment income		22,711,378
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,114,371
Change in net unrealized appreciation (depreciation) on investment securities		24,173,285
Net gain (loss)		27,287,656
Net increase (decrease) in net assets resulting from operations		$ 49,999,034

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 22,711,378	$ 20,426,775
Net realized gain (loss)	3,114,371	(2,014,047)
Change in net unrealized appreciation (depreciation)	24,173,285	15,974,733
Net increase (decrease) in net assets resulting from operations	49,999,034	34,387,461
Distributions to shareholders from net investment income	(22,629,135)	(20,623,031)
Share transactions - net increase (decrease)	81,821,074	23,373,862
Total increase (decrease) in net assets	109,190,973	37,138,292
Net Assets
Beginning of period	457,752,781	420,614,489
End of period (including under (over) distribution of net investment income of $35,394 and $(76,089), respectively)	$ 566,943,754	$ 457,752,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.020	$ 11.690	$ 12.540	$ 12.150	$ 11.740
Income from Investment Operations
Net investment income	.584 C	.591 C	.567	.571	.583C
Net realized and unrealized gain (loss)	.679	.337	(.850)	.390	.445
Total from investment operations	1.263	.928	(.283)	.961	1.028
Less Distributions
From net investment income	(.583)	(.598)	(.567)	(.571)	(.616)
In excess of net investment income	-	-	-	-	(.002)
Total distributions	(.583)	(.598)	(.567)	(.571)	(.618)
Net asset value, end of period	$ 12.700	$ 12.020	$ 11.690	$ 12.540	$ 12.150
Total Return A, B	10.72%	8.17%	(2.36)%	8.07%	9.02%
Ratios to Average Net Assets D
Expenses before expense reductions	.69%	.72%	.72%	.90%	2.15%
Expenses net of voluntary waivers, if any	.69%	.72%	.72%	.90%	.90%
Expenses net of all reductions	.62%	.72%	.72%	.90%	.90%
Net investment income	4.70%	5.02%	4.62%	4.57%	4.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,796	$ 22,780	$ 10,722	$ 6,721	$ 3,755
Portfolio turnover rate	16%	39% E	23%	36%	36%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.040	$ 11.700	$ 12.560	$ 12.150	$ 11.760
Income from Investment Operations
Net investment income	.572 C	.583 C	.555	.571	.597 C
Net realized and unrealized gain (loss)	.679	.343	(.860)	.410	.407
Total from investment operations	1.251	.926	(.305)	.981	1.004
Less Distributions
From net investment income	(.571)	(.586)	(.555)	(.571)	(.612)
In excess of net investment income	-	-	-	-	(.002)
Total distributions	(.571)	(.586)	(.555)	(.571)	(.614)
Net asset value, end of period	$ 12.720	$ 12.040	$ 11.700	$ 12.560	$ 12.150
Total Return A, B	10.59%	8.14%	(2.53)%	8.15%	8.89%
Ratios to Average Net AssetsD
Expenses before expense reductions	.79%	.81%	.81%	.87%	.89%
Expenses net of voluntary waivers, if any	.79%	.81%	.81%	.87%	.89%
Expenses net of all reductions	.72%	.81%	.81%	.87%	.89%
Net investment income	4.60%	4.93%	4.51%	4.62%	5.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 369,295	$ 340,959	$ 329,926	$ 380,325	$ 392,075
Portfolio turnover rate	16%	39% E	23%	36%	36%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.000	$ 11.670	$ 12.530	$ 12.130	$ 11.740
Income from Investment Operations
Net investment income	.489 C	.504 C	.476	.491	.515 C
Net realized and unrealized gain (loss)	.671	.336	(.860)	.400	.416
Total from investment operations	1.160	.840	(.384)	.891	.931
Less Distributions
From net investment income	(.490)	(.510)	(.476)	(.491)	(.539)
In excess of net investment income	-	-	-	-	(.002)
Total distributions	(.490)	(.510)	(.476)	(.491)	(.541)
Net asset value, end of period	$ 12.670	$ 12.000	$ 11.670	$ 12.530	$ 12.130
Total Return A, B	9.83%	7.38%	(3.16)%	7.47%	8.15%
Ratios to Average Net Assets D
Expenses before expense reductions	1.43%	1.46%	1.46%	1.53%	1.56%
Expenses net of voluntary waivers, if any	1.43%	1.46%	1.46%	1.53%	1.56%
Expenses net of all reductions	1.37%	1.46%	1.46%	1.53%	1.56%
Net investment income	3.95%	4.28%	3.88%	3.96%	4.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,687	$ 68,571	$ 63,464	$ 55,032	$ 41,024
Portfolio turnover rate	16%	39% E	23%	36%	36%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.040	$ 11.700	$ 12.560	$ 12.130
Income from Investment Operations
Net investment income	.478 D	.493 D	.465	.455
Net realized and unrealized gain (loss)	.669	.345	(.860)	.430
Total from investment operations	1.147	.838	(.395)	.885
Less Distributions
From net investment income	(.477)	(.498)	(.465)	(.455)
Net asset value, end of period	$ 12.710	$ 12.040	$ 11.700	$ 12.560
Total Return B,C	9.69%	7.34%	(3.24)%	7.41%
Ratios to Average Net Assets F
Expenses before expense reductions	1.53%	1.56%	1.56%	2.06% A
Expenses net of voluntary waivers, if any	1.53%	1.56%	1.56%	1.75% A
Expenses net of all reductions	1.47%	1.56%	1.56%	1.75% A
Net investment income	3.85%	4.18%	3.79%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,324	$ 17,120	$ 13,071	$ 7,031
Portfolio turnover rate	16%	39% G	23%	36%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.980	$ 11.650	$ 12.510	$ 12.120	$ 11.720
Income from Investment Operations
Net investment income	.598 B	.604 B	.584	.592	.609 B
Net realized and unrealized gain (loss)	.682	.339	(.860)	.390	.464
Total from investment operations	1.280	.943	(.276)	.982	1.073
Less Distributions
From net investment income	(.600)	(.613)	(.584)	(.592)	(.671)
In excess of net investment income	-	-	-	-	(.002)
Total distributions	(.600)	(.613)	(.584)	(.592)	(.673)
Net asset value, end of period	$ 12.660	$ 11.980	$ 11.650	$ 12.510	$ 12.120
Total Return A	10.91%	8.34%	(2.31)%	8.28%	9.44%
Ratios to Average Net Assets C
Expenses before expense reductions	.54%	.61%	.60%	.98%	1.95%
Expenses net of voluntary waivers, if any	.54%	.61%	.60%	.75%	.75%
Expenses net of all reductions	.48%	.61%	.60%	.75%	.75%
Net investment income	4.84%	5.13%	4.75%	4.75%	5.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,842	$ 8,324	$ 3,431	$ 3,741	$ 1,511
Portfolio turnover rate	16%	39% D	23%	36%	36%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions.

In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 53,353	$ 254
Class T	0%	.25%	877,983	16,127
Class B	.65%	.25%	722,599	522,139
Class C	.75%	.25%	260,275	104,433
			$ 1,914,210	$ 642,953

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 114,486	$ 45,309
Class T	117,578	33,166
Class B	207,313	207,313*
Class C	6,913	6,913*
	$ 446,290	$ 292,701

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC an affiliate of FMR, receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 34,525.10
Class T	330,989.09
Class B	76,195.09
Class C	23,852.09
Institutional Class	15,651.10
	$ 481,212

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC) an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $18,669 for the period.

5. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $8,924 and $155,358, respectively. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 11,637
Class T	123,152
Class B	26,303
Class C	8,116
Institutional Class	4,146
$ 173,354

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 1,659,582	$ 712,048
Class T	16,091,362	16,217,959
Class B	3,157,699	2,815,400
Class C	990,993	614,742
Institutional Class	729,499	262,882
Total	$ 22,629,135	$ 20,623,031

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000
Class A Shares sold	5,496,559	1,280,562	$ 67,885,667	$ 15,201,152
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class A	-	314,140	-	3,612,609
Reinvestment of distributions	85,512	40,864	1,065,263	482,684
Shares redeemed	(3,791,075)	(658,536)	(46,845,388)	(7,799,948)
Net increase (decrease)	1,790,996	977,030	$ 22,105,542	$ 11,496,497
Class T Shares sold	7,894,371	5,871,344	$ 98,451,871	$ 69,198,493
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class T	-	3,316,008	-	38,167,257
Reinvestment of distributions	812,517	861,078	10,115,157	10,155,440
Shares redeemed	(7,992,038)	(9,924,270)	(99,491,394)	(116,868,899)
Net increase (decrease)	714,850	124,160	$ 9,075,634	$ 652,291
Class B Shares sold	3,413,116	1,533,458	$ 42,441,927	$ 18,027,417
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class B	-	776,254	-	8,911,393
Reinvestment of distributions	142,698	138,033	1,772,228	1,623,281
Shares redeemed	(2,033,846)	(2,173,697)	(25,210,901)	(25,534,174)
Net increase (decrease)	1,521,968	274,048	$ 19,003,254	$ 3,027,917
Class C Shares sold	1,882,683	761,618	$ 23,461,023	$ 8,992,554
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Class C	-	114,599	-	1,319,029
Reinvestment of distributions	54,752	33,650	683,330	397,120
Shares redeemed	(423,934)	(604,764)	(5,282,147)	(7,119,022)
Net increase (decrease)	1,513,501	305,103	$ 18,862,206	$ 3,589,681

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000
Institutional Class Shares sold	1,515,004	247,204	$ 18,775,525	$ 2,915,763
Issued in exchange for shares of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class	-	420,609	-	4,820,174
Reinvestment of distributions	13,249	8,738	164,443	103,106
Shares redeemed	(497,630)	(276,387)	(6,165,530)	(3,231,567)
Net increase (decrease)	1,030,623	400,164	$ 12,774,438	$ 4,607,476

9. Merger Information.

On May 25, 2000, Class A, Class T, Class B, Class C and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Intermediate Municipal Income Fund Class A, Class T, Class B, Class C and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Intermediate Municipal Income Fund on April 19, 2000. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Class A's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class A was accomplished by an exchange of 314,140 shares of Class A for the 360,900 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class A (each valued at $10.01). Class T's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class T was accomplished by an exchange of 3,316,008 shares of Class T for the 3,816,726 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class T (each valued at $10.00). Class B's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class B was accomplished by an exchange of 776,254 shares of Class B for the 892,031 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class B (each valued at $9.99). Class C's acquisition of Fidelity Advisor Intermediate Municipal Income Fund Class C was accomplished by an exchange of 114,599 shares of Class C for the 131,903 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Class C (each valued at $10.00). Institutional Class' acquisition of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class was accomplished by an exchange of 420,609 shares of Institutional Class for the 482,017 shares then outstanding of Fidelity Advisor Intermediate Municipal Income Fund Institutional Class (each valued at $10.00).

Fidelity Advisor Intermediate Municipal Income Fund's net assets, including $1,412,949 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $438,952,773.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II) at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 12, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 14
To modify the fundamental investment objective and eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	285,871,187.11	90.891
Against	10,489,350.13	3.335
Abstain	18,160,969.66	5.774
TOTAL	314,521,506.90	100.00
Broker Non-Votes	140,420,410.44
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	285,893,509.93	90.898
Against	10,164,003.27	3.231
Abstain	18,463,993.70	5.871
TOTAL	314,521,506.90	100.000
Broker Non-Votes	140,420,410.44
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	283,517,366.38	90.142
Against	11,416,976.78	3.630
Abstain	19,587,163.74	6.228
TOTAL	314,521,506.90	100.000
Broker Non-Votes	140,420,410.44

*Denotes trust-wide proposals and voting results.

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Christine J. Thompson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

* Independent trustees

Advisory Board

Robert C. Pozen

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HIMI-ANN-1201 xxxxxx
x.xxxxxx.xxx

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor High Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity® Adv High Income - CL A	1.83%	4.54%
Fidelity Adv High Income - CL A (incl. 4.75% sales charge)	-3.00%	-0.43%
ML High Yield Master II	0.05%	-2.59%
High Current Yield Funds Average	-3.98%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 388 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - CL A	1.83%	2.09%
Fidelity Adv High Income - CL A (incl. 4.75% sales charge)	-3.00%	-0.20%
ML High Yield Master II	0.05%	-1.21%
High Current Yield Funds Average	-3.98%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor High Income Fund - Class A on September 7, 1999, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have been $9,957 - a 0.43% decrease on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,741 - a 2.59% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Income Fund - Class A
Performance - continued

Total Return Components

Years ended October 31,		September 7, 1999 (commencement of operations) to October 31,
2001	2000	1999
Dividend returns	8.25%	8.15%	1.05%
Capital returns	-6.42%	-5.75%	-0.80%
Total returns	1.83%	2.40%	0.25%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.92¢	36.16¢	75.84¢
Annualized dividend rate	8.02%	8.02%	8.43%
30-day annualized yield	8.57%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $8.69 over the past one month, $8.94 over the past six months and $9.00 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Annual Report

Fidelity Advisor High Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - CL T	1.63%	4.18%
Fidelity Adv High Income - CL T (incl. 3.50% sales charge)	-1.93%	0.53%
ML High Yield Master II	0.05%	-2.59%
High Current Yield Funds Average	-3.98%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 388 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - CL T	1.63%	1.92%
Fidelity Adv High Income - CL T (incl. 3.50% sales charge)	-1.93%	0.25%
ML High Yield Master II	0.05%	-1.21%
High Current Yield Funds Average	-3.98%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class T on September 7, 1999, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $10,053 - a 0.53% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,741 - a 2.59% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Income Fund - Class T
Performance - continued

Total Return Components

Years ended October 31,		September 7, 1999 (commencement of operations) to October 31,
2001	2000	1999
Dividend returns	8.15%	8.00%	1.03%
Capital returns	-6.52%	-5.73%	-0.80%
Total returns	1.63%	2.27%	0.23%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.86¢	35.72¢	74.97¢
Annualized dividend rate	7.94%	7.94%	8.34%
30-day annualized yield	8.60%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $8.69 over the past one month, $8.93 over the past six months and $8.99 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 8.48%.

Annual Report

Fidelity Advisor High Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - CL B	1.08%	2.79%
Fidelity Adv High Income - CL B (incl. contingent deferred sales charge)	-3.60%	0.17%
ML High Yield Master II	0.05%	-2.59%
High Current Yield Funds Average	-3.98%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 388 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - CL B	1.08%	1.29%
Fidelity Adv High Income - CL B (incl. contingent deferred sales charge)	-3.60%	0.08%
ML High Yield Master II	0.05%	-1.21%
High Current Yield Funds Average	-3.98%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class B on September 7, 1999, when the fund started. As the chart shows, by October 31, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,017 - a 0.17% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,741 - a 2.59% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Income Fund - Class B
Performance - continued

Total Return Components

Years ended October 31,		September 7, 1999 (commencement of operations) to October 31,
2001	2000	1999
Dividend returns	7.50%	7.35%	0.99%
Capital returns	-6.42%	-5.85%	-0.80%
Total returns	1.08%	1.50%	0.19%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.36¢	32.79¢	69.12¢
Annualized dividend rate	7.27%	7.29%	7.69%
30-day annualized yield	8.23%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $8.68 over the past one month, $8.92 over the past six months and $8.99 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor High Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. Class C's contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - CL C	0.86%	2.55%
Fidelity Adv High Income - CL C (incl. contingent deferred sales charge)	-0.07%	2.55%
ML High Yield Master II	0.05%	-2.59%
High Current Yield Funds Average	-3.98%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 388 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - CL C	0.86%	1.18%
Fidelity Adv High Income - CL C (incl. contingent deferred sales charge)	-0.07%	1.18%
ML High Yield Master II	0.05%	-1.21%
High Current Yield Funds Average	-3.98%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class C on September 7, 1999, when the fund started. As the chart shows, by October 31, 2001, the value of the investment would have grown to $10,255 - a 2.55% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,741 - a 2.59% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Income Fund - Class C
Performance - continued

Total Return Components

Years ended October 31,		September 7, 1999 (commencement of operations) to October 31,
2001	2000	1999
Dividend returns	7.38%	7.25%	0.98%
Capital returns	-6.52%	-5.65%	-0.90%
Total returns	0.86%	1.60%	0.08%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.30¢	32.32¢	68.16¢
Annualized dividend rate	7.19%	7.18%	7.58%
30-day annualized yield	8.14%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $8.68 over the past one month, $8.93 over the past six months and $8.99 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

High-yield bonds ended a turbulent 12 months with a marginally positive return, as measured by the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance. The benchmark closed up slightly at 0.05% for the one-year period ending October 31, 2001. While that performance won't quite be remembered as stellar, the return looks almost gaudy compared to the U.S. stock market during the same time frame, as most equity indexes suffered double-digit losses during the past year. Overall, the returns from the high-yield market were held back by a default rate of approximately 9%. Telecommunications companies, the largest component of the Merrill Lynch benchmark, continued to be plagued by a lack of capital flowing into the sector and near industry-wide profit warnings. The cable-TV industry - the second-largest component of the Merrill Lynch index - also declined throughout the period, while the air transportation segment fell 24% during the third quarter of 2001, due almost entirely to the devastating events of September 11. On the positive side of the ledger, the overall high-yield market offered investors a yield of approximately 13% at the end of the period, nearly eight percentage points higher than the yield of 10-year Treasury notes.

(Portfolio Manager photograph)
An interview with Matthew Conti, Portfolio Manager of Fidelity Advisor High Income Fund

Q. Matt, how did the fund perform?

A. For the 12 months that ended October 31, 2001, the fund's Class A, Class T, Class B and Class C shares had total returns of 1.83%, 1.63%, 1.08% and 0.86%, respectively. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 0.05%, while the high current yield funds average tracked by Lipper Inc. fell 3.98%.

Q. What helped the fund perform better than its index and peers?

A. The fund outperformed its benchmark and peer group due to my reorientation of the portfolio after I took it over in February 2001. Specifically, I gave the fund a more diversified, higher-quality, income-focused structure. I increased investments in the health care, energy, financial, electric utility and retailing industries. I moved the fund away from its previously overweighted position in telecommunications investments which proved to be a timely strategy, as that sector markedly underperformed the rest of the high-yield market. Changing the fund's focus to bonds with higher credit ratings, cutting back the fund's stock investments and reducing its exposure to bonds of lower credit quality also proved fruitful, as did my divestiture of the fund's holdings in deferred payment securities. These are riskier bonds that do not pay any current income, issued by companies with limited or no cash flow. I preferred to invest in cash-pay securities, which do offer regular income payments and are more conservative in nature. This approach proved advantageous, as high-yield investors avoided risk and gravitated toward the more conservative side of the spectrum.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did you approach managing the fund after the terrorist attacks of September 11?

A. I maintained my overall strategy, and remained focused on securing high income and avoiding defaults. That said, I did take a look at some of the new opportunities that arose in the high-yield area. For instance, many airline bonds fell from investment-grade to junk-bond status in the wake of September's events. I looked for those airline companies I felt would survive in a difficult travel environment. As a result, I invested in Delta and AMR, the holding company for American Airlines, because I felt those companies had the best balance-sheet structures in the industry. I particularly focused on bonds secured by some of the companies' newer airplanes. I also reduced investments in hotels that were dependent upon air travel for their customers. Instead, I looked to invest in hotel and gaming stocks that drew customers who drove from more local areas, including Connecticut casino Mohegan Sun.

Q. What were some of the investments that performed well during the period? Which disappointed?

A. Among the positive performers were some of the fund's investments in the cable television and video industries. This is one sector I chose to overweight because the companies' cash flows tend to remain consistent within even the most difficult economic environments. Although this sector of the index lost ground during the period, the fund benefited from its focus on the stability of U.S. cable companies, rather than their speculative European counterparts that suffered losses during the period. Among the investments that performed well in this area were Century Communications (now owned by another top performer, Adelphia Communications) and EchoStar Communications. The events of September 11 created an even better scenario for these firms due to the "nesting effect," the tendency of more people to stay at home after such a tragedy. These cable companies enjoy a near monopoly and thus have been able to increase their rates. I'd also mention Rite Aid. This pharmacy retailer's new management team significantly reduced the company's debt, cleaned up its balance sheet and improved its cash flow. Nearly all of the fund's disappointments were very small positions in the fund, including two companies in the telecom sector. The first was Nextel, which suffered from taking on increasing debt amid doubts about the firm's ability to meet its future financing needs. The fund still owns the company's bonds, but at a reduced weighting. Microcell, a Canadian wireless company, struggled against the same factors, and was eliminated from the fund. Finally, Finova, a financial services company, was hit hard due to its exposure to the aircraft and resort industries.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. While defaults could continue to increase in the short term, most of the damage is likely behind us, in my view, allowing for better prospects eventually. Specifically, the market continues to weed out companies that will not survive: the firms that need money but cannot make or raise it. As these weaker companies fall by the wayside, the overall credit quality of the market should improve. Defaults look as if they may peak at some point in the middle of 2002, which should be a positive development, as would signs of an economic improvement. High-yield bonds currently offer extremely attractive yields within an environment of very low short-term interest rates relative to long-term yields. Typically, this is a positive backdrop for high-yield bonds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; the fund may also seek capital appreciation

Start date: September 7, 1999

Size: as of October 31, 2001, more than $90 million

Manager: Matthew Conti, since February 2001; joined Fidelity in 1995

3

Matt Conti on his research process:

"High-yield is a bond-picker's market. I spend most of my time trying to protect the fund from downside risk, looking to allow a bond's income to provide most of the return. The foundation of my investment process is fundamental company research. I look to develop a thorough understanding of each company through meetings with management, competitive analysis, financial models and an analysis of the company's capital structure. I use a full array of contacts to determine whether or not I want to pursue an investment in a particular company. These may include Fidelity's internal analysts, top- and middle-level company executives, rating agencies, political contacts, consultants, market experts and lawyers both within and outside of Fidelity. In addition, I intensively analyze Fidelity's proprietary research alongside the company's financial statements.

"Then, I aim to determine whether or not the company's current valuation is attractive by comparing it to its historical price performance and the valuation of similar companies. I also try to determine which of a company's bonds might offer the best combination of risk and reward within its capital structure. Given my conservative style, I try to avoid bonds with high default risks. Through painstaking research and analysis, I seek to uncover the best opportunities for the fund."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	3.0	2.7
CMS Energy Corp.	3.0	3.2
Century Communications Corp.	2.7	2.8
Rite Aid Corp.	1.8	0.9
HealthSouth Corp.	1.7	0.4
	12.2
Top Five Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	15.5	12.0
Healthcare	8.7	4.6
Telecommunications	7.7	11.8
Electric Utilities	6.6	6.6
Gaming	5.3	4.5
Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.1	0.0
Baa	5.7	2.7
Ba	39.2	34.4
B	42.0	47.8
Caa, Ca, C	4.3	5.4
Not Rated	1.1	0.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2001 and April 30, 2001 account for 1.1% and 0.7%, respectively, of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Nonconvertible Bonds 89.6%		Nonconvertible Bonds 85.5%
	Convertible Bonds, Preferred Stocks 2.0%		Convertible Bonds, Preferred Stocks 3.3%
	Common Stocks 0.1%		Common Stocks 0.0%
	Other Investments 1.1%		Other Investments 4.2%
	Short-Term Investments and Net Other Assets 7.2%		Short-Term Investments and Net Other Assets 7.0%
* Foreign investments	4.8%	** Foreign investments	7.4%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Corporate Bonds - 89.8%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
Healthcare - 0.2%
Tenet Healthcare Corp. 6% 12/1/05	Ba1	$ 210,000	$ 204,750
Nonconvertible Bonds - 89.6%
Aerospace - 1.1%
L-3 Communications Corp.:
8% 8/1/08	Ba3	150,000	153,000
10.375% 5/1/07	Ba3	540,000	583,200
Sequa Corp. 8.875% 4/1/08	Ba2	335,000	291,450
			1,027,650
Air Transportation - 0.3%
AMR Corp. 9% 8/1/12	Ba2	30,000	27,000
Delta Air Lines, Inc.:
7.9% 12/15/09	Ba2	60,000	49,800
8.3% 12/15/29	Ba2	290,000	220,400
			297,200
Auto Parts Distribution - 0.4%
Lear Corp. 8.11% 5/15/09	Ba1	390,000	391,950
Automotive - 1.0%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	355,000	337,250
Dana Corp. 6.25% 3/1/04	Ba1	290,000	263,900
Dana Credit Corp. 7.25% 12/6/02 (f)	Ba1	150,000	144,750
Delco Remy International, Inc. 11% 5/1/09	B2	130,000	133,250
Navistar International Corp. 9.375% 6/1/06	Ba1	60,000	59,400
			938,550
Banks and Thrifts - 0.7%
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	575,000	598,000
Broadcasting - 1.0%
Radio One, Inc. 8.875% 7/1/11 (f)	B3	595,000	618,800
Telemundo Holdings, Inc.:
0% 8/15/08 (d)	B3	25,000	23,500
0% 8/15/08 (d)(f)	B3	240,000	225,600
			867,900
Building Materials - 0.2%
American Standard, Inc.:
7.375% 2/1/08	Ba2	120,000	121,200
7.625% 2/15/10	Ba2	70,000	71,400
			192,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - 14.6%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	$ 150,000	$ 141,000
9.25% 10/1/02	B2	1,015,000	1,009,925
10.5% 7/15/04	B2	190,000	186,200
Century Communications Corp.:
0% 3/15/03	B2	295,000	253,700
0% 1/15/08	B2	250,000	115,000
8.375% 12/15/07	B2	305,000	269,925
9.5% 3/1/05	B2	125,000	120,625
9.75% 2/15/02	B2	1,685,000	1,684,996
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	B2	1,600,000	952,000
8.25% 4/1/07	B2	590,000	563,450
8.625% 4/1/09	B2	400,000	380,000
10% 4/1/09	B2	255,000	258,188
10.25% 1/15/10	B2	135,000	136,688
10.75% 10/1/09	B2	210,000	221,550
11.125% 1/15/11	B2	280,000	295,400
CSC Holdings, Inc. 9.875% 2/15/13	Ba2	270,000	291,600
Diamond Cable Communications PLC yankee 13.25% 9/30/04	B3	435,000	230,550
Echostar Broadband Corp. 10.375% 10/1/07	B1	1,425,000	1,496,250
EchoStar DBS Corp.:
9.25% 2/1/06	B1	600,000	618,000
9.375% 2/1/09	B1	585,000	596,700
Insight Communications, Inc. 0% 2/15/11 (d)	B3	790,000	434,500
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	240,000	255,600
James Cable Partners LP/James Cable Finance Corp. 10.75% 8/15/04	Caa2	410,000	323,900
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (f)	B2	250,000	265,000
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	450,000	459,000
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	790,000	754,450
Pegasus Communications Corp. 9.75% 12/1/06	B3	120,000	100,800
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (d)	Caa1	290,000	162,400
12.375% 8/1/06	B3	300,000	264,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Telewest Communications PLC yankee 0% 2/1/10 (d)	B2	$ 560,000	$ 246,400
Telewest PLC yankee 11% 10/1/07	B2	53,000	40,545
UIH Australia/Pacific, Inc. 14% 5/15/06	Ca	30,000	1,200
			13,129,542
Capital Goods - 1.1%
AGCO Corp. 9.5% 5/1/08	Ba3	120,000	120,000
Case Corp. 7.25% 8/1/05	Ba2	30,000	25,500
Dresser, Inc. 9.375% 4/15/11 (f)	B2	75,000	77,438
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	370,000	384,800
Terex Corp.:
8.875% 4/1/08	B2	280,000	268,800
10.375% 4/1/11	B2	120,000	121,200
			997,738
Chemicals - 1.9%
Arco Chemical Co. 9.375% 12/15/05	Ba3	95,000	90,250
Georgia Gulf Corp. 10.375% 11/1/07	B2	250,000	256,250
IMC Global, Inc. 7.4% 11/1/02	Ba2	490,000	492,450
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	270,000	259,200
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	500,000	492,500
7.75% 8/15/05	Ba1	120,000	115,200
			1,705,850
Consumer Products - 1.8%
Armkel Finance, Inc. 9.5% 8/15/09 (f)	B2	340,000	357,000
Hasbro, Inc.:
5.6% 11/1/05	Ba3	130,000	117,000
7.95% 3/15/03	Ba3	695,000	691,525
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	20,000	18,200
9.4% 12/1/02 (e)	Ba2	30,000	30,600
10% 11/1/08 (f)	Ba3	180,000	181,350
Quaker State Corp. 6.625% 10/15/05	Ba2	190,000	180,500
			1,576,175
Containers - 0.5%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	80,000	84,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Containers - continued
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	$ 30,000	$ 25,500
7.35% 5/15/08	B3	60,000	48,300
7.5% 5/15/10	B3	30,000	23,400
7.8% 5/15/18	B3	310,000	222,425
7.85% 5/15/04	B3	70,000	61,600
8.1% 5/15/07	B3	30,000	24,750
			489,975
Diversified Financial Services - 3.1%
Alamosa Delaware, Inc. 13.625% 8/15/11	Caa1	550,000	558,250
American Airlines pass through trust 7.8% 4/1/08 (f)	Baa2	410,000	408,975
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	B1	285,000	296,400
Finova Group, Inc. 7.5% 11/15/09	-	860,000	313,900
GS Escrow Corp.:
7% 8/1/03	Ba1	310,000	317,607
7.125% 8/1/05	Ba1	265,000	272,765
Orion Power Holdings, Inc. 12% 5/1/10	Ba3	560,000	677,600
			2,845,497
Diversified Media - 2.9%
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	1,260,000	1,134,000
Fox Family Worldwide, Inc.:
0% 11/1/07 (d)	Baa1	20,000	19,400
9.25% 11/1/07	Baa1	1,155,000	1,212,750
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	380,000	285,000
			2,651,150
Electric Utilities - 6.6%
AES Corp.:
8.5% 11/1/07	Ba2	310,000	260,400
8.75% 12/15/02	Ba1	500,000	508,750
8.75% 6/15/08	Ba1	260,000	239,200
9.375% 9/15/10	Ba1	325,000	302,250
CMS Energy Corp.:
6.75% 1/15/04	Ba3	600,000	600,000
8.125% 5/15/02	Ba3	630,000	633,150
8.375% 7/1/03	Ba3	500,000	502,500
8.5% 4/15/11	Ba3	325,000	331,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
CMS Energy Corp.: - continued
8.9% 7/15/08	Ba3	$ 330,000	$ 338,250
9.875% 10/15/07	Ba3	270,000	289,575
Edison Mission Energy 10% 8/15/08 (f)	Baa3	290,000	307,400
Mission Energy Holding Co. 13.5% 7/15/08 (f)	Ba2	790,000	880,850
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	163,000	156,480
7.875% 3/1/02	B3	220,000	215,600
PG&E National Energy Group, Inc. 10.375% 5/16/11	Baa2	240,000	262,800
Southern California Edison Co.:
5.625% 10/1/02	B3	55,000	53,350
6.25% 6/15/03	B3	40,000	35,600
			5,917,655
Energy - 4.3%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp.:
8.875% 2/15/08	Ba3	250,000	258,750
8.875% 2/15/08 (f)	Ba3	50,000	51,750
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	40,000	40,400
8.125% 4/1/11	B2	520,000	508,300
8.375% 11/1/08 (f)	B2	240,000	238,800
Cross Timbers Oil Co. 8.75% 11/1/09	Ba3	40,000	41,900
DI Industries, Inc. 8.875% 7/1/07	B1	605,000	583,825
Forest Oil Corp. 8% 6/15/08	Ba3	130,000	131,625
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	300,000	289,500
Hanover Equipment Trust 8.5% 9/1/08 (f)	Ba3	180,000	189,000
Key Energy Services, Inc.:
8.375% 3/1/08	Ba3	180,000	182,250
14% 1/15/09	B2	334,000	383,265
Pogo Producing Co. 8.25% 4/15/11	B1	475,000	484,500
SESI LLC 8.875% 5/15/11	B1	120,000	112,800
Tesoro Petroleum Corp. 9% 7/1/08	B1	200,000	195,000
Triton Energy Ltd. yankee 8.875% 10/1/07	Ba3	70,000	77,000
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	50,000	55,500
			3,824,165
Entertainment/Film - 0.5%
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	495,000	415,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Environmental - 0.9%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	$ 400,000	$ 400,000
7.625% 1/1/06	Ba3	110,000	108,900
10% 8/1/09	B2	120,000	121,200
Browning-Ferris Industries, Inc. 6.1% 1/15/03	Ba3	160,000	159,200
			789,300
Food and Drug Retail - 1.8%
Rite Aid Corp.:
6.125% 12/15/08 (f)	Caa2	110,000	79,640
6.875% 8/15/13	Caa2	355,000	252,050
6.875% 12/15/28 (f)	Caa2	140,000	96,600
7.125% 1/15/07	Caa2	365,000	299,300
7.625% 4/15/05	Caa2	120,000	105,600
7.7% 2/15/27	Caa2	220,000	151,800
11.25% 7/1/08 (f)	Caa2	110,000	108,900
12.5% 9/15/06 (f)	-	465,000	492,900
			1,586,790
Food/Beverage/Tobacco - 2.5%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	360,000	364,500
Cott Corp. yankee:
8.5% 5/1/07	B1	30,000	30,000
9.375% 7/1/05	B1	130,000	131,300
Dean Foods Co.:
6.75% 6/15/05	Baa2	170,000	167,450
6.9% 10/15/17	Baa2	120,000	102,000
Del Monte Corp. 9.25% 5/15/11	B3	645,000	670,800
Fleming Companies, Inc. 10.125% 4/1/08	Ba3	495,000	518,513
Pilgrims Pride Corp. 9.625% 9/15/11	Ba3	120,000	126,000
Smithfield Foods, Inc. 8% 10/15/09 (f)	Ba2	160,000	165,600
			2,276,163
Gaming - 5.3%
Alliance Gaming Corp. 10% 8/1/07	B3	150,000	151,125
Anchor Gaming 9.875% 10/15/08	Ba3	135,000	146,475
Aztar Corp. 8.875% 5/15/07	Ba3	90,000	90,450
Boyd Gaming Corp.:
9.25% 8/1/09 (f)	Ba3	200,000	199,500
9.5% 7/15/07	B1	30,000	28,200
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	90,000	82,350
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Circus Circus Enterprises, Inc.: - continued
6.75% 7/15/03	Ba3	$ 480,000	$ 458,400
Harrahs Operating Co., Inc. 7.875% 12/15/05	Ba1	180,000	184,500
Herbst Gaming, Inc. 10.75% 9/1/08 (f)	B2	200,000	193,000
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	60,000	49,800
International Game Technology 8.375% 5/15/09	Ba1	725,000	761,250
MGM Mirage, Inc.:
6.95% 2/1/05	Baa3	180,000	176,490
8.375% 2/1/11	Ba1	170,000	158,100
Mirage Resorts, Inc. 6.75% 8/1/07	Baa3	130,000	122,161
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	630,000	642,600
8.375% 7/1/11	Ba3	430,000	438,600
8.75% 1/1/09	Ba3	5,000	5,175
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba1	300,000	294,000
9.375% 2/15/07	Ba1	150,000	151,875
Station Casinos, Inc. 8.375% 2/15/08	Ba3	100,000	100,000
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11 (f)	Ba3	140,000	125,300
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	280,000	249,200
			4,808,551
Healthcare - 8.5%
AdvancePCS 8.5% 4/1/08	B1	470,000	488,800
ALARIS Medical, Inc. 11.625% 12/1/06 (f)	B2	50,000	52,875
Alliance Imaging, Inc. 10.375% 4/15/11	B3	140,000	151,200
AmerisourceBergen Corp. 8.125% 9/1/08 (f)	Ba3	100,000	105,500
Beverly Enterprises, Inc. 9.625% 4/15/09	B1	115,000	120,750
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	185,000	185,463
DaVita, Inc. 9.25% 4/15/11	B2	80,000	84,000
Dynacare, Inc. yankee 10.75% 1/15/06	B2	120,000	124,800
HCA - The Healthcare Co. 8.75% 9/1/10	Ba1	190,000	214,700
HealthSouth Corp.:
6.875% 6/15/05	Ba1	370,000	373,700
7% 6/15/08	Ba1	50,000	50,000
8.375% 10/1/11 (f)	Ba1	190,000	201,400
10.75% 10/1/08	Ba2	785,000	877,238
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Healthcare - continued
Magellan Health Services, Inc. 9.375% 11/15/07 (f)	B2	$ 420,000	$ 441,000
Meditrust Corp. 7.82% 9/10/26	Ba3	375,000	356,250
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (f)	Ba3	300,000	276,000
Omnicare, Inc. 8.125% 3/15/11	Ba2	195,000	205,725
Owen & Minor, Inc. 8.5% 7/15/11 (f)	Ba3	310,000	327,050
Service Corp. International (SCI):
6% 12/15/05	B1	240,000	217,200
6.3% 3/15/03	B1	100,000	98,000
7.375% 4/15/04	B1	630,000	604,800
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	495,000	554,400
Triad Hospitals, Inc. 8.75% 5/1/09	B1	745,000	797,150
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	170,000	164,050
Vanguard Health Systems, Inc. 9.75% 8/1/11 (f)	B3	600,000	630,000
			7,702,051
Homebuilding/Real Estate - 1.8%
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	100,000	95,750
8% 2/1/09	Ba1	130,000	128,050
iStar Financial, Inc. 8.75% 8/15/08	Ba1	280,000	278,600
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	210,000	210,000
LNR Property Corp.:
9.375% 3/15/08	Ba3	245,000	235,200
10.5% 1/15/09	Ba3	115,000	114,138
Ryland Group, Inc. 9.75% 9/1/10	Ba2	140,000	144,200
Schuler Homes, Inc. 10.5% 7/15/11 (f)	B2	130,000	133,413
WCI Communities, Inc. 10.625% 2/15/11	B1	290,000	289,275
			1,628,626
Hotels - 2.0%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	750,000	742,500
Felcor Lodging LP 8.5% 6/1/11	Ba2	230,000	205,850
Felcor Suites LP 7.375% 10/1/04	Ba2	300,000	282,000
ITT Corp.:
6.75% 11/15/03	Ba1	20,000	19,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Hotels - continued
ITT Corp.: - continued
6.75% 11/15/05	Ba1	$ 360,000	$ 339,300
7.375% 11/15/15	Ba1	240,000	196,800
			1,785,850
Insurance - 0.5%
Conseco, Inc.:
6.4% 2/10/03	Baa3	70,000	41,300
8.5% 10/15/02	Baa3	515,000	360,500
			401,800
Leisure - 0.8%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	500,000	500,000
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	220,000	220,550
			720,550
Metals/Mining - 2.0%
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	255,000	252,450
Kaiser Aluminum & Chemical Corp. 12.75% 2/1/03	Caa2	270,000	140,400
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	100,000	104,000
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	1,030,000	1,099,525
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	200,000	178,000
			1,774,375
Miscellaneous - 0.1%
Azurix Corp. 10.375% 2/15/07	Ba3	125,000	110,000
Paper - 1.6%
Norske Skog Canada Ltd. 8.625% 6/15/11 (f)	Ba2	50,000	51,500
Packaging Corp. of America 9.625% 4/1/09	Ba2	95,000	100,700
Potlatch Corp. 10% 7/15/11 (f)	Ba1	380,000	391,400
Riverwood International Corp.:
10.25% 4/1/06	B-	265,000	272,288
10.625% 8/1/07	B3	100,000	104,000
Stone Container Corp.:
9.25% 2/1/08	B2	250,000	261,250
9.75% 2/1/11	B2	50,000	52,500
Tembec Industries, Inc. yankee 8.625% 6/30/09	Ba1	240,000	244,800
			1,478,438
Publishing/Printing - 0.3%
Quebecor Media, Inc. 11.125% 7/15/11	B2	50,000	52,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Publishing/Printing - continued
Yell Finance BV:
0% 8/1/11 (d)	B2	$ 240,000	$ 130,200
10.75% 8/1/11	B2	40,000	42,000
			224,700
Railroad - 0.6%
TFM SA de CV yankee:
0% 6/15/09 (d)	B1	300,000	237,000
10.25% 6/15/07	B1	340,000	299,200
			536,200
Restaurants - 1.8%
Domino's, Inc. 10.375% 1/15/09	B3	560,000	595,000
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	225,000	237,375
8.875% 4/15/11	Ba1	765,000	807,075
			1,639,450
Services - 1.5%
IOS Capital, Inc. 9.75% 6/15/04	Baa2	280,000	274,400
Iron Mountain, Inc.:
8.625% 4/1/13	B2	475,000	494,000
8.75% 9/30/09	B2	470,000	488,800
Pierce Leahy Corp. 9.125% 7/15/07	B2	95,000	99,750
			1,356,950
Shipping - 0.9%
Eletson Holdings, Inc. yankee 9.25% 11/15/03	Ba3	330,000	330,000
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	220,000	222,200
Transport Maritima Mexicana SA de CV yankee 9.5% 5/15/03	Ba3	325,000	256,750
			808,950
Steels - 0.1%
AK Steel Corp. 7.875% 2/15/09	B1	140,000	130,900
Super Retail - 3.3%
Dillard's, Inc.:
6.125% 11/1/03	Ba1	145,000	133,400
6.39% 8/1/03	Ba1	245,000	230,300
7.15% 9/1/02	Ba1	250,000	243,750
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	250,000	145,000
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	25,000	23,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Super Retail - continued
JCPenney Co., Inc.: - continued
6.5% 6/15/02	Baa3	$ 55,000	$ 54,175
6.9% 8/15/26	Ba2	130,000	124,800
7.25% 4/1/02	Ba2	300,000	300,000
Kmart Corp. 12.5% 3/1/05	Baa3	730,000	730,000
Michaels Stores, Inc. 9.25% 7/1/09	Ba2	530,000	540,600
Office Depot, Inc. 10% 7/15/08 (f)	Ba1	190,000	201,400
PETCO Animal Supplies, Inc. 10.75% 11/1/11 (f)	B3	90,000	91,800
Saks, Inc. 9.875% 10/1/11 (f)	Ba2	192,000	142,080
			2,960,805
Technology - 3.6%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	300,000	316,500
ChipPAC International Ltd. 12.75% 8/1/09	B3	120,000	88,800
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	330,000	325,050
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	170,000	172,550
10.5% 2/1/09	B2	20,000	20,500
Fisher Scientific International, Inc.:
9% 2/1/08	B3	300,000	304,500
9% 2/1/08	B3	360,000	360,000
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba2	90,000	90,000
9.875% 7/1/10	Ba2	50,000	51,750
Unisys Corp.:
7.875% 4/1/08	Ba1	10,000	9,625
8.125% 6/1/06	Ba1	840,000	833,700
Xerox Capital (Europe) PLC:
5.75% 5/15/02	Ba1	165,000	155,100
5.875% 5/15/04	A2	60,000	46,200
Xerox Corp.:
5.5% 11/15/03	Ba1	150,000	120,000
6.25% 11/15/26	Ba1	90,000	72,000
Xerox Credit Corp. 6.1% 12/16/03	Ba1	310,000	248,000
			3,214,275
Telecommunications - 7.1%
AirGate PCS, Inc. 0% 10/1/09 (d)	Caa1	230,000	165,600
Alamosa PCS Holdings, Inc. 0% 2/15/10 (d)	Caa1	730,000	408,800
American Cellular Corp. 9.5% 10/15/09	B2	180,000	181,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
American Tower Corp. 9.375% 2/1/09	B3	$ 80,000	$ 64,800
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	345,000	296,700
Crown Castle International Corp. 9.375% 8/1/11	B3	690,000	593,400
Dobson Communications Corp. 10.875% 7/1/10	B3	500,000	535,000
Intermedia Communications, Inc. 0% 3/1/09 (d)	Baa3	50,000	43,250
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	235,000	141,000
Nextel Communications, Inc. 9.375% 11/15/09	B1	225,000	157,500
Nextel Partners, Inc.:
11% 3/15/10	B3	155,000	114,700
11% 3/15/10	B3	750,000	555,000
Price Communications Wireless, Inc.:
9.125% 12/15/06	Ba2	480,000	504,000
11.75% 7/15/07	B2	100,000	108,000
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	260,000	262,600
Rural Cellular Corp. 9.625% 5/15/08	B3	520,000	521,300
Satelites Mexicanos SA de CV 8.21% 6/30/04 (f)(g)	B1	505,000	464,600
SBA Communications Corp. 10.25% 2/1/09	B3	90,000	72,000
Tritel PCS, Inc. 10.375% 1/15/11	B3	255,000	291,975
Triton PCS, Inc. 9.375% 2/1/11	B3	630,000	661,500
VoiceStream Wireless Corp. 10.375% 11/15/09	Baa1	210,000	239,400
			6,382,925
Textiles & Apparel - 0.6%
Levi Strauss & Co. 6.8% 11/1/03	B2	320,000	252,800
The William Carter Co. 10.875% 8/15/11 (f)	B3	240,000	253,200
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	50,000	48,750
			554,750
TOTAL NONCONVERTIBLE BONDS			80,739,796
TOTAL CORPORATE BONDS (Cost $81,597,217)			80,944,546
Asset-Backed Securities - 0.0%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Airplanes pass through trust 10.875% 3/15/19 (Cost $44,540)	Ba2	$ 59,262	$ 20,742
Commercial Mortgage Securities - 0.7%

CS First Boston Mortgage Securities Corp. Series 2000-FL1 Class F, 6.083% 9/15/03 (f)(g)	Ba2	100,000	96,883
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.4977% 11/18/31 (f)(g)	Ba1	400,000	356,016
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)	BB+	100,000	73,422
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 7.4875% 1/15/03 (f)(g)	-	100,000	95,753
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $569,079)			622,074
Common Stocks - 0.1%
	Shares
Diversified Financial Services - 0.1%
Delta Financial Corp. (a)	6,800	4,420
Delta Financial Corp. warrants 12/21/10 (a)	2,703	27
Delta Funding Residual Exchange Co. LLC Class A (membership interest)	255	97,410
Delta Funding Residual Management, Inc.	255	0
TOTAL COMMON STOCKS (Cost $194,930)		101,857
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.3%
Telecommunications - 0.3%
Broadwing, Inc. (IXC Communications, Inc.) Series B, $3.375	9,100	257,566
Nonconvertible Preferred Stocks - 1.5%
Banks and Thrifts - 0.0%
Associates First Capital Corp. (residual value obligation) (a)	10,800	108
Cable TV - 0.9%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	1,860	193,440
Series M, $11.125 pay-in-kind	6,072	628,452
		821,892
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
Diversified Financial Services - 0.3%
American Annuity Group Capital Trust I $2.3125	13,435	$ 328,351
Delta Financial Corp. Series A, $10.00	255	0
		328,351
Telecommunications - 0.3%
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	230	244,950
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,395,301
TOTAL PREFERRED STOCKS (Cost $1,682,318)		1,652,867
Floating Rate Loans - 0.4%
Moody's Ratings (unaudited) (b)		Principal Amount
Paper - 0.3%
Gaylord Container Corp. term loan 6.0838% 6/19/04 (g)	B2	$ 260,907	258,298
Textiles & Apparel - 0.1%
Synthetic Industries, Inc. term loan 17% 6/14/08 (g)	-	200,000	90,000
TOTAL FLOATING RATE LOANS (Cost $450,623)			348,298
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 2.81% (c) (Cost $4,953,950)	4,953,950	4,953,950
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $89,492,657)		88,644,334
NET OTHER ASSETS - 1.7%		1,508,059
NET ASSETS - 100%		$ 90,152,393
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,129,895 or 11.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.1%	AAA, AA, A	1.8%
Baa	5.7%	BBB	6.4%
Ba	39.1%	BB	32.7%
B	41.7%	B	44.9%
Caa	4.3%	CCC	4.0%
Ca, C	0.0%	CC, C	0.1%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.1%. FMR has determined that unrated debt securities that are lower quality account for 1.1% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $134,585,995 and $83,346,243, respectively.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $348,298 or 0.4% of net assets.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $89,494,358. Net unrealized depreciation aggregated $850,024, of which $2,030,777 related to appreciated investment securities and $2,880,801 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $7,290,000 of which $6,000, $199,000 and $7,085,000 will expire on October 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (cost $89,492,657) - See accompanying schedule		$ 88,644,334
Cash		7,803
Receivable for investments sold		862,571
Receivable for fund shares sold		336,908
Interest receivable		1,904,510
Total assets		91,756,126
Liabilities
Payable for investments purchased	$ 1,046,938
Payable for fund shares redeemed	275,311
Distributions payable	161,656
Accrued management fee	52,830
Distribution fees payable	31,906
Other payables and accrued expenses	35,092
Total liabilities		1,603,733
Net Assets		$ 90,152,393
Net Assets consist of:
Paid in capital		$ 97,999,581
Undistributed net investment income		369,549
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,368,411)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(848,326)
Net Assets		$ 90,152,393

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,046,071 ÷ 3,206,158 shares)	$8.75
Maximum offering price per share (100/95.25 of $8.75)	$9.19
Class T: Net Asset Value and redemption price per share ($16,814,085 ÷ 1,923,312 shares)	$8.74
Maximum offering price per share (100/96.50 of $8.74)	$9.06
Class B: Net Asset Value and offering price per share ($19,693,515 ÷ 2,253,941 shares) A	$8.74
Class C: Net Asset Value and offering price per share ($14,217,515 ÷ 1,626,886 shares) A	$8.74
Institutional Class: Net Asset Value, offering price and redemption price per share ($11,381,207 ÷ 1,300,381 shares)	$8.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Dividends		$ 198,359
Interest		6,169,886
Total income		6,368,245
Expenses
Management fee	$ 386,937
Transfer agent fees	120,396
Distribution fees	299,925
Accounting fees and expenses	61,392
Non-interested trustees' compensation	225
Custodian fees and expenses	14,078
Registration fees	96,875
Audit	12,566
Legal	532
Miscellaneous	7,038
Total expenses before reductions	999,964
Expense reductions	(133,769)	866,195
Net investment income		5,502,050
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(7,150,512)
Foreign currency transactions	(2)	(7,150,514)
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,492,543
Assets and liabilities in foreign currencies	(3)	2,492,540
Net gain (loss)		(4,657,974)
Net increase (decrease) in net assets resulting from operations		$ 844,076

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 5,502,050	$ 3,108,579
Net realized gain (loss)	(7,150,514)	(236,653)
Change in net unrealized appreciation (depreciation)	2,492,540	(3,297,642)
Net increase (decrease) in net assets resulting from operations	844,076	(425,716)
Distributions to shareholders from net investment income	(5,386,004)	(2,832,624)
Share transactions - net increase (decrease)	50,936,164	39,193,976
Total increase (decrease) in net assets	46,394,236	35,935,636
Net Assets
Beginning of period	43,758,157	7,822,521
End of period (including undistributed net investment income of $369,549 and $312,346, respectively)	$ 90,152,393	$ 43,758,157

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income E	.760	.895	.116
Net realized and unrealized gain (loss)	(.602)	(.640)	(.091)
Total from investment operations	.158	.255	.025
Less Distributions
From net investment income	(.758)	(.825)	(.105)
Net asset value, end of period	$ 8.750	$ 9.350	$ 9.920
Total Return B, C, D	1.83%	2.40%	0.25%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14%	1.70%	11.82% A
Expenses net of voluntary waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	.99%	.98%	1.00% A
Net investment income	8.50%	9.17%	7.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,046	$ 13,295	$ 739
Portfolio turnover rate	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income E	.753	.898	.112
Net realized and unrealized gain (loss)	(.613)	(.656)	(.089)
Total from investment operations	.140	.242	.023
Less Distributions
From net investment income	(.750)	(.812)	(.103)
Net asset value, end of period	$ 8.740	$ 9.350	$ 9.920
Total Return B, C, D	1.63%	2.27%	0.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.39%	1.83%	11.91% A
Expenses net of voluntary waivers, if any	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.09%	1.08%	1.10% A
Net investment income	8.40%	9.07%	7.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,814	$ 8,936	$ 2,422
Portfolio turnover rate	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.340	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income E	.692	.830	.102
Net realized and unrealized gain (loss)	(.601)	(.663)	(.083)
Total from investment operations	.091	.167	.019
Less Distributions
From net investment income	(.691)	(.747)	(.099)
Net asset value, end of period	$ 8.740	$ 9.340	$ 9.920
Total Return B, C, D	1.08%	1.50%	0.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.94%	2.47%	12.54% A
Expenses net of voluntary waivers, if any	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.75%	1.73%	1.75% A
Net investment income	7.74%	8.42%	7.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,694	$ 10,054	$ 2,089
Portfolio turnover rate	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.910	$ 10.000
Income from Investment Operations
Net investment income E	.684	.819	.101
Net realized and unrealized gain (loss)	(.612)	(.643)	(.093)
Total from investment operations	.072	.176	.008
Less Distributions
From net investment income	(.682)	(.736)	(.098)
Net asset value, end of period	$ 8.740	$ 9.350	$ 9.910
Total Return B, C, D	0.86%	1.60%	0.08%
Ratios to Average Net Assets G
Expenses before expense reductions	2.03%	2.60%	12.67% A
Expenses net of voluntary waivers, if any	1.85%	1.85%	1.85% A
Expenses net of all reductions	1.84%	1.83%	1.85% A
Net investment income	7.65%	8.32%	7.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,218	$ 6,563	$ 1,854
Portfolio turnover rate	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.772	.910	.118
Net realized and unrealized gain (loss)	(.599)	(.638)	(.091)
Total from investment operations	.173	.272	.027
Less Distributions
From net investment income	(.773)	(.842)	(.107)
Net asset value, end of period	$ 8.750	$ 9.350	$ 9.920
Total Return B, C	2.00%	2.57%	0.28%
Ratios to Average Net Assets F
Expenses before expense reductions	1.04%	1.62%	11.66% A
Expenses net of voluntary waivers, if any	.85%	.85%	.85% A
Expenses net of all reductions	.84%	.83%	.85% A
Net investment income	8.65%	9.32%	8.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,381	$ 4,910	$ 719
Portfolio turnover rate	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 31,624	$ 698
Class T	0%	.25%	34,464	1,415
Class B	.65%	.25%	125,414	91,827
Class C	.75%	.25%	108,423	59,232
			$ 299,925	$ 153,172

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 50,835	$ 13,622
Class T	37,625	11,635
Class B	40,014	40,014*
Class C	8,112	8,112*
	$ 136,586	$ 73,383

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 26,043.12
Class T	38,182.28
Class B	24,919.18
Class C	18,352.17
Institutional Class	12,900.18
	$ 120,396

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,148 for the period.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.00%	$ 28,852
Class T	1.10%	40,406
Class B	1.75%	25,828
Class C	1.85%	19,499
Institutional Class	0.85%	13,901
		$ 128,486

Certain security trades were directed to brokers who paid $1,005 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,278.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 1,749,285	$ 707,918
Class T	1,137,979	787,365
Class B	1,058,754	645,402
Class C	810,648	379,306
Institutional Class	629,338	312,633
Total	$ 5,386,004	$ 2,832,624

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000

Class A Shares sold	2,533,687	1,493,515	$ 22,914,434	$ 15,002,914
Reinvestment of distributions	155,485	54,584	1,389,344	535,288
Shares redeemed	(904,430)	(201,140)	(8,058,764)	(1,994,596)
Net increase (decrease)	1,784,742	1,346,959	$ 16,245,014	$ 13,543,606
Class T Shares sold	2,309,933	1,656,133	$ 20,669,949	$ 16,505,485
Reinvestment of distributions	84,867	43,976	760,166	434,581
Shares redeemed	(1,427,546)	(988,162)	(12,897,913)	(9,733,802)
Net increase (decrease)	967,254	711,947	$ 8,532,202	$ 7,206,264
Class B Shares sold	1,784,230	1,104,573	$ 15,988,787	$ 11,052,135
Reinvestment of distributions	61,369	31,115	547,782	307,335
Shares redeemed	(667,689)	(270,291)	(5,915,821)	(2,684,546)
Net increase (decrease)	1,177,910	865,397	$ 10,620,748	$ 8,674,924
Class C Shares sold	1,714,911	809,417	$ 15,494,456	$ 8,074,099
Reinvestment of distributions	53,198	21,753	475,896	214,658
Shares redeemed	(843,363)	(316,051)	(7,607,184)	(3,125,853)
Net increase (decrease)	924,746	515,119	$ 8,363,168	$ 5,162,904
Institutional Class Shares sold	1,389,028	446,427	$ 12,506,494	$ 4,549,272
Reinvestment of distributions	67,331	30,213	600,152	297,604
Shares redeemed	(680,841)	(24,209)	(5,931,614)	(240,598)
Net increase (decrease)	775,518	452,431	$ 7,175,032	$ 4,606,278

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Fund, (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund as of October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	41,109,504.92	91.329
Against	1,187,756.35	2.639
Abstain	2,715,100.90	6.032
TOTAL	45,012,362.17	100.000
Broker Non-Votes	22,637,899.13
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	41,122,209.03	91.358
Against	1,366,327.63	3.035
Abstain	2,523,825.51	5.607
TOTAL	45,012,362.17	100.000
Broker Non-Votes	22,637,899.13

* Denotes trust-wide proposals and voting results.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AHI-ANN-1201 149920
1.728715.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income

Fund - Institutional Class

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor High Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity® Adv High Income - Inst CL	2.00%	4.90%
ML High Yield Master II	0.05%	-2.59%
High Current Yield Funds Average	-3.98%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 388 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv High Income - Inst CL	2.00%	2.25%
ML High Yield Master II	0.05%	-1.21%
High Current Yield Funds Average	-3.98%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor High Income Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor High Income Fund - Institutional Class on September 7, 1999, when the fund started. As the chart shows, by October 31, 2001, the value of the investment would have grown to $10,490 - a 4.90% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,741 - a 2.59% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor High Income Fund - Institutional Class
Performance - continued

Total Return Components

Years ended October 31,		September 7, 1999 (commencement of operations) to October 31,
2001	2000	1999
Dividend returns	8.42%	8.32%	1.08%
Capital returns	-6.42%	-5.75%	-0.80%
Total returns	2.00%	2.57%	0.28%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.03¢	36.92¢	77.29¢
Annualized dividend rate	8.16%	8.19%	8.58%
30-day annualized yield	9.16%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $8.70 over the past one month, $8.94 over the past six months and $9.01 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

High-yield bonds ended a turbulent 12 months with a marginally positive return, as measured by the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance. The benchmark closed up slightly at 0.05% for the one-year period ending October 31, 2001. While that performance won't quite be remembered as stellar, the return looks almost gaudy compared to the U.S. stock market during the same time frame, as most equity indexes suffered double-digit losses during the past year. Overall, the returns from the high-yield market were held back by a default rate of approximately 9%. Telecommunications companies, the largest component of the Merrill Lynch benchmark, continued to be plagued by a lack of capital flowing into the sector and near industry-wide profit warnings. The cable-TV industry - the second-largest component of the Merrill Lynch index - also declined throughout the period, while the air transportation segment fell 24% during the third quarter of 2001, due almost entirely to the devastating events of September 11. On the positive side of the ledger, the overall high-yield market offered investors a yield of approximately 13% at the end of the period, nearly eight percentage points higher than the yield of 10-year Treasury notes.

(Portfolio Manager photograph)
An interview with Matthew Conti, Portfolio Manager of Fidelity Advisor High Income Fund

Q. Matt, how did the fund perform?

A. For the 12 months that ended October 31, 2001, the fund's Institutional Class shares returned 2.00%. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 0.05%, while the high current yield funds average tracked by Lipper Inc. fell 3.98%.

Q. What helped the fund perform better than its index and peers?

A. The fund outperformed its benchmark and peer group due to my reorientation of the portfolio after I took it over in February 2001. Specifically, I gave the fund a more diversified, higher-quality, income-focused structure. I increased investments in the health care, energy, financial, electric utility and retailing industries. I moved the fund away from its previously overweighted position in telecommunications investments which proved to be a timely strategy, as that sector markedly underperformed the rest of the high-yield market. Changing the fund's focus to bonds with higher credit ratings, cutting back the fund's stock investments and reducing its exposure to bonds of lower credit quality also proved fruitful, as did my divestiture of the fund's holdings in deferred payment securities. These are riskier bonds that do not pay any current income, issued by companies with limited or no cash flow. I preferred to invest in cash-pay securities, which do offer regular income payments and are more conservative in nature. This approach proved advantageous, as high-yield investors avoided risk and gravitated toward the more conservative side of the spectrum.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did you approach managing the fund after the terrorist attacks of September 11?

A. I maintained my overall strategy, and remained focused on securing high income and avoiding defaults. That said, I did take a look at some of the new opportunities that arose in the high-yield area. For instance, many airline bonds fell from investment-grade to junk-bond status in the wake of September's events. I looked for those airline companies I felt would survive in a difficult travel environment. As a result, I invested in Delta and AMR, the holding company for American Airlines, because I felt those companies had the best balance-sheet structures in the industry. I particularly focused on bonds secured by some of the companies' newer airplanes. I also reduced investments in hotels that were dependent upon air travel for their customers. Instead, I looked to invest in hotel and gaming stocks that drew customers who drove from more local areas, including Connecticut casino Mohegan Sun.

Q. What were some of the investments that performed well during the period? Which disappointed?

A. Among the positive performers were some of the fund's investments in the cable television and video industries. This is one sector I chose to overweight because the companies' cash flows tend to remain consistent within even the most difficult economic environments. Although this sector of the index lost ground during the period, the fund benefited from its focus on the stability of U.S. cable companies, rather than their speculative European counterparts that suffered losses during the period. Among the investments that performed well in this area were Century Communications (now owned by another top performer, Adelphia Communications) and EchoStar Communications. The events of September 11 created an even better scenario for these firms due to the "nesting effect," the tendency of more people to stay at home after such a tragedy. These cable companies enjoy a near monopoly and thus have been able to increase their rates. I'd also mention Rite Aid. This pharmacy retailer's new management team significantly reduced the company's debt, cleaned up its balance sheet and improved its cash flow. Nearly all of the fund's disappointments were very small positions in the fund, including two companies in the telecom sector. The first was Nextel, which suffered from taking on increasing debt amid doubts about the firm's ability to meet its future financing needs. The fund still owns the company's bonds, but at a reduced weighting. Microcell, a Canadian wireless company, struggled against the same factors, and was eliminated from the fund. Finally, Finova, a financial services company, was hit hard due to its exposure to the aircraft and resort industries.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. While defaults could continue to increase in the short term, most of the damage is likely behind us, in my view, allowing for better prospects eventually. Specifically, the market continues to weed out companies that will not survive: the firms that need money but cannot make or raise it. As these weaker companies fall by the wayside, the overall credit quality of the market should improve. Defaults look as if they may peak at some point in the middle of 2002, which should be a positive development, as would signs of an economic improvement. High-yield bonds currently offer extremely attractive yields within an environment of very low short-term interest rates relative to long-term yields. Typically, this is a positive backdrop for high-yield bonds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; the fund may also seek capital appreciation

Start date: September 7, 1999

Size: as of October 31, 2001, more than $90 million

Manager: Matthew Conti, since February 2001; joined Fidelity in 1995

3

Matt Conti on his research process:

"High-yield is a bond-picker's market. I spend most of my time trying to protect the fund from downside risk, looking to allow a bond's income to provide most of the return. The foundation of my investment process is fundamental company research. I look to develop a thorough understanding of each company through meetings with management, competitive analysis, financial models and an analysis of the company's capital structure. I use a full array of contacts to determine whether or not I want to pursue an investment in a particular company. These may include Fidelity's internal analysts, top- and middle-level company executives, rating agencies, political contacts, consultants, market experts and lawyers both within and outside of Fidelity. In addition, I intensively analyze Fidelity's proprietary research alongside the company's financial statements.

"Then, I aim to determine whether or not the company's current valuation is attractive by comparing it to its historical price performance and the valuation of similar companies. I also try to determine which of a company's bonds might offer the best combination of risk and reward within its capital structure. Given my conservative style, I try to avoid bonds with high default risks. Through painstaking research and analysis, I seek to uncover the best opportunities for the fund."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	3.0	2.7
CMS Energy Corp.	3.0	3.2
Century Communications Corp.	2.7	2.8
Rite Aid Corp.	1.8	0.9
HealthSouth Corp.	1.7	0.4
	12.2
Top Five Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	15.5	12.0
Healthcare	8.7	4.6
Telecommunications	7.7	11.8
Electric Utilities	6.6	6.6
Gaming	5.3	4.5
Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.1	0.0
Baa	5.7	2.7
Ba	39.2	34.4
B	42.0	47.8
Caa, Ca, C	4.3	5.4
Not Rated	1.1	0.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2001 and April 30, 2001 account for 1.1% and 0.7%, respectively, of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Nonconvertible Bonds 89.6%		Nonconvertible Bonds 85.5%
	Convertible Bonds, Preferred Stocks 2.0%		Convertible Bonds, Preferred Stocks 3.3%
	Common Stocks 0.1%		Common Stocks 0.0%
	Other Investments 1.1%		Other Investments 4.2%
	Short-Term Investments and Net Other Assets 7.2%		Short-Term Investments and Net Other Assets 7.0%
* Foreign investments	4.8%	** Foreign investments	7.4%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Corporate Bonds - 89.8%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
Healthcare - 0.2%
Tenet Healthcare Corp. 6% 12/1/05	Ba1	$ 210,000	$ 204,750
Nonconvertible Bonds - 89.6%
Aerospace - 1.1%
L-3 Communications Corp.:
8% 8/1/08	Ba3	150,000	153,000
10.375% 5/1/07	Ba3	540,000	583,200
Sequa Corp. 8.875% 4/1/08	Ba2	335,000	291,450
			1,027,650
Air Transportation - 0.3%
AMR Corp. 9% 8/1/12	Ba2	30,000	27,000
Delta Air Lines, Inc.:
7.9% 12/15/09	Ba2	60,000	49,800
8.3% 12/15/29	Ba2	290,000	220,400
			297,200
Auto Parts Distribution - 0.4%
Lear Corp. 8.11% 5/15/09	Ba1	390,000	391,950
Automotive - 1.0%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	355,000	337,250
Dana Corp. 6.25% 3/1/04	Ba1	290,000	263,900
Dana Credit Corp. 7.25% 12/6/02 (f)	Ba1	150,000	144,750
Delco Remy International, Inc. 11% 5/1/09	B2	130,000	133,250
Navistar International Corp. 9.375% 6/1/06	Ba1	60,000	59,400
			938,550
Banks and Thrifts - 0.7%
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	575,000	598,000
Broadcasting - 1.0%
Radio One, Inc. 8.875% 7/1/11 (f)	B3	595,000	618,800
Telemundo Holdings, Inc.:
0% 8/15/08 (d)	B3	25,000	23,500
0% 8/15/08 (d)(f)	B3	240,000	225,600
			867,900
Building Materials - 0.2%
American Standard, Inc.:
7.375% 2/1/08	Ba2	120,000	121,200
7.625% 2/15/10	Ba2	70,000	71,400
			192,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - 14.6%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	$ 150,000	$ 141,000
9.25% 10/1/02	B2	1,015,000	1,009,925
10.5% 7/15/04	B2	190,000	186,200
Century Communications Corp.:
0% 3/15/03	B2	295,000	253,700
0% 1/15/08	B2	250,000	115,000
8.375% 12/15/07	B2	305,000	269,925
9.5% 3/1/05	B2	125,000	120,625
9.75% 2/15/02	B2	1,685,000	1,684,996
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	B2	1,600,000	952,000
8.25% 4/1/07	B2	590,000	563,450
8.625% 4/1/09	B2	400,000	380,000
10% 4/1/09	B2	255,000	258,188
10.25% 1/15/10	B2	135,000	136,688
10.75% 10/1/09	B2	210,000	221,550
11.125% 1/15/11	B2	280,000	295,400
CSC Holdings, Inc. 9.875% 2/15/13	Ba2	270,000	291,600
Diamond Cable Communications PLC yankee 13.25% 9/30/04	B3	435,000	230,550
Echostar Broadband Corp. 10.375% 10/1/07	B1	1,425,000	1,496,250
EchoStar DBS Corp.:
9.25% 2/1/06	B1	600,000	618,000
9.375% 2/1/09	B1	585,000	596,700
Insight Communications, Inc. 0% 2/15/11 (d)	B3	790,000	434,500
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	240,000	255,600
James Cable Partners LP/James Cable Finance Corp. 10.75% 8/15/04	Caa2	410,000	323,900
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13 (f)	B2	250,000	265,000
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	450,000	459,000
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	790,000	754,450
Pegasus Communications Corp. 9.75% 12/1/06	B3	120,000	100,800
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (d)	Caa1	290,000	162,400
12.375% 8/1/06	B3	300,000	264,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Telewest Communications PLC yankee 0% 2/1/10 (d)	B2	$ 560,000	$ 246,400
Telewest PLC yankee 11% 10/1/07	B2	53,000	40,545
UIH Australia/Pacific, Inc. 14% 5/15/06	Ca	30,000	1,200
			13,129,542
Capital Goods - 1.1%
AGCO Corp. 9.5% 5/1/08	Ba3	120,000	120,000
Case Corp. 7.25% 8/1/05	Ba2	30,000	25,500
Dresser, Inc. 9.375% 4/15/11 (f)	B2	75,000	77,438
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	370,000	384,800
Terex Corp.:
8.875% 4/1/08	B2	280,000	268,800
10.375% 4/1/11	B2	120,000	121,200
			997,738
Chemicals - 1.9%
Arco Chemical Co. 9.375% 12/15/05	Ba3	95,000	90,250
Georgia Gulf Corp. 10.375% 11/1/07	B2	250,000	256,250
IMC Global, Inc. 7.4% 11/1/02	Ba2	490,000	492,450
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	270,000	259,200
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	500,000	492,500
7.75% 8/15/05	Ba1	120,000	115,200
			1,705,850
Consumer Products - 1.8%
Armkel Finance, Inc. 9.5% 8/15/09 (f)	B2	340,000	357,000
Hasbro, Inc.:
5.6% 11/1/05	Ba3	130,000	117,000
7.95% 3/15/03	Ba3	695,000	691,525
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	20,000	18,200
9.4% 12/1/02 (e)	Ba2	30,000	30,600
10% 11/1/08 (f)	Ba3	180,000	181,350
Quaker State Corp. 6.625% 10/15/05	Ba2	190,000	180,500
			1,576,175
Containers - 0.5%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (f)	B2	80,000	84,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Containers - continued
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	$ 30,000	$ 25,500
7.35% 5/15/08	B3	60,000	48,300
7.5% 5/15/10	B3	30,000	23,400
7.8% 5/15/18	B3	310,000	222,425
7.85% 5/15/04	B3	70,000	61,600
8.1% 5/15/07	B3	30,000	24,750
			489,975
Diversified Financial Services - 3.1%
Alamosa Delaware, Inc. 13.625% 8/15/11	Caa1	550,000	558,250
American Airlines pass through trust 7.8% 4/1/08 (f)	Baa2	410,000	408,975
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	B1	285,000	296,400
Finova Group, Inc. 7.5% 11/15/09	-	860,000	313,900
GS Escrow Corp.:
7% 8/1/03	Ba1	310,000	317,607
7.125% 8/1/05	Ba1	265,000	272,765
Orion Power Holdings, Inc. 12% 5/1/10	Ba3	560,000	677,600
			2,845,497
Diversified Media - 2.9%
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	1,260,000	1,134,000
Fox Family Worldwide, Inc.:
0% 11/1/07 (d)	Baa1	20,000	19,400
9.25% 11/1/07	Baa1	1,155,000	1,212,750
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	380,000	285,000
			2,651,150
Electric Utilities - 6.6%
AES Corp.:
8.5% 11/1/07	Ba2	310,000	260,400
8.75% 12/15/02	Ba1	500,000	508,750
8.75% 6/15/08	Ba1	260,000	239,200
9.375% 9/15/10	Ba1	325,000	302,250
CMS Energy Corp.:
6.75% 1/15/04	Ba3	600,000	600,000
8.125% 5/15/02	Ba3	630,000	633,150
8.375% 7/1/03	Ba3	500,000	502,500
8.5% 4/15/11	Ba3	325,000	331,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
CMS Energy Corp.: - continued
8.9% 7/15/08	Ba3	$ 330,000	$ 338,250
9.875% 10/15/07	Ba3	270,000	289,575
Edison Mission Energy 10% 8/15/08 (f)	Baa3	290,000	307,400
Mission Energy Holding Co. 13.5% 7/15/08 (f)	Ba2	790,000	880,850
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	163,000	156,480
7.875% 3/1/02	B3	220,000	215,600
PG&E National Energy Group, Inc. 10.375% 5/16/11	Baa2	240,000	262,800
Southern California Edison Co.:
5.625% 10/1/02	B3	55,000	53,350
6.25% 6/15/03	B3	40,000	35,600
			5,917,655
Energy - 4.3%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp.:
8.875% 2/15/08	Ba3	250,000	258,750
8.875% 2/15/08 (f)	Ba3	50,000	51,750
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	40,000	40,400
8.125% 4/1/11	B2	520,000	508,300
8.375% 11/1/08 (f)	B2	240,000	238,800
Cross Timbers Oil Co. 8.75% 11/1/09	Ba3	40,000	41,900
DI Industries, Inc. 8.875% 7/1/07	B1	605,000	583,825
Forest Oil Corp. 8% 6/15/08	Ba3	130,000	131,625
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	300,000	289,500
Hanover Equipment Trust 8.5% 9/1/08 (f)	Ba3	180,000	189,000
Key Energy Services, Inc.:
8.375% 3/1/08	Ba3	180,000	182,250
14% 1/15/09	B2	334,000	383,265
Pogo Producing Co. 8.25% 4/15/11	B1	475,000	484,500
SESI LLC 8.875% 5/15/11	B1	120,000	112,800
Tesoro Petroleum Corp. 9% 7/1/08	B1	200,000	195,000
Triton Energy Ltd. yankee 8.875% 10/1/07	Ba3	70,000	77,000
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	50,000	55,500
			3,824,165
Entertainment/Film - 0.5%
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	495,000	415,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Environmental - 0.9%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	$ 400,000	$ 400,000
7.625% 1/1/06	Ba3	110,000	108,900
10% 8/1/09	B2	120,000	121,200
Browning-Ferris Industries, Inc. 6.1% 1/15/03	Ba3	160,000	159,200
			789,300
Food and Drug Retail - 1.8%
Rite Aid Corp.:
6.125% 12/15/08 (f)	Caa2	110,000	79,640
6.875% 8/15/13	Caa2	355,000	252,050
6.875% 12/15/28 (f)	Caa2	140,000	96,600
7.125% 1/15/07	Caa2	365,000	299,300
7.625% 4/15/05	Caa2	120,000	105,600
7.7% 2/15/27	Caa2	220,000	151,800
11.25% 7/1/08 (f)	Caa2	110,000	108,900
12.5% 9/15/06 (f)	-	465,000	492,900
			1,586,790
Food/Beverage/Tobacco - 2.5%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	360,000	364,500
Cott Corp. yankee:
8.5% 5/1/07	B1	30,000	30,000
9.375% 7/1/05	B1	130,000	131,300
Dean Foods Co.:
6.75% 6/15/05	Baa2	170,000	167,450
6.9% 10/15/17	Baa2	120,000	102,000
Del Monte Corp. 9.25% 5/15/11	B3	645,000	670,800
Fleming Companies, Inc. 10.125% 4/1/08	Ba3	495,000	518,513
Pilgrims Pride Corp. 9.625% 9/15/11	Ba3	120,000	126,000
Smithfield Foods, Inc. 8% 10/15/09 (f)	Ba2	160,000	165,600
			2,276,163
Gaming - 5.3%
Alliance Gaming Corp. 10% 8/1/07	B3	150,000	151,125
Anchor Gaming 9.875% 10/15/08	Ba3	135,000	146,475
Aztar Corp. 8.875% 5/15/07	Ba3	90,000	90,450
Boyd Gaming Corp.:
9.25% 8/1/09 (f)	Ba3	200,000	199,500
9.5% 7/15/07	B1	30,000	28,200
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	90,000	82,350
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Circus Circus Enterprises, Inc.: - continued
6.75% 7/15/03	Ba3	$ 480,000	$ 458,400
Harrahs Operating Co., Inc. 7.875% 12/15/05	Ba1	180,000	184,500
Herbst Gaming, Inc. 10.75% 9/1/08 (f)	B2	200,000	193,000
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	60,000	49,800
International Game Technology 8.375% 5/15/09	Ba1	725,000	761,250
MGM Mirage, Inc.:
6.95% 2/1/05	Baa3	180,000	176,490
8.375% 2/1/11	Ba1	170,000	158,100
Mirage Resorts, Inc. 6.75% 8/1/07	Baa3	130,000	122,161
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	630,000	642,600
8.375% 7/1/11	Ba3	430,000	438,600
8.75% 1/1/09	Ba3	5,000	5,175
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba1	300,000	294,000
9.375% 2/15/07	Ba1	150,000	151,875
Station Casinos, Inc. 8.375% 2/15/08	Ba3	100,000	100,000
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11 (f)	Ba3	140,000	125,300
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	280,000	249,200
			4,808,551
Healthcare - 8.5%
AdvancePCS 8.5% 4/1/08	B1	470,000	488,800
ALARIS Medical, Inc. 11.625% 12/1/06 (f)	B2	50,000	52,875
Alliance Imaging, Inc. 10.375% 4/15/11	B3	140,000	151,200
AmerisourceBergen Corp. 8.125% 9/1/08 (f)	Ba3	100,000	105,500
Beverly Enterprises, Inc. 9.625% 4/15/09	B1	115,000	120,750
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	185,000	185,463
DaVita, Inc. 9.25% 4/15/11	B2	80,000	84,000
Dynacare, Inc. yankee 10.75% 1/15/06	B2	120,000	124,800
HCA - The Healthcare Co. 8.75% 9/1/10	Ba1	190,000	214,700
HealthSouth Corp.:
6.875% 6/15/05	Ba1	370,000	373,700
7% 6/15/08	Ba1	50,000	50,000
8.375% 10/1/11 (f)	Ba1	190,000	201,400
10.75% 10/1/08	Ba2	785,000	877,238
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Healthcare - continued
Magellan Health Services, Inc. 9.375% 11/15/07 (f)	B2	$ 420,000	$ 441,000
Meditrust Corp. 7.82% 9/10/26	Ba3	375,000	356,250
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (f)	Ba3	300,000	276,000
Omnicare, Inc. 8.125% 3/15/11	Ba2	195,000	205,725
Owen & Minor, Inc. 8.5% 7/15/11 (f)	Ba3	310,000	327,050
Service Corp. International (SCI):
6% 12/15/05	B1	240,000	217,200
6.3% 3/15/03	B1	100,000	98,000
7.375% 4/15/04	B1	630,000	604,800
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	495,000	554,400
Triad Hospitals, Inc. 8.75% 5/1/09	B1	745,000	797,150
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	170,000	164,050
Vanguard Health Systems, Inc. 9.75% 8/1/11 (f)	B3	600,000	630,000
			7,702,051
Homebuilding/Real Estate - 1.8%
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	100,000	95,750
8% 2/1/09	Ba1	130,000	128,050
iStar Financial, Inc. 8.75% 8/15/08	Ba1	280,000	278,600
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	210,000	210,000
LNR Property Corp.:
9.375% 3/15/08	Ba3	245,000	235,200
10.5% 1/15/09	Ba3	115,000	114,138
Ryland Group, Inc. 9.75% 9/1/10	Ba2	140,000	144,200
Schuler Homes, Inc. 10.5% 7/15/11 (f)	B2	130,000	133,413
WCI Communities, Inc. 10.625% 2/15/11	B1	290,000	289,275
			1,628,626
Hotels - 2.0%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	Ba3	750,000	742,500
Felcor Lodging LP 8.5% 6/1/11	Ba2	230,000	205,850
Felcor Suites LP 7.375% 10/1/04	Ba2	300,000	282,000
ITT Corp.:
6.75% 11/15/03	Ba1	20,000	19,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Hotels - continued
ITT Corp.: - continued
6.75% 11/15/05	Ba1	$ 360,000	$ 339,300
7.375% 11/15/15	Ba1	240,000	196,800
			1,785,850
Insurance - 0.5%
Conseco, Inc.:
6.4% 2/10/03	Baa3	70,000	41,300
8.5% 10/15/02	Baa3	515,000	360,500
			401,800
Leisure - 0.8%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	500,000	500,000
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	220,000	220,550
			720,550
Metals/Mining - 2.0%
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	255,000	252,450
Kaiser Aluminum & Chemical Corp. 12.75% 2/1/03	Caa2	270,000	140,400
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	100,000	104,000
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	1,030,000	1,099,525
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	200,000	178,000
			1,774,375
Miscellaneous - 0.1%
Azurix Corp. 10.375% 2/15/07	Ba3	125,000	110,000
Paper - 1.6%
Norske Skog Canada Ltd. 8.625% 6/15/11 (f)	Ba2	50,000	51,500
Packaging Corp. of America 9.625% 4/1/09	Ba2	95,000	100,700
Potlatch Corp. 10% 7/15/11 (f)	Ba1	380,000	391,400
Riverwood International Corp.:
10.25% 4/1/06	B-	265,000	272,288
10.625% 8/1/07	B3	100,000	104,000
Stone Container Corp.:
9.25% 2/1/08	B2	250,000	261,250
9.75% 2/1/11	B2	50,000	52,500
Tembec Industries, Inc. yankee 8.625% 6/30/09	Ba1	240,000	244,800
			1,478,438
Publishing/Printing - 0.3%
Quebecor Media, Inc. 11.125% 7/15/11	B2	50,000	52,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Publishing/Printing - continued
Yell Finance BV:
0% 8/1/11 (d)	B2	$ 240,000	$ 130,200
10.75% 8/1/11	B2	40,000	42,000
			224,700
Railroad - 0.6%
TFM SA de CV yankee:
0% 6/15/09 (d)	B1	300,000	237,000
10.25% 6/15/07	B1	340,000	299,200
			536,200
Restaurants - 1.8%
Domino's, Inc. 10.375% 1/15/09	B3	560,000	595,000
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	225,000	237,375
8.875% 4/15/11	Ba1	765,000	807,075
			1,639,450
Services - 1.5%
IOS Capital, Inc. 9.75% 6/15/04	Baa2	280,000	274,400
Iron Mountain, Inc.:
8.625% 4/1/13	B2	475,000	494,000
8.75% 9/30/09	B2	470,000	488,800
Pierce Leahy Corp. 9.125% 7/15/07	B2	95,000	99,750
			1,356,950
Shipping - 0.9%
Eletson Holdings, Inc. yankee 9.25% 11/15/03	Ba3	330,000	330,000
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	220,000	222,200
Transport Maritima Mexicana SA de CV yankee 9.5% 5/15/03	Ba3	325,000	256,750
			808,950
Steels - 0.1%
AK Steel Corp. 7.875% 2/15/09	B1	140,000	130,900
Super Retail - 3.3%
Dillard's, Inc.:
6.125% 11/1/03	Ba1	145,000	133,400
6.39% 8/1/03	Ba1	245,000	230,300
7.15% 9/1/02	Ba1	250,000	243,750
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	250,000	145,000
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	25,000	23,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Super Retail - continued
JCPenney Co., Inc.: - continued
6.5% 6/15/02	Baa3	$ 55,000	$ 54,175
6.9% 8/15/26	Ba2	130,000	124,800
7.25% 4/1/02	Ba2	300,000	300,000
Kmart Corp. 12.5% 3/1/05	Baa3	730,000	730,000
Michaels Stores, Inc. 9.25% 7/1/09	Ba2	530,000	540,600
Office Depot, Inc. 10% 7/15/08 (f)	Ba1	190,000	201,400
PETCO Animal Supplies, Inc. 10.75% 11/1/11 (f)	B3	90,000	91,800
Saks, Inc. 9.875% 10/1/11 (f)	Ba2	192,000	142,080
			2,960,805
Technology - 3.6%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	300,000	316,500
ChipPAC International Ltd. 12.75% 8/1/09	B3	120,000	88,800
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	330,000	325,050
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	170,000	172,550
10.5% 2/1/09	B2	20,000	20,500
Fisher Scientific International, Inc.:
9% 2/1/08	B3	300,000	304,500
9% 2/1/08	B3	360,000	360,000
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba2	90,000	90,000
9.875% 7/1/10	Ba2	50,000	51,750
Unisys Corp.:
7.875% 4/1/08	Ba1	10,000	9,625
8.125% 6/1/06	Ba1	840,000	833,700
Xerox Capital (Europe) PLC:
5.75% 5/15/02	Ba1	165,000	155,100
5.875% 5/15/04	A2	60,000	46,200
Xerox Corp.:
5.5% 11/15/03	Ba1	150,000	120,000
6.25% 11/15/26	Ba1	90,000	72,000
Xerox Credit Corp. 6.1% 12/16/03	Ba1	310,000	248,000
			3,214,275
Telecommunications - 7.1%
AirGate PCS, Inc. 0% 10/1/09 (d)	Caa1	230,000	165,600
Alamosa PCS Holdings, Inc. 0% 2/15/10 (d)	Caa1	730,000	408,800
American Cellular Corp. 9.5% 10/15/09	B2	180,000	181,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
American Tower Corp. 9.375% 2/1/09	B3	$ 80,000	$ 64,800
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	345,000	296,700
Crown Castle International Corp. 9.375% 8/1/11	B3	690,000	593,400
Dobson Communications Corp. 10.875% 7/1/10	B3	500,000	535,000
Intermedia Communications, Inc. 0% 3/1/09 (d)	Baa3	50,000	43,250
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	235,000	141,000
Nextel Communications, Inc. 9.375% 11/15/09	B1	225,000	157,500
Nextel Partners, Inc.:
11% 3/15/10	B3	155,000	114,700
11% 3/15/10	B3	750,000	555,000
Price Communications Wireless, Inc.:
9.125% 12/15/06	Ba2	480,000	504,000
11.75% 7/15/07	B2	100,000	108,000
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	260,000	262,600
Rural Cellular Corp. 9.625% 5/15/08	B3	520,000	521,300
Satelites Mexicanos SA de CV 8.21% 6/30/04 (f)(g)	B1	505,000	464,600
SBA Communications Corp. 10.25% 2/1/09	B3	90,000	72,000
Tritel PCS, Inc. 10.375% 1/15/11	B3	255,000	291,975
Triton PCS, Inc. 9.375% 2/1/11	B3	630,000	661,500
VoiceStream Wireless Corp. 10.375% 11/15/09	Baa1	210,000	239,400
			6,382,925
Textiles & Apparel - 0.6%
Levi Strauss & Co. 6.8% 11/1/03	B2	320,000	252,800
The William Carter Co. 10.875% 8/15/11 (f)	B3	240,000	253,200
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	50,000	48,750
			554,750
TOTAL NONCONVERTIBLE BONDS			80,739,796
TOTAL CORPORATE BONDS (Cost $81,597,217)			80,944,546
Asset-Backed Securities - 0.0%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Airplanes pass through trust 10.875% 3/15/19 (Cost $44,540)	Ba2	$ 59,262	$ 20,742
Commercial Mortgage Securities - 0.7%

CS First Boston Mortgage Securities Corp. Series 2000-FL1 Class F, 6.083% 9/15/03 (f)(g)	Ba2	100,000	96,883
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.4977% 11/18/31 (f)(g)	Ba1	400,000	356,016
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)	BB+	100,000	73,422
Nomura Depositor Trust floater Series 1998-ST1A Class B2, 7.4875% 1/15/03 (f)(g)	-	100,000	95,753
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $569,079)			622,074
Common Stocks - 0.1%
	Shares
Diversified Financial Services - 0.1%
Delta Financial Corp. (a)	6,800	4,420
Delta Financial Corp. warrants 12/21/10 (a)	2,703	27
Delta Funding Residual Exchange Co. LLC Class A (membership interest)	255	97,410
Delta Funding Residual Management, Inc.	255	0
TOTAL COMMON STOCKS (Cost $194,930)		101,857
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.3%
Telecommunications - 0.3%
Broadwing, Inc. (IXC Communications, Inc.) Series B, $3.375	9,100	257,566
Nonconvertible Preferred Stocks - 1.5%
Banks and Thrifts - 0.0%
Associates First Capital Corp. (residual value obligation) (a)	10,800	108
Cable TV - 0.9%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	1,860	193,440
Series M, $11.125 pay-in-kind	6,072	628,452
		821,892
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
Diversified Financial Services - 0.3%
American Annuity Group Capital Trust I $2.3125	13,435	$ 328,351
Delta Financial Corp. Series A, $10.00	255	0
		328,351
Telecommunications - 0.3%
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	230	244,950
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,395,301
TOTAL PREFERRED STOCKS (Cost $1,682,318)		1,652,867
Floating Rate Loans - 0.4%
Moody's Ratings (unaudited) (b)		Principal Amount
Paper - 0.3%
Gaylord Container Corp. term loan 6.0838% 6/19/04 (g)	B2	$ 260,907	258,298
Textiles & Apparel - 0.1%
Synthetic Industries, Inc. term loan 17% 6/14/08 (g)	-	200,000	90,000
TOTAL FLOATING RATE LOANS (Cost $450,623)			348,298
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 2.81% (c) (Cost $4,953,950)	4,953,950	4,953,950
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $89,492,657)		88,644,334
NET OTHER ASSETS - 1.7%		1,508,059
NET ASSETS - 100%		$ 90,152,393
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,129,895 or 11.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.1%	AAA, AA, A	1.8%
Baa	5.7%	BBB	6.4%
Ba	39.1%	BB	32.7%
B	41.7%	B	44.9%
Caa	4.3%	CCC	4.0%
Ca, C	0.0%	CC, C	0.1%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.1%. FMR has determined that unrated debt securities that are lower quality account for 1.1% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $134,585,995 and $83,346,243, respectively.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $348,298 or 0.4% of net assets.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $89,494,358. Net unrealized depreciation aggregated $850,024, of which $2,030,777 related to appreciated investment securities and $2,880,801 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $7,290,000 of which $6,000, $199,000 and $7,085,000 will expire on October 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (cost $89,492,657) - See accompanying schedule		$ 88,644,334
Cash		7,803
Receivable for investments sold		862,571
Receivable for fund shares sold		336,908
Interest receivable		1,904,510
Total assets		91,756,126
Liabilities
Payable for investments purchased	$ 1,046,938
Payable for fund shares redeemed	275,311
Distributions payable	161,656
Accrued management fee	52,830
Distribution fees payable	31,906
Other payables and accrued expenses	35,092
Total liabilities		1,603,733
Net Assets		$ 90,152,393
Net Assets consist of:
Paid in capital		$ 97,999,581
Undistributed net investment income		369,549
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,368,411)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(848,326)
Net Assets		$ 90,152,393

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,046,071 ÷ 3,206,158 shares)	$8.75
Maximum offering price per share (100/95.25 of $8.75)	$9.19
Class T: Net Asset Value and redemption price per share ($16,814,085 ÷ 1,923,312 shares)	$8.74
Maximum offering price per share (100/96.50 of $8.74)	$9.06
Class B: Net Asset Value and offering price per share ($19,693,515 ÷ 2,253,941 shares) A	$8.74
Class C: Net Asset Value and offering price per share ($14,217,515 ÷ 1,626,886 shares) A	$8.74
Institutional Class: Net Asset Value, offering price and redemption price per share ($11,381,207 ÷ 1,300,381 shares)	$8.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Dividends		$ 198,359
Interest		6,169,886
Total income		6,368,245
Expenses
Management fee	$ 386,937
Transfer agent fees	120,396
Distribution fees	299,925
Accounting fees and expenses	61,392
Non-interested trustees' compensation	225
Custodian fees and expenses	14,078
Registration fees	96,875
Audit	12,566
Legal	532
Miscellaneous	7,038
Total expenses before reductions	999,964
Expense reductions	(133,769)	866,195
Net investment income		5,502,050
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(7,150,512)
Foreign currency transactions	(2)	(7,150,514)
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,492,543
Assets and liabilities in foreign currencies	(3)	2,492,540
Net gain (loss)		(4,657,974)
Net increase (decrease) in net assets resulting from operations		$ 844,076

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 5,502,050	$ 3,108,579
Net realized gain (loss)	(7,150,514)	(236,653)
Change in net unrealized appreciation (depreciation)	2,492,540	(3,297,642)
Net increase (decrease) in net assets resulting from operations	844,076	(425,716)
Distributions to shareholders from net investment income	(5,386,004)	(2,832,624)
Share transactions - net increase (decrease)	50,936,164	39,193,976
Total increase (decrease) in net assets	46,394,236	35,935,636
Net Assets
Beginning of period	43,758,157	7,822,521
End of period (including undistributed net investment income of $369,549 and $312,346, respectively)	$ 90,152,393	$ 43,758,157

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income E	.760	.895	.116
Net realized and unrealized gain (loss)	(.602)	(.640)	(.091)
Total from investment operations	.158	.255	.025
Less Distributions
From net investment income	(.758)	(.825)	(.105)
Net asset value, end of period	$ 8.750	$ 9.350	$ 9.920
Total Return B, C, D	1.83%	2.40%	0.25%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14%	1.70%	11.82% A
Expenses net of voluntary waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	.99%	.98%	1.00% A
Net investment income	8.50%	9.17%	7.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,046	$ 13,295	$ 739
Portfolio turnover rate	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income E	.753	.898	.112
Net realized and unrealized gain (loss)	(.613)	(.656)	(.089)
Total from investment operations	.140	.242	.023
Less Distributions
From net investment income	(.750)	(.812)	(.103)
Net asset value, end of period	$ 8.740	$ 9.350	$ 9.920
Total Return B, C, D	1.63%	2.27%	0.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.39%	1.83%	11.91% A
Expenses net of voluntary waivers, if any	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.09%	1.08%	1.10% A
Net investment income	8.40%	9.07%	7.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,814	$ 8,936	$ 2,422
Portfolio turnover rate	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.340	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income E	.692	.830	.102
Net realized and unrealized gain (loss)	(.601)	(.663)	(.083)
Total from investment operations	.091	.167	.019
Less Distributions
From net investment income	(.691)	(.747)	(.099)
Net asset value, end of period	$ 8.740	$ 9.340	$ 9.920
Total Return B, C, D	1.08%	1.50%	0.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.94%	2.47%	12.54% A
Expenses net of voluntary waivers, if any	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.75%	1.73%	1.75% A
Net investment income	7.74%	8.42%	7.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,694	$ 10,054	$ 2,089
Portfolio turnover rate	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.910	$ 10.000
Income from Investment Operations
Net investment income E	.684	.819	.101
Net realized and unrealized gain (loss)	(.612)	(.643)	(.093)
Total from investment operations	.072	.176	.008
Less Distributions
From net investment income	(.682)	(.736)	(.098)
Net asset value, end of period	$ 8.740	$ 9.350	$ 9.910
Total Return B, C, D	0.86%	1.60%	0.08%
Ratios to Average Net Assets G
Expenses before expense reductions	2.03%	2.60%	12.67% A
Expenses net of voluntary waivers, if any	1.85%	1.85%	1.85% A
Expenses net of all reductions	1.84%	1.83%	1.85% A
Net investment income	7.65%	8.32%	7.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,218	$ 6,563	$ 1,854
Portfolio turnover rate	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income D	.772	.910	.118
Net realized and unrealized gain (loss)	(.599)	(.638)	(.091)
Total from investment operations	.173	.272	.027
Less Distributions
From net investment income	(.773)	(.842)	(.107)
Net asset value, end of period	$ 8.750	$ 9.350	$ 9.920
Total Return B, C	2.00%	2.57%	0.28%
Ratios to Average Net Assets F
Expenses before expense reductions	1.04%	1.62%	11.66% A
Expenses net of voluntary waivers, if any	.85%	.85%	.85% A
Expenses net of all reductions	.84%	.83%	.85% A
Net investment income	8.65%	9.32%	8.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,381	$ 4,910	$ 719
Portfolio turnover rate	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to the cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 31,624	$ 698
Class T	0%	.25%	34,464	1,415
Class B	.65%	.25%	125,414	91,827
Class C	.75%	.25%	108,423	59,232
			$ 299,925	$ 153,172

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 50,835	$ 13,622
Class T	37,625	11,635
Class B	40,014	40,014*
Class C	8,112	8,112*
	$ 136,586	$ 73,383

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 26,043.12
Class T	38,182.28
Class B	24,919.18
Class C	18,352.17
Institutional Class	12,900.18
	$ 120,396

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,148 for the period.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.00%	$ 28,852
Class T	1.10%	40,406
Class B	1.75%	25,828
Class C	1.85%	19,499
Institutional Class	0.85%	13,901
		$ 128,486

Certain security trades were directed to brokers who paid $1,005 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,278.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2001	2000
From net investment income
Class A	$ 1,749,285	$ 707,918
Class T	1,137,979	787,365
Class B	1,058,754	645,402
Class C	810,648	379,306
Institutional Class	629,338	312,633
Total	$ 5,386,004	$ 2,832,624

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2001	2000	2001	2000

Class A Shares sold	2,533,687	1,493,515	$ 22,914,434	$ 15,002,914
Reinvestment of distributions	155,485	54,584	1,389,344	535,288
Shares redeemed	(904,430)	(201,140)	(8,058,764)	(1,994,596)
Net increase (decrease)	1,784,742	1,346,959	$ 16,245,014	$ 13,543,606
Class T Shares sold	2,309,933	1,656,133	$ 20,669,949	$ 16,505,485
Reinvestment of distributions	84,867	43,976	760,166	434,581
Shares redeemed	(1,427,546)	(988,162)	(12,897,913)	(9,733,802)
Net increase (decrease)	967,254	711,947	$ 8,532,202	$ 7,206,264
Class B Shares sold	1,784,230	1,104,573	$ 15,988,787	$ 11,052,135
Reinvestment of distributions	61,369	31,115	547,782	307,335
Shares redeemed	(667,689)	(270,291)	(5,915,821)	(2,684,546)
Net increase (decrease)	1,177,910	865,397	$ 10,620,748	$ 8,674,924
Class C Shares sold	1,714,911	809,417	$ 15,494,456	$ 8,074,099
Reinvestment of distributions	53,198	21,753	475,896	214,658
Shares redeemed	(843,363)	(316,051)	(7,607,184)	(3,125,853)
Net increase (decrease)	924,746	515,119	$ 8,363,168	$ 5,162,904
Institutional Class Shares sold	1,389,028	446,427	$ 12,506,494	$ 4,549,272
Reinvestment of distributions	67,331	30,213	600,152	297,604
Shares redeemed	(680,841)	(24,209)	(5,931,614)	(240,598)
Net increase (decrease)	775,518	452,431	$ 7,175,032	$ 4,606,278

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Fund, (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund as of October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	41,109,504.92	91.329
Against	1,187,756.35	2.639
Abstain	2,715,100.90	6.032
TOTAL	45,012,362.17	100.000
Broker Non-Votes	22,637,899.13
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	41,122,209.03	91.358
Against	1,366,327.63	3.035
Abstain	2,523,825.51	5.607
TOTAL	45,012,362.17	100.000
Broker Non-Votes	22,637,899.13

* Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AHIIA-1201 149921
1.728716.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity® Adv Floating Rate High Income - CL A	4.08%	5.02%
Fidelity Adv Floating Rate High Income - CL A (incl. 3.75% sales charge)	0.18%	1.08%
CSFB Leveraged Loan Plus	0.94%	1.57%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL A	4.08%	4.14%
Fidelity Adv Floating Rate High Income - CL A (incl. 3.75% sales charge)	0.18%	0.89%
CSFB Leveraged Loan Plus	0.94%	1.30%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Floating Rate High Income Fund - Class A on August 16, 2000, when the fund started, and the current 3.75% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $10,108 - a 1.08% increase on the initial investment. For comparison, look at how the CSFB Leveraged Loan Index Plus did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,157 - a 1.57% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class A
Performance - continued

Total Return Components

	Year ended October 31,	August 16, 2000 (commencement of operations) to October 31,
	2001	2000
Dividend returns	6.50%	1.50%
Capital returns	-2.42%	-0.60%
Total returns	4.08%	0.90%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.96¢	26.76¢	63.79¢
Annualized dividend rate	4.80%	5.40%	6.46%
30-day annualized yield	5.84%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.71 over the past one month, $9.83 over the past six months and $9.87 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A' s current 3.75% sales charge.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL T	3.90%	4.81%
Fidelity Adv Floating Rate High Income - CL T (incl. 2.75% sales charge)	1.04%	1.93%
CSFB Leveraged Loan Plus	0.94%	1.57%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL T	3.90%	3.97%
Fidelity Adv Floating Rate High Income - CL T (incl. 2.75% sales charge)	1.04%	1.59%
CSFB Leveraged Loan Plus	0.94%	1.30%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Floating Rate High Income Fund - Class T on August 16, 2000, when the fund started, and the current 2.75% sales charge was paid. As the chart shows, by October 31, 2001, the value of the investment would have grown to $10,193 - a 1.93% increase on the initial investment. For comparison, look at how the CSFB Leveraged Loan Index Plus did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,157 - a 1.57% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class T
Performance - continued

Total Return Components

	Year ended October 31,	August 16, 2000 (commencement of operations) to October 31,
	2001	2000
Dividend returns	6.42%	1.48%
Capital returns	-2.52%	-0.60%
Total returns	3.90%	0.88%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.99¢	26.38¢	63.06¢
Annualized dividend rate	4.84%	5.32%	6.39%
30-day annualized yield	5.93%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.70 over the past one month, $9.83 over the past six months and $9.87 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 3.5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL B	3.42%	4.24%
Fidelity Adv Floating Rate High Income - CL B (incl. contingent deferred sales charge)	0.00%	1.33%
CSFB Leveraged Loan Plus	0.94%	1.57%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL B	3.42%	3.49%
Fidelity Adv Floating Rate High Income - CL B (incl. contingent deferred sales charge)	0.00%	1.10%
CSFB Leveraged Loan Plus	0.94%	1.30%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Floating Rate High Income Fund - Class B on August 16, 2000, when the fund started. As the chart shows, by October 31, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,133 - a 1.33% increase on the initial investment. For comparison, look at how the CSFB Leveraged Loan Index Plus did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,157 - a 1.57% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class B
Performance - continued

Total Return Components

	Year ended October 31,	August 16, 2000 (commencement of operations) to October 31,
	2001	2000
Dividend returns	5.93%	1.39%
Capital returns	-2.51%	-0.60%
Total returns	3.42%	0.79%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.64¢	24.16¢	58.42¢
Annualized dividend rate	4.42%	4.88%	5.92%
30-day annualized yield	5.68%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.70 over the past one month, $9.83 over the past six months and $9.87 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL C	3.42%	4.21%
Fidelity Adv Floating Rate High Income - CL C (incl. contingent deferred sales charge)	2.45%	3.24%
CSFB Leveraged Loan Plus	0.94%	1.57%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL C	3.42%	3.47%
Fidelity Adv Floating Rate High Income - CL C (incl. contingent deferred sales charge)	2.45%	2.67%
CSFB Leveraged Loan Plus	0.94%	1.30%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Floating Rate High Income Fund - Class C on August 16, 2000, when the fund started. As the chart shows, by October 31, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,324 - a 3.24% increase on the initial investment. For comparison, look at how the CSFB Leveraged Loan Index Plus did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,157 - a 1.57% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class C
Performance - continued

Total Return Components

	Year ended October 31,	August 16, 2000 (commencement of operations) to October 31,
	2001	2000
Dividend returns	5.83%	1.36%
Capital returns	-2.41%	-0.60%
Total returns	3.42%	0.76%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.60¢	23.69¢	57.52¢
Annualized dividend rate	4.37%	4.78%	5.82%
30-day annualized yield	5.64%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.71 over the past one month, $9.84 over the past six months and $9.88 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The leveraged loan market, as measured by the CSFB Leveraged Loan Index Plus, generated a 0.94% return during the 12-month period that ended October 31, 2001. Leveraged loans benefited from the combination of seniority, security and floating rates, which helped reduce their price volatility as the capital markets witnessed deteriorating credit quality and plummeting interest rates. Moody's Investors Service's trailing 12-month default rate - a measure of the percentage of companies unable to service their debt - stood at 9.5% at the end of the period, up from 8.9% six months ago and 6.2% a year earlier. The demand for leveraged loans continued to outpace supply, adding a level of support to the market. The supply of new issues declined 26.5% year-over-year. That was due in large part to a slowdown in merger and acquisition activity and heightened investor concerns surrounding the fundamentals of the telecommunications sector. However, demand strengthened as investors sought refuge from the turbulent stock and high-yield bond markets. At the end of the period, the 90-day London Interbank Offered Rate (LIBOR) was approximately 2.2%, suggesting a BB-rated bank debt yield of around 6.0%. Because the coupons on leveraged loans are reset quarterly, the floating rate feature helped limit the effects of interest-rate fluctuations.

(Portfolio Manager photograph)
An interview with Christine McConnell, Portfolio Manager of Fidelity Advisor Floating Rate High Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period that ended October 31, 2001, the fund's Class A, Class T, Class B and Class C shares provided total returns of 4.08%, 3.90%, 3.42% and 3.42%, respectively. During the same time frame, the fund's benchmark, the CSFB Leveraged Loan Index Plus, returned 0.94%.

Q. Why did the fund outpace its benchmark so significantly during the past 12 months?

A. The fund benefited from its defensive positioning. When the period began in late 2000, I saw definite signs of an approaching economic downturn. Consequently, I looked to add investments to the fund that appeared more likely to hold up in the face of a weakening economy. These securities generally shared a number of characteristics, such as having a strong collateral backing, belonging to defensive industries that generally have tended to perform well during bad economic times, and issuance by companies with solid business plans and relatively large market capitalizations. Investing in such issuers helped add stability to the fund during an uncertain market environment. The fund also focused on diversification among both issuers and industries.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were some of the defensive industries you invested in during the period?

A. As of October 31, 2001, the fund's second-largest area of investment was in the cable-TV sector, which I saw as an attractive opportunity amid recent economic weakness. Cable companies are perceived to offer strong, liquid collateral protection and a history of generating stable earnings and consistent cash flows. While some of the fund's cable holdings performed well during the period, the fund's largest position, Charter Communications, came under increased pressure and performed worse than expected. Investors were concerned about the company's pending management changes as well as the expectation of a general slowing in the growth of cable advertising revenues. Beyond cable, the fund also was well represented in the asset-intensive paper and chemical sectors. We looked for businesses that had strong asset coverage despite lower earnings related to an economic downturn. Other defensive industries we looked to during the past 12 months included food and tobacco and electric utilities. Food and tobacco businesses benefited from their solid cash flows despite a slow economy, while utilities benefited from the presence of strong assets backing their debt. Pacific Gas & Electric was one such company that helped fund returns. The California-based company continued to successfully restructure after last year's state energy crisis.

Q. Telecommunications companies are active in the leveraged loan market. Did you invest in this area?

A. Yes, I did. But consistent with the fund's defensive positioning, I emphasized those telecom companies that appeared to be best placed for success. In particular, these were wireless communications businesses, such as Triton PCS, the fund's third-largest holding and a strong performer during the past 12 months. In my opinion, wireless businesses offered the key benefit of owning extremely valuable spectrum rights that, if liquidated, can be used to pay its bank debt. In general, we favored wireless companies over other types of telecoms, such as broadband, which has suffered from overbuilding and lower-than-expected consumer demand.

Q. What do you see ahead, Christine?

A. In the short term, I envision continued economic weakness, with corporate profits continuing to slow during the next quarter or two. The fallout from the recent September 11 attacks only added uncertainty to an already uncertain market. Yet there are some positive signs for the economy as well. The Federal Reserve Board has actively cut interest rates, energy prices have eased and the government is considering a large economic stimulus package. While these efforts may bear fruit down the road, in my opinion the prudent path for the foreseeable future is to continue to manage the fund defensively and focus on securities offering good collateral protection. I believe the current market turmoil has created attractive investment values at reasonable levels of risk. I plan to continue searching for the best leveraged-loan opportunities available while keeping an eye on the economic situation and making any adjustments as needed.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income

Start date: August 16, 2000

Size: as of October 31, 2001, more than $526 million

Manager: Christine McConnell, since inception; joined Fidelity in 1987

3

Christine McConnell on why leveraged loans offer potential benefits during an economic slowdown:

"One of the attractive features of investing in leveraged loans is that the loans are senior. This means that if an issuer encounters difficulty, holders of senior loans get first claim on their assets, before other bond and stockholders do. This is an especially beneficial characteristic during a time when companies are experiencing sharply slower earnings. It adds a measure of stability to leveraged loans that's often unavailable with other types of investments.

"Also, leveraged loans, unlike other types of fixed-income securities, are less sensitive to changes in interest rates. That's important in a year such as 2001, during which the Fed has already cut interest rates nine times. As floating rate debt, leveraged loans see their interest rate reset every quarter to match the existing 90-day London Interbank Offered Rate (LIBOR), plus a premium ranging from 2.5% to 3.75%.

"Although there is certainly the risk that interest rates will go down further from current low levels, the historic average for LIBOR is significantly higher than the current rate. At some point, I'd expect we'd deviate back to that historical level. Unlike fixed-rate investments, variable-rate investments perform well in an increasing rate environment, since the interest rate offered is constantly recalculated to reflect new conditions."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications Operating LLC	4.7	4.6
Century Cable Holdings LLC	2.7	1.6
Triton PCS, Inc.	2.5	2.3
Western Wireless Corp.	2.3	3.1
Stone Container Corp.	2.2	2.0
	14.4
Top Five Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	14.3	24.8
Cable TV	10.5	8.0
Paper	6.8	3.7
Healthcare	4.6	4.5
Chemicals	4.5	6.2
Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.6	3.1
Baa	4.0	1.8
Ba	31.7	27.9
B	9.0	11.1
Caa, Ca, C	0.4	0.4
Not Rated	35.5	32.4

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2001 and April 30, 2001 account for 35.5% and 32.4% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Floating Rate Loans 73.0%		Floating Rate Loans 70.1%
	Nonconvertible Bonds 8.0%		Nonconvertible Bonds 8.1%
	Other Investments 0.4%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 18.6%		Short-Term Investments and Net Other Assets 21.6%
* Foreign investments	4.5%	** Foreign investments	3.6%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Floating Rate Loans (g) - 73.0%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Automotive - 1.3%
Hayes Lemmerz International, Inc. term loan 9.5% 12/15/05 (f)	B2	$ 2,000,000	$ 1,480,000
SPX Corp.:
Tranche B term loan 4.9483% 12/31/06 (f)	Ba2	1,492,405	1,473,750
Tranche C term loan 6.25% 12/31/07 (f)	-	3,977,512	3,937,737
			6,891,487
Broadcasting - 4.4%
Citadel Broadcasting Co. Tranche B term loan 5.04% 4/3/09 (f)	-	7,000,000	7,017,500
Emmis Communications Corp. Tranche B term loan 5.9057% 8/31/09 (f)	Ba2	2,923,541	2,835,834
LIN Television Corp. Tranche B term loan 5.44% 9/30/07 (f)	-	1,834,638	1,825,465
Sinclair Broadcast Group, Inc. term loan 6.6% 9/30/09 (f)	Ba2	3,000,000	2,932,500
Telemundo Group, Inc. Tranche B term loan 6.7163% 5/15/08 (f)	-	6,000,000	5,970,000
Young Broadcasting, Inc. Tranche B term loan 7.0625% 12/31/06 (f)	-	2,873,894	2,816,416
			23,397,715
Building Materials - 0.2%
Collins & Aikman Floorcoverings, Inc. Tranche B term loan 7.1456% 1/25/08 (f)	-	974,375	954,887
Cable TV - 10.5%
Century Cable Holdings LLC Tranche B term loan:
5.35% 12/31/09 (f)	-	10,750,000	10,400,625
5.9% 6/30/09 (f)	-	4,000,000	3,870,000
Charter Communication Operating LLC:
term loan 4.94% 9/18/08 (f)	-	4,500,000	4,365,000
Tranche B term loan 4.87% 3/18/08 (f)	Ba3	21,000,000	20,474,994
Insight Midwest Holdings LLC Tranche B term loan 5.5% 12/31/09 (f)	-	6,000,000	5,940,000
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 4.9185% 9/30/10 (f)	BB+	4,000,000	3,960,000
Pegasus Media & Communications, Inc. Tranche B term loan 6.125% 4/30/05 (f)	-	6,952,487	6,500,576
			55,511,195
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Capital Goods - 1.5%
Acterna LLC Tranche B term loan 5.8413% 9/30/07 (f)	-	$ 482,393	$ 332,851
Blount, Inc. Tranche B term loan 6.661% 6/30/06 (f)	B1	704,248	637,344
Flowserve Corp. Tranche B term loan 5.9386% 6/30/08 (f)	-	3,989,464	3,989,464
Manitowoc Co., Inc. Tranche B term loan 5.385% 5/9/07 (f)	Ba2	1,995,000	1,980,038
Terex Corp. Tranche B term loan 6.25% 3/6/05 (f)	-	1,000,000	987,500
			7,927,197
Chemicals - 4.2%
CP Kelco:
Tranche B term loan 6.3413% 3/31/08 (f)	B1	523,296	460,501
Tranche C term loan 6.5913% 9/30/08 (f)	B1	174,870	153,886
Equistar Chemicals LP/Equistar Funding Corp. term loan 6.5% 8/24/07 (f)	Baa3	1,000,000	985,000
Geo Specialty Chemicals, Inc. Tranche B term loan 6.625% 12/31/07 (f)	-	2,350,000	2,314,750
Huntsman Corp. Tranche C term loan 9.75% 12/31/05 (f)	-	3,000,000	1,410,000
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.6528% 6/30/07 (f)	-	1,237,374	1,175,505
Tranche C term loan 5.6875% 6/30/08 (f)	-	1,237,374	1,175,505
ISP Chemicals, Inc./ISP Technologies, Inc. term loan 5.9388% 6/27/08 (f)	Ba2	997,500	972,563
Lyondell Chemical Co. sr. secured Tranche E term loan 7.2949% 5/17/06 (f)	Ba3	3,739,123	3,524,124
Messer Griesheim Holding AG:
Tranche B2 term loan 6.4188% 4/28/09 (f)	-	701,626	699,872
Tranche C2 term loan 6.916% 4/28/10 (f)	-	1,298,374	1,295,128
Millennium America, Inc. term loan 6.1875% 6/18/06 (f)	Ba1	3,500,000	3,465,000
PMD Group, Inc. Tranche B term loan 6.4783% 9/30/08 (f)	-	2,985,000	2,887,988
Resolution Performance Products LLC Tranche B term loan 7.1767% 11/14/08 (f)	Ba3	1,954,140	1,929,714
			22,449,536
Consumer Products - 2.4%
Armkel LLC Tranche B term loan 5.6875% 3/28/09 (f)	Ba3	1,000,000	1,003,750
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Consumer Products - continued
Church & Dwight, Inc. Tranche B term loan 5.1375% 9/30/07 (f)	Ba2	$ 2,000,000	$ 2,005,000
Playtex Products, Inc. Tranche B term loan 6.2625% 5/31/09 (f)	Ba3	3,993,000	4,002,983
Sealy Mattress Co.:
Tranche B term loan 5.3125% 12/15/04 (f)	Ba3	1,509,322	1,494,229
Tranche C term loan 5.5625% 12/15/05 (f)	Ba3	1,088,188	1,077,306
Tranche D term loan 5.8125% 12/15/06 (f)	Ba3	1,390,974	1,377,065
The Scotts Co. Tranche B term loan 5.6664% 12/31/07 (f)	Ba3	1,746,635	1,751,001
			12,711,334
Containers - 1.2%
Ball Corp. Tranche B term loan 4.5% 3/10/06 (f)	Ba2	989,822	989,822
Owens-Illinois, Inc. term loan 4.9378% 3/31/04 (f)	-	3,438,234	3,197,558
U.S. Can Corp. Tranche B term loan 6.35% 10/4/08 (f)	-	2,187,778	1,990,878
			6,178,258
Diversified Financial Services - 0.7%
Interpool, Inc. term loan 4.375% 10/24/02 (f)	-	2,584,183	2,584,183
United Rentals, Inc. term loan 5.3939% 10/7/07 (f)	-	995,000	985,050
			3,569,233
Diversified Media - 0.5%
Lamar Media Corp. Tranche B term loan 4.8125% 8/1/06 (f)	Ba2	2,493,750	2,487,516
Electric Utilities - 2.0%
AES New York Funding Tranche B term loan 5.26% 5/14/02 (f)	-	10,500,000	10,408,125
Energy - 1.4%
Dresser, Inc. Tranche B term loan 6.19% 4/10/09 (f)	-	3,990,000	3,999,975
PMC (Nova Scotia) Co. term loan 4.83% 5/5/06 (f)	-	3,000,000	3,000,000
			6,999,975
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Environmental - 2.1%
Allied Waste North America, Inc.:
Tranche B term loan 6.0212% 7/21/06 (f)	Ba3	$ 4,521,387	$ 4,498,780
Tranche C term loan 6.0913% 7/21/07 (f)	Ba3	5,425,664	5,398,536
Stericycle, Inc. Tranche B term loan 5.24% 9/5/07 (f)	-	1,000,000	1,001,250
			10,898,566
Food and Drug Retail - 2.7%
Duane Reade, Inc. Tranche B term loan 4.9378% 2/15/07 (f)	-	3,672,838	3,645,291
Rite Aid Corp. Tranche A term loan 6.0221% 6/27/05 (f)	B1	11,000,000	10,780,000
			14,425,291
Food/Beverage/Tobacco - 3.3%
Commonwealth Brands, Inc. term loan 6.0625% 12/31/04 (f)	-	2,595,000	2,588,513
Cott Corp. term loan 5.6019% 12/31/06 (f)	Ba3	1,930,000	1,944,475
Del Monte Corp. term loan 5.5935% 3/31/08 (f)	Ba3	9,950,000	10,024,625
UST, Inc. Tranche B term loan 5.0625% 2/16/05 (f)	A2	2,974,962	2,989,837
			17,547,450
Gaming - 1.2%
Alliance Gaming Corp. Tranche B term loan 6.83% 12/21/06 (f)	-	4,000,000	3,980,000
Ameristar Casinos, Inc.:
Tranche B term loan 6.375% 12/20/06 (f)	Ba3	535,762	534,423
Ameristar Casinos, Inc.: - continued
Tranche C term loan 6.625% 12/20/07 (f)	Ba3	459,225	458,077
Argosy Gaming Co. Tranche B term loan 5.205% 7/31/08 (f)	Ba2	1,695,750	1,695,750
			6,668,250
Healthcare - 4.6%
Alliance Imaging, Inc.:
Tranche B term loan 5.7635% 11/2/07 (f)	B+	1,369,468	1,366,044
Tranche C term loan 6.0047% 11/2/08 (f)	B+	602,722	601,215
Alpharma, Inc. Tranche B term loan 5.79% 7/31/08 (f)	-	1,000,000	996,250
Apria Healthcare Group, Inc. Tranche B term loan 5.5657% 7/20/07 (f)	-	1,000,000	997,500
Caremark Rx, Inc. term loan 5.35% 3/15/06 (f)	-	990,000	994,950
DaVita, Inc. Tranche B term loan 7% 3/31/06 (f)	-	3,161,985	3,169,890
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Healthcare - continued
Genesis Health Ventuers, Inc.(OLD) Tranche B term loan 0% 5/1/07 (f)	Ba3	$ 3,000,000	$ 3,007,500
Triad Hospitals, Inc. Tranche B term loan 6.53% 9/30/08 (f)	-	10,000,000	10,062,500
Unilab Corp. Tranche B term loan 5.9375% 11/23/06 (f)	B1	2,878,302	2,871,106
			24,066,955
Homebuilding/Real Estate - 1.0%
Lennar Corp. Tranche C term loan 5.6875% 5/2/07 (f)	BB+	4,987,374	4,987,374
Hotels - 2.0%
Extended Stay America, Inc. Tranche B term loan 5.18% 1/15/08 (f)	-	3,400,000	3,349,000
KSL Recreation Group, Inc. Tranche C term loan 5.2513% 12/21/06 (f)	-	2,000,000	1,920,000
La Quinta Properties, Inc. term loan 6.86% 5/31/03 (f)	Ba3	2,950,200	2,876,445
Starwood Hotels & Resorts Worldwide, Inc. Tranche II term loan 5.3888% 2/23/03 (f)	-	2,000,000	1,935,000
Wyndham International, Inc. term loan 7.375% 6/30/04 (f)	-	794,165	639,303
			10,719,748
Leisure - 1.7%
Six Flags Theme Park, Inc. Tranche B term loan 6.1733% 9/30/05 (f)	Ba2	8,750,000	8,760,938
Paper - 6.3%
Gaylord Container Corp. term loan 6.0838% 6/19/04 (f)	B2	2,600,638	2,574,632
Jefferson Smurfit Corp. Tranche B term loan 4.875% 3/31/07 (f)	-	6,500,000	6,508,125
Norske Skog Canada Ltd. Tranche B term loan 5.8466% 8/10/07 (f)	-	3,990,000	3,990,000
Packaging Corp. of America Tranche B term loan 4.59% 6/29/07 (f)	-	350,138	350,138
Potlatch Corp. term loan 5.25% 6/29/05 (f)	-	2,992,500	2,996,241
Riverwood International Corp. term loan 6.2927% 12/31/06 (f)	-	5,400,000	5,413,500
Stone Container Corp.:
Tranche C term loan 6.1875% 10/1/03 (f)	B+	1,826,969	1,813,267
Tranche D term loan 6.1875% 10/1/03 (f)	Ba3	4,290,997	4,290,997
Tranche E term loan 6.1875% 10/1/03 (f)	B+	5,368,509	5,328,245
			33,265,145
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Publishing/Printing - 2.4%
Advanstar Communications, Inc. Tranche B term loan 7% 10/11/07 (f)	-	$ 2,114,286	$ 1,797,143
CanWest Global Communications Corp.:
Tranche B term loan 7.07% 4/30/08 (f)	BB-	1,840,280	1,821,877
Tranche C term loan 7.32% 4/30/09 (f)	BB-	1,149,720	1,138,223
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B term loan 5.4362% 6/27/08 (f)	Ba3	2,493,750	2,493,750
Yell Finance BV Tranche C term loan 5.8425% 3/31/10 (f)	-	5,000,000	4,996,875
			12,247,868
Railroad - 0.7%
Kansas City Southern Railway Co.:
Tranche A term loan 5.1366% 12/30/05 (f)	Ba1	1,800,000	1,791,000
Tranche B term loan 5.3774% 12/29/06 (f)	Ba1	1,786,500	1,793,199
			3,584,199
Restaurants - 1.1%
Domino's, Inc.:
Tranche B term loan 6.125% 12/21/06 (f)	-	1,466,604	1,473,937
Tranche C term loan 6.375% 12/21/07 (f)	-	1,470,846	1,478,200
Travelcenters of America, Inc. term loan 5.8125% 11/14/08 (f)	Ba3	1,000,000	992,500
Tricon Global Restaurants, Inc. Tranche B term loan 3.2002% 10/2/02 (f)	Baa3	2,000,000	1,970,000
			5,914,637
Services - 1.7%
Iron Mountain, Inc. Tranche B term loan 6.2813% 2/28/06 (f)	-	8,968,727	9,035,992
Technology - 0.2%
DRS Technologies, Inc. term loan 5.5725% 9/30/08 (f)	Ba3	1,000,000	1,002,500
Telecommunications - 11.3%
American Tower LP:
Tranche A term loan 5.7116% 6/30/07 (f)	Ba3	3,750,000	3,393,750
Tranche B term loan 5.68% 12/31/07 (f)	-	1,000,000	920,000
Crown Castle Operating Co. Tranche B term loan 6.46% 3/15/08 (f)	Ba3	10,500,000	10,211,250
Nextel Finance Co.:
Tranche B term loan 6.9375% 6/30/08 (f)	Ba2	4,750,000	4,061,250
Tranche C term loan 7.1875% 12/31/08 (f)	Ba2	4,750,000	4,061,250
Tranche D term loan 6.5625% 3/31/09 (f)	-	1,000,000	832,500
Spectrasite Communications, Inc. Tranche B term loan 6.8722% 12/31/07 (f)	B1	2,500,000	2,125,000
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Telecommunications - continued
Sygnet Wireless, Inc.:
Tranche B term loan 5.27% 3/23/07 (f)	-	$ 592,409	$ 579,080
Tranche C term loan 6.1% 12/23/07 (f)	-	401,802	392,761
TeleCorp PCS, Inc. Tranche B term loan 5.97% 1/17/08 (f)	B2	4,000,000	3,970,000
Tritel Holding Corp. Tranche B term loan 7.66% 12/31/07 (f)	B2	4,000,000	3,960,000
Triton PCS, Inc. Tranche B term loan 5.5% 5/4/07 (f)	-	13,200,000	13,068,000
WCI Capital Corp. Tranche B term loan 11% 9/30/07 (d)(f)	B2	500,000	50,000
Western Wireless Corp.:
Tranche A term loan 4.07% 3/31/08 (f)	Ba2	8,500,000	8,223,750
Tranche B term loan 5.815% 9/30/08 (f)	Ba2	3,500,000	3,465,000
			59,313,591
Textiles & Apparel - 0.4%
Levi Strauss & Co. Tranche B term loan 5.6763% 8/29/03 (f)	BB+	953,188	893,614
Pillowtex Corp. Tranche A term loan 5.9744% 1/31/02 (f)	Caa2	982,882	314,522
The William Carter Co. Tranche B term loan 6.4841% 9/30/08 (f)	-	1,000,000	1,002,500
			2,210,636
TOTAL FLOATING RATE LOANS (Cost $394,953,413)			384,135,598
Nonconvertible Bonds - 8.0%

Air Transportation - 0.2%
Northwest Airlines, Inc. 8.375% 3/15/04	Ba3	970,000	$ 766,300
Chemicals - 0.3%
Methanex Corp. yankee 7.4% 8/15/02	Ba1	1,500,000	1,477,500
Electric Utilities - 1.6%
AES Corp. 8.75% 12/15/02	Ba1	2,000,000	2,035,000
CMS Energy Corp. 8.125% 5/15/02	Ba3	5,058,000	5,083,290
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	285,000	273,600
7.05% 3/1/24	B3	1,000,000	970,000
			8,361,890
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Energy - 1.0%
Chesapeake Energy Corp. 7.875% 3/15/04	B2	$ 1,000,000	$ 1,010,000
Forest Oil Corp. 10.5% 1/15/06	B1	1,000,000	1,057,500
HS Resources, Inc. 9.25% 11/15/06	Baa3	2,232,000	2,332,440
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	1,000,000	1,050,000
			5,449,940
Food/Beverage/Tobacco - 0.5%
Canandaigua Brands, Inc. 8.75% 12/15/03	Ba3	2,500,000	2,509,375
Gaming - 0.9%
Horseshoe Gaming LLC 9.375% 6/15/07	B+	3,000,000	3,165,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	2,000,000	1,780,000
			4,945,000
Paper - 0.5%
Container Corp. of America 9.75% 4/1/03	B2	2,650,000	2,703,000
Telecommunications - 3.0%
British Telecommunications PLC 4.445% 12/15/03 (f)	Baa1	5,000,000	5,056,750
France Telecom SA 5.1488% 3/14/03 (e)(f)	Baa1	4,000,000	4,030,800
VoiceStream Wireless Corp. 10.375% 11/15/09	Baa1	5,800,000	6,612,000
			15,699,550
TOTAL NONCONVERTIBLE BONDS (Cost $42,294,804)			41,912,555
Commercial Mortgage Securities - 0.4%
CS First Boston Mortgage Securities Corp. Series 2000-FL1 Class F, 6.083% 9/15/03 (e)(f)	Ba2	1,000,000	968,834
Nomura Depositor Trust Series 1998-ST1 Class B1, 5.2375% 1/15/03 (e)(f)	-	1,000,000	987,500
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,954,149)			1,956,334
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	11	6
Money Market Funds - 18.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.81% (c)	32,988,648	$ 32,988,648
Fidelity Money Market Central Fund, 2.96% (c)	66,427,171	66,427,171
TOTAL MONEY MARKET FUNDS (Cost $99,415,819)		99,415,819
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $538,618,185)		527,420,312
NET OTHER ASSETS - (0.3)%		(1,363,293)
NET ASSETS - 100%		$ 526,057,019
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,987,134 or 1.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.6%	AAA, AA, A	1.5%
Baa	4.0%	BBB	1.9%
Ba	29.3%	BB	19.0%
B	6.7%	B	13.1%
Caa	0.4%	CCC	0.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.1%
The percentage not rated by Moody's or S&P amounted to 35.5%. FMR has determined that unrated debt securities that are lower quality account for 35.5% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $507,527,950 and $151,083,319, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $9,028,000. The weighted average interest rate was 5.75%. At period end there were no bank borrowings outstanding.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $538,580,622. Net unrealized depreciation aggregated $11,160,310, of which $706,047 related to appreciated investment securities and $11,866,357 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $596,000 of which $5,000 and $591,000 will expire on October 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (cost $538,618,185) - See accompanying schedule		$ 527,420,312
Cash		118,198
Receivable for investments sold		3,233,047
Receivable for fund shares sold		1,350,897
Interest receivable		3,569,982
Redemption fees receivable		10
Total assets		535,692,446
Liabilities
Payable for investments purchased	$ 6,637,752
Payable for fund shares redeemed	1,587,433
Distributions payable	551,895
Accrued management fee	435,004
Distribution fees payable	280,324
Other payables and accrued expenses	143,019
Total liabilities		9,635,427
Net Assets		$ 526,057,019
Net Assets consist of:
Paid in capital		$ 537,907,039
Distributions in excess of net investment income		(66,156)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(585,991)
Net unrealized appreciation (depreciation) on investments		(11,197,873)
Net Assets		$ 526,057,019

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,806,010 ÷ 4,205,480 shares)	$9.70
Maximum offering price per share (100/96.25 of $9.70)	$10.08
Class T: Net Asset Value and redemption price per share ($75,671,288 ÷ 7,805,345 shares)	$9.69
Maximum offering price per share (100/97.25 of $9.69)	$9.96
Class B: Net Asset Value and offering price per share ($124,540,836 ÷ 12,846,270 shares) A	$9.69
Class C: Net Asset Value and offering price per share ($277,671,350 ÷ 28,619,887 shares) A	$9.70
Institutional Class: Net Asset Value, offering price and redemption price per share ($7,367,535 ÷ 760,062 shares)	$9.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 24,634,605
Expenses
Management fee	$ 2,410,694
Transfer agent fees	530,004
Distribution fees	2,217,856
Accounting fees and expenses	177,434
Non-interested trustees' compensation	1,031
Custodian fees and expenses	21,313
Registration fees	219,452
Audit	41,395
Legal	2,185
Interest	1,442
Miscellaneous	30,388
Total expenses before reductions	5,653,194
Expense reductions	(470,982)	5,182,212
Net investment income		19,452,393
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(593,368)
Change in net unrealized appreciation (depreciation) on investment securities		(10,962,666)
Net gain (loss)		(11,556,034)
Net increase (decrease) in net assets resulting from operations		$ 7,896,359

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	August 16, 2000 (commencement of operations) to October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 19,452,393	$ 808,453
Net realized gain (loss)	(593,368)	(5,558)
Change in net unrealized appreciation (depreciation)	(10,962,666)	(235,207)
Net increase (decrease) in net assets resulting from operations	7,896,359	567,688
Distributions to shareholders from net investment income	(19,469,482)	(791,456)
Share transactions - net increase (decrease)	430,904,132	106,824,265
Redemption fees	119,868	5,645
Total increase (decrease) in net assets	419,450,877	106,606,142
Net Assets
Beginning of period	106,606,142	-
End of period (including under (over) distribution of net investment income of $(66,156) and $16,139, respectively)	$ 526,057,019	$ 106,606,142

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income E	.580	.136
Net realized and unrealized gain (loss)	(.185)	(.047)
Total from investment operations	.395	.089
Less Distributions
From net investment income	(.638)	(.150)
Redemption fees added to paid in capital	.003	.001
Net asset value, end of period	$ 9.700	$ 9.940
Total Return B, C, D	4.08%	0.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14%	1.75% A
Expenses net of voluntary waivers, if any	.99%	.78% A
Expenses net of all reductions	.98%	.78% A
Net investment income	5.93%	7.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,806	$ 9,409
Portfolio turnover rate	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income E	.573	.131
Net realized and unrealized gain (loss)	(.195)	(.045)
Total from investment operations	.378	.086
Less Distributions
From net investment income	(.631)	(.147)
Redemption fees added to paid in capital	.003	.001
Net asset value, end of period	$ 9.690	$ 9.940
Total Return B, C, D	3.90%	0.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.06%	.93% A
Expenses net of all reductions	1.06%	.93% A
Net investment income	5.86%	7.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,671	$ 24,571
Portfolio turnover rate	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income E	.525	.134
Net realized and unrealized gain (loss)	(.194)	(.056)
Total from investment operations	.331	.078
Less Distributions
From net investment income	(.584)	(.139)
Redemption fees added to paid in capital	.003	.001
Net asset value, end of period	$ 9.690	$ 9.940
Total Return B, C, D	3.42%	0.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.54%	1.23% A
Expenses net of all reductions	1.54%	1.23% A
Net investment income	5.38%	6.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,541	$ 24,044
Portfolio turnover rate	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income E	.516	.125
Net realized and unrealized gain (loss)	(.184)	(.051)
Total from investment operations	.332	.074
Less Distributions
From net investment income	(.575)	(.135)
Redemption fees added to paid in capital	.003	.001
Net asset value, end of period	$ 9.700	$ 9.940
Total Return B, C, D	3.42%	0.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.64%	1.44% A
Expenses net of all reductions	1.63%	1.44% A
Net investment income	5.28%	6.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,671	$ 47,708
Portfolio turnover rate	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income D	.590	.151
Net realized and unrealized gain (loss)	(.193)	(.058)
Total from investment operations	.397	.093
Less Distributions
From net investment income	(.650)	(.154)
Redemption fees added to paid in capital	.003	.001
Net asset value, end of period	$ 9.690	$ 9.940
Total Return B, C	4.11%	0.94%
Ratios to Average Net Assets F
Expenses before expense reductions	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.87%	.49% A
Expenses net of all reductions	.87%	.49% A
Net investment income	6.05%	7.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,368	$ 875
Portfolio turnover rate	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Income. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a separate Distribution and Service Fee based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 46,113	$ 25
Class T	0%	.25%	139,581	-
Class B	.55%	.15%	571,909	449,355
Class C	.55%	.25%	1,460,253	1,269,802
			$ 2,217,856	$ 1,719,182

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 223,382	$ 157,264
Class T	214,825	110,795
Class B	242,967	242,967*
Class C	324,041	324,041*
	$ 1,005,215	$ 835,067

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 54,534.18
Class T	87,246.16
Class B	122,664.15
Class C	255,779.14
Institutional Class	9,781.21
	$ 530,004

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,713,735 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	0.60% - 1.10%	$ 47,921
Class T	0.70% - 1.20%	89,590
Class B	1.15% - 1.65%	100,539
Class C	1.25% - 1.75%	212,827
Institutional Class	0.45% - 0.95%	7,231
		$ 458,108

Certain security trades were directed to brokers who paid $63 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $12,811.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2001	August 16, 2000 (commencement of operations) to October 31, 2000
From net investment income
Class A	$ 1,835,119	$ 64,668
Class T	3,362,110	160,974
Class B	4,385,950	230,804
Class C	9,604,473	325,083
Institutional Class	281,830	9,927
Total	$ 19,469,482	$ 791,456

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended October 31,	August 16, 2000 (commencement of operations) to October 31,	Year ended October 31,	August 16, 2000 (commencement of operations) to October 31,
	2001	2000	2001	2000

Class A Shares sold	5,712,613	956,032	$ 56,451,901	$ 9,517,522
Reinvestment of distributions	130,830	5,713	1,288,707	56,832
Shares redeemed	(2,584,255)	(15,453)	(25,386,651)	(153,810)
Net increase (decrease)	3,259,188	946,292	$ 32,353,957	$ 9,420,544
Class T Shares sold	8,802,626	2,479,164	$ 86,966,420	$ 24,685,030
Reinvestment of distributions	275,759	13,624	2,716,071	135,516
Shares redeemed	(3,744,724)	(21,104)	(36,842,093)	(209,675)
Net increase (decrease)	5,333,661	2,471,684	$ 52,840,398	$ 24,610,871
Class B Shares sold	12,461,747	2,777,776	$ 123,153,366	$ 27,690,876
Reinvestment of distributions	295,527	20,634	2,908,521	205,302
Shares redeemed	(2,330,352)	(379,062)	(22,928,182)	(3,767,960)
Net increase (decrease)	10,426,922	2,419,348	$ 103,133,705	$ 24,128,218
Class C Shares sold	29,105,787	4,923,527	$ 287,795,662	$ 49,034,923
Reinvestment of distributions	694,447	28,548	6,840,269	283,958
Shares redeemed	(5,978,232)	(154,190)	(58,711,140)	(1,532,861)
Net increase (decrease)	23,822,002	4,797,885	$ 235,924,791	$ 47,786,020
Institutional Class Shares sold	1,032,825	89,211	$ 10,191,439	$ 890,224
Reinvestment of distributions	17,644	843	173,891	8,388
Shares redeemed	(378,453)	(2,008)	(3,714,049)	(20,000)
Net increase (decrease)	672,016	88,046	$ 6,651,281	$ 878,612

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund, (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian, brokers and agent banks. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

Annual Report

Distributions

A total of .03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AFR-ANN-1201 150249
1.750077.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Institutional Class

Annual Report

October 31, 2001

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity® Adv Floating Rate High Income - Inst CL	4.11%	5.09%
CSFB Leveraged Loan Plus	0.94%	1.57%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - Inst CL	4.11%	4.19%
CSFB Leveraged Loan Plus	0.94%	1.30%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Floating Rate High Income Fund - Institutional Class on August 16, 2000, when the fund started. As the chart shows, by October 31, 2001, the value of the investment would have grown to $10,509 - a 5.09% increase on the initial investment. For comparison, look at how the CSFB Leveraged Loan Index Plus did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,157 - a 1.57% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Institutional Class
Performance - continued

Total Return Components

	Year ended October 31,	August 16, 2000 (commencement of operations) to October 31,
	2001	2000
Dividend returns	6.62%	1.54%
Capital returns	-2.51%	-0.60%
Total returns	4.11%	0.94%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.15¢	27.53¢	65.00¢
Annualized dividend rate	5.04%	5.56%	6.59%
30-day annualized yield	6.31%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.70 over the past one month, $9.83 over the past six months and $9.87 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The leveraged loan market, as measured by the CSFB Leveraged Loan Index Plus, generated a 0.94% return during the 12-month period that ended October 31, 2001. Leveraged loans benefited from the combination of seniority, security and floating rates, which helped reduce their price volatility as the capital markets witnessed deteriorating credit quality and plummeting interest rates. Moody's Investors Service's trailing 12-month default rate - a measure of the percentage of companies unable to service their debt - stood at 9.5% at the end of the period, up from 8.9% six months ago and 6.2% a year earlier. The demand for leveraged loans continued to outpace supply, adding a level of support to the market. The supply of new issues declined 26.5% year-over-year. That was due in large part to a slowdown in merger and acquisition activity and heightened investor concerns surrounding the fundamentals of the telecommunications sector. However, demand strengthened as investors sought refuge from the turbulent stock and high-yield bond markets. At the end of the period, the 90-day London Interbank Offered Rate (LIBOR) was approximately 2.2%, suggesting a BB-rated bank debt yield of around 6.0%. Because the coupons on leveraged loans are reset quarterly, the floating rate feature helped limit the effects of interest-rate fluctuations.

(Portfolio Manager photograph)
An interview with Christine McConnell, Portfolio Manager of Fidelity Advisor Floating Rate High Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period that ended October 31, 2001, the fund's Institutional Class shares provided a total return of 4.11%. The fund's benchmark, the CSFB Leveraged Loan Index Plus, returned 0.94%.

Q. Why did the fund outpace its benchmark so significantly during the past 12 months?

A. The fund benefited from its defensive positioning. When the period began in late 2000, I saw definite signs of an approaching economic downturn. Consequently, I looked to add investments to the fund that appeared more likely to hold up in the face of a weakening economy. These securities generally shared a number of characteristics, such as having a strong collateral backing, belonging to defensive industries that generally have tended to perform well during bad economic times, and issuance by companies with solid business plans and relatively large market capitalizations. Investing in such issuers helped add stability to the fund during an uncertain market environment. The fund also focused on diversification among both issuers and industries.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were some of the defensive industries you invested in during the period?

A. As of October 31, 2001, the fund's second-largest area of investment was in the cable-TV sector, which I saw as an attractive opportunity amid recent economic weakness. Cable companies are perceived to offer strong, liquid collateral protection and a history of generating stable earnings and consistent cash flows. While some of the fund's cable holdings performed well during the period, the fund's largest position, Charter Communications, came under increased pressure and performed worse than expected. Investors were concerned about the company's pending management changes as well as the expectation of a general slowing in the growth of cable advertising revenues. Beyond cable, the fund also was well represented in the asset-intensive paper and chemical sectors. We looked for businesses that had strong asset coverage despite lower earnings related to an economic downturn. Other defensive industries we looked to during the past 12 months included food and tobacco and electric utilities. Food and tobacco businesses benefited from their solid cash flows despite a slow economy, while utilities benefited from the presence of strong assets backing their debt. Pacific Gas & Electric was one such company that helped fund returns. The California-based company continued to successfully restructure after last year's state energy crisis.

Q. Telecommunications companies are active in the leveraged loan market. Did you invest in this area?

A. Yes, I did. But consistent with the fund's defensive positioning, I emphasized those telecom companies that appeared to be best placed for success. In particular, these were wireless communications businesses, such as Triton PCS, the fund's third-largest holding and a strong performer during the past 12 months. In my opinion, wireless businesses offered the key benefit of owning extremely valuable spectrum rights that, if liquidated, can be used to pay its bank debt. In general, we favored wireless companies over other types of telecoms, such as broadband, which has suffered from overbuilding and lower-than-expected consumer demand.

Q. What do you see ahead, Christine?

A. In the short term, I envision continued economic weakness, with corporate profits continuing to slow during the next quarter or two. The fallout from the recent September 11 attacks only added uncertainty to an already uncertain market. Yet there are some positive signs for the economy as well. The Federal Reserve Board has actively cut interest rates, energy prices have eased and the government is considering a large economic stimulus package. While these efforts may bear fruit down the road, in my opinion the prudent path for the foreseeable future is to continue to manage the fund defensively and focus on securities offering good collateral protection. I believe the current market turmoil has created attractive investment values at reasonable levels of risk. I plan to continue searching for the best leveraged-loan opportunities available while keeping an eye on the economic situation and making any adjustments as needed.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income

Start date: August 16, 2000

Size: as of October 31, 2001, more than $526 million

Manager: Christine McConnell, since inception; joined Fidelity in 1987

3

Christine McConnell on why leveraged loans offer potential benefits during an economic slowdown:

"One of the attractive features of investing in leveraged loans is that the loans are senior. This means that if an issuer encounters difficulty, holders of senior loans get first claim on their assets, before other bond and stockholders do. This is an especially beneficial characteristic during a time when companies are experiencing sharply slower earnings. It adds a measure of stability to leveraged loans that's often unavailable with other types of investments.

"Also, leveraged loans, unlike other types of fixed-income securities, are less sensitive to changes in interest rates. That's important in a year such as 2001, during which the Fed has already cut interest rates nine times. As floating rate debt, leveraged loans see their interest rate reset every quarter to match the existing 90-day London Interbank Offered Rate (LIBOR), plus a premium ranging from 2.5% to 3.75%.

"Although there is certainly the risk that interest rates will go down further from current low levels, the historic average for LIBOR is significantly higher than the current rate. At some point, I'd expect we'd deviate back to that historical level. Unlike fixed-rate investments, variable-rate investments perform well in an increasing rate environment, since the interest rate offered is constantly recalculated to reflect new conditions."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications Operating LLC	4.7	4.6
Century Cable Holdings LLC	2.7	1.6
Triton PCS, Inc.	2.5	2.3
Western Wireless Corp.	2.3	3.1
Stone Container Corp.	2.2	2.0
	14.4
Top Five Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	14.3	24.8
Cable TV	10.5	8.0
Paper	6.8	3.7
Healthcare	4.6	4.5
Chemicals	4.5	6.2
Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.6	3.1
Baa	4.0	1.8
Ba	31.7	27.9
B	9.0	11.1
Caa, Ca, C	0.4	0.4
Not Rated	35.5	32.4

Table excludes short-term investments. Where Moody's ratings are not available, we have used
S&P® ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2001 and April 30, 2001 account for 35.5% and 32.4% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Floating Rate Loans 73.0%		Floating Rate Loans 70.1%
	Nonconvertible Bonds 8.0%		Nonconvertible Bonds 8.1%
	Other Investments 0.4%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 18.6%		Short-Term Investments and Net Other Assets 21.6%
* Foreign investments	4.5%	** Foreign investments	3.6%

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Floating Rate Loans (g) - 73.0%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Automotive - 1.3%
Hayes Lemmerz International, Inc. term loan 9.5% 12/15/05 (f)	B2	$ 2,000,000	$ 1,480,000
SPX Corp.:
Tranche B term loan 4.9483% 12/31/06 (f)	Ba2	1,492,405	1,473,750
Tranche C term loan 6.25% 12/31/07 (f)	-	3,977,512	3,937,737
			6,891,487
Broadcasting - 4.4%
Citadel Broadcasting Co. Tranche B term loan 5.04% 4/3/09 (f)	-	7,000,000	7,017,500
Emmis Communications Corp. Tranche B term loan 5.9057% 8/31/09 (f)	Ba2	2,923,541	2,835,834
LIN Television Corp. Tranche B term loan 5.44% 9/30/07 (f)	-	1,834,638	1,825,465
Sinclair Broadcast Group, Inc. term loan 6.6% 9/30/09 (f)	Ba2	3,000,000	2,932,500
Telemundo Group, Inc. Tranche B term loan 6.7163% 5/15/08 (f)	-	6,000,000	5,970,000
Young Broadcasting, Inc. Tranche B term loan 7.0625% 12/31/06 (f)	-	2,873,894	2,816,416
			23,397,715
Building Materials - 0.2%
Collins & Aikman Floorcoverings, Inc. Tranche B term loan 7.1456% 1/25/08 (f)	-	974,375	954,887
Cable TV - 10.5%
Century Cable Holdings LLC Tranche B term loan:
5.35% 12/31/09 (f)	-	10,750,000	10,400,625
5.9% 6/30/09 (f)	-	4,000,000	3,870,000
Charter Communication Operating LLC:
term loan 4.94% 9/18/08 (f)	-	4,500,000	4,365,000
Tranche B term loan 4.87% 3/18/08 (f)	Ba3	21,000,000	20,474,994
Insight Midwest Holdings LLC Tranche B term loan 5.5% 12/31/09 (f)	-	6,000,000	5,940,000
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 4.9185% 9/30/10 (f)	BB+	4,000,000	3,960,000
Pegasus Media & Communications, Inc. Tranche B term loan 6.125% 4/30/05 (f)	-	6,952,487	6,500,576
			55,511,195
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Capital Goods - 1.5%
Acterna LLC Tranche B term loan 5.8413% 9/30/07 (f)	-	$ 482,393	$ 332,851
Blount, Inc. Tranche B term loan 6.661% 6/30/06 (f)	B1	704,248	637,344
Flowserve Corp. Tranche B term loan 5.9386% 6/30/08 (f)	-	3,989,464	3,989,464
Manitowoc Co., Inc. Tranche B term loan 5.385% 5/9/07 (f)	Ba2	1,995,000	1,980,038
Terex Corp. Tranche B term loan 6.25% 3/6/05 (f)	-	1,000,000	987,500
			7,927,197
Chemicals - 4.2%
CP Kelco:
Tranche B term loan 6.3413% 3/31/08 (f)	B1	523,296	460,501
Tranche C term loan 6.5913% 9/30/08 (f)	B1	174,870	153,886
Equistar Chemicals LP/Equistar Funding Corp. term loan 6.5% 8/24/07 (f)	Baa3	1,000,000	985,000
Geo Specialty Chemicals, Inc. Tranche B term loan 6.625% 12/31/07 (f)	-	2,350,000	2,314,750
Huntsman Corp. Tranche C term loan 9.75% 12/31/05 (f)	-	3,000,000	1,410,000
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.6528% 6/30/07 (f)	-	1,237,374	1,175,505
Tranche C term loan 5.6875% 6/30/08 (f)	-	1,237,374	1,175,505
ISP Chemicals, Inc./ISP Technologies, Inc. term loan 5.9388% 6/27/08 (f)	Ba2	997,500	972,563
Lyondell Chemical Co. sr. secured Tranche E term loan 7.2949% 5/17/06 (f)	Ba3	3,739,123	3,524,124
Messer Griesheim Holding AG:
Tranche B2 term loan 6.4188% 4/28/09 (f)	-	701,626	699,872
Tranche C2 term loan 6.916% 4/28/10 (f)	-	1,298,374	1,295,128
Millennium America, Inc. term loan 6.1875% 6/18/06 (f)	Ba1	3,500,000	3,465,000
PMD Group, Inc. Tranche B term loan 6.4783% 9/30/08 (f)	-	2,985,000	2,887,988
Resolution Performance Products LLC Tranche B term loan 7.1767% 11/14/08 (f)	Ba3	1,954,140	1,929,714
			22,449,536
Consumer Products - 2.4%
Armkel LLC Tranche B term loan 5.6875% 3/28/09 (f)	Ba3	1,000,000	1,003,750
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Consumer Products - continued
Church & Dwight, Inc. Tranche B term loan 5.1375% 9/30/07 (f)	Ba2	$ 2,000,000	$ 2,005,000
Playtex Products, Inc. Tranche B term loan 6.2625% 5/31/09 (f)	Ba3	3,993,000	4,002,983
Sealy Mattress Co.:
Tranche B term loan 5.3125% 12/15/04 (f)	Ba3	1,509,322	1,494,229
Tranche C term loan 5.5625% 12/15/05 (f)	Ba3	1,088,188	1,077,306
Tranche D term loan 5.8125% 12/15/06 (f)	Ba3	1,390,974	1,377,065
The Scotts Co. Tranche B term loan 5.6664% 12/31/07 (f)	Ba3	1,746,635	1,751,001
			12,711,334
Containers - 1.2%
Ball Corp. Tranche B term loan 4.5% 3/10/06 (f)	Ba2	989,822	989,822
Owens-Illinois, Inc. term loan 4.9378% 3/31/04 (f)	-	3,438,234	3,197,558
U.S. Can Corp. Tranche B term loan 6.35% 10/4/08 (f)	-	2,187,778	1,990,878
			6,178,258
Diversified Financial Services - 0.7%
Interpool, Inc. term loan 4.375% 10/24/02 (f)	-	2,584,183	2,584,183
United Rentals, Inc. term loan 5.3939% 10/7/07 (f)	-	995,000	985,050
			3,569,233
Diversified Media - 0.5%
Lamar Media Corp. Tranche B term loan 4.8125% 8/1/06 (f)	Ba2	2,493,750	2,487,516
Electric Utilities - 2.0%
AES New York Funding Tranche B term loan 5.26% 5/14/02 (f)	-	10,500,000	10,408,125
Energy - 1.4%
Dresser, Inc. Tranche B term loan 6.19% 4/10/09 (f)	-	3,990,000	3,999,975
PMC (Nova Scotia) Co. term loan 4.83% 5/5/06 (f)	-	3,000,000	3,000,000
			6,999,975
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Environmental - 2.1%
Allied Waste North America, Inc.:
Tranche B term loan 6.0212% 7/21/06 (f)	Ba3	$ 4,521,387	$ 4,498,780
Tranche C term loan 6.0913% 7/21/07 (f)	Ba3	5,425,664	5,398,536
Stericycle, Inc. Tranche B term loan 5.24% 9/5/07 (f)	-	1,000,000	1,001,250
			10,898,566
Food and Drug Retail - 2.7%
Duane Reade, Inc. Tranche B term loan 4.9378% 2/15/07 (f)	-	3,672,838	3,645,291
Rite Aid Corp. Tranche A term loan 6.0221% 6/27/05 (f)	B1	11,000,000	10,780,000
			14,425,291
Food/Beverage/Tobacco - 3.3%
Commonwealth Brands, Inc. term loan 6.0625% 12/31/04 (f)	-	2,595,000	2,588,513
Cott Corp. term loan 5.6019% 12/31/06 (f)	Ba3	1,930,000	1,944,475
Del Monte Corp. term loan 5.5935% 3/31/08 (f)	Ba3	9,950,000	10,024,625
UST, Inc. Tranche B term loan 5.0625% 2/16/05 (f)	A2	2,974,962	2,989,837
			17,547,450
Gaming - 1.2%
Alliance Gaming Corp. Tranche B term loan 6.83% 12/21/06 (f)	-	4,000,000	3,980,000
Ameristar Casinos, Inc.:
Tranche B term loan 6.375% 12/20/06 (f)	Ba3	535,762	534,423
Ameristar Casinos, Inc.: - continued
Tranche C term loan 6.625% 12/20/07 (f)	Ba3	459,225	458,077
Argosy Gaming Co. Tranche B term loan 5.205% 7/31/08 (f)	Ba2	1,695,750	1,695,750
			6,668,250
Healthcare - 4.6%
Alliance Imaging, Inc.:
Tranche B term loan 5.7635% 11/2/07 (f)	B+	1,369,468	1,366,044
Tranche C term loan 6.0047% 11/2/08 (f)	B+	602,722	601,215
Alpharma, Inc. Tranche B term loan 5.79% 7/31/08 (f)	-	1,000,000	996,250
Apria Healthcare Group, Inc. Tranche B term loan 5.5657% 7/20/07 (f)	-	1,000,000	997,500
Caremark Rx, Inc. term loan 5.35% 3/15/06 (f)	-	990,000	994,950
DaVita, Inc. Tranche B term loan 7% 3/31/06 (f)	-	3,161,985	3,169,890
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Healthcare - continued
Genesis Health Ventuers, Inc.(OLD) Tranche B term loan 0% 5/1/07 (f)	Ba3	$ 3,000,000	$ 3,007,500
Triad Hospitals, Inc. Tranche B term loan 6.53% 9/30/08 (f)	-	10,000,000	10,062,500
Unilab Corp. Tranche B term loan 5.9375% 11/23/06 (f)	B1	2,878,302	2,871,106
			24,066,955
Homebuilding/Real Estate - 1.0%
Lennar Corp. Tranche C term loan 5.6875% 5/2/07 (f)	BB+	4,987,374	4,987,374
Hotels - 2.0%
Extended Stay America, Inc. Tranche B term loan 5.18% 1/15/08 (f)	-	3,400,000	3,349,000
KSL Recreation Group, Inc. Tranche C term loan 5.2513% 12/21/06 (f)	-	2,000,000	1,920,000
La Quinta Properties, Inc. term loan 6.86% 5/31/03 (f)	Ba3	2,950,200	2,876,445
Starwood Hotels & Resorts Worldwide, Inc. Tranche II term loan 5.3888% 2/23/03 (f)	-	2,000,000	1,935,000
Wyndham International, Inc. term loan 7.375% 6/30/04 (f)	-	794,165	639,303
			10,719,748
Leisure - 1.7%
Six Flags Theme Park, Inc. Tranche B term loan 6.1733% 9/30/05 (f)	Ba2	8,750,000	8,760,938
Paper - 6.3%
Gaylord Container Corp. term loan 6.0838% 6/19/04 (f)	B2	2,600,638	2,574,632
Jefferson Smurfit Corp. Tranche B term loan 4.875% 3/31/07 (f)	-	6,500,000	6,508,125
Norske Skog Canada Ltd. Tranche B term loan 5.8466% 8/10/07 (f)	-	3,990,000	3,990,000
Packaging Corp. of America Tranche B term loan 4.59% 6/29/07 (f)	-	350,138	350,138
Potlatch Corp. term loan 5.25% 6/29/05 (f)	-	2,992,500	2,996,241
Riverwood International Corp. term loan 6.2927% 12/31/06 (f)	-	5,400,000	5,413,500
Stone Container Corp.:
Tranche C term loan 6.1875% 10/1/03 (f)	B+	1,826,969	1,813,267
Tranche D term loan 6.1875% 10/1/03 (f)	Ba3	4,290,997	4,290,997
Tranche E term loan 6.1875% 10/1/03 (f)	B+	5,368,509	5,328,245
			33,265,145
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Publishing/Printing - 2.4%
Advanstar Communications, Inc. Tranche B term loan 7% 10/11/07 (f)	-	$ 2,114,286	$ 1,797,143
CanWest Global Communications Corp.:
Tranche B term loan 7.07% 4/30/08 (f)	BB-	1,840,280	1,821,877
Tranche C term loan 7.32% 4/30/09 (f)	BB-	1,149,720	1,138,223
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B term loan 5.4362% 6/27/08 (f)	Ba3	2,493,750	2,493,750
Yell Finance BV Tranche C term loan 5.8425% 3/31/10 (f)	-	5,000,000	4,996,875
			12,247,868
Railroad - 0.7%
Kansas City Southern Railway Co.:
Tranche A term loan 5.1366% 12/30/05 (f)	Ba1	1,800,000	1,791,000
Tranche B term loan 5.3774% 12/29/06 (f)	Ba1	1,786,500	1,793,199
			3,584,199
Restaurants - 1.1%
Domino's, Inc.:
Tranche B term loan 6.125% 12/21/06 (f)	-	1,466,604	1,473,937
Tranche C term loan 6.375% 12/21/07 (f)	-	1,470,846	1,478,200
Travelcenters of America, Inc. term loan 5.8125% 11/14/08 (f)	Ba3	1,000,000	992,500
Tricon Global Restaurants, Inc. Tranche B term loan 3.2002% 10/2/02 (f)	Baa3	2,000,000	1,970,000
			5,914,637
Services - 1.7%
Iron Mountain, Inc. Tranche B term loan 6.2813% 2/28/06 (f)	-	8,968,727	9,035,992
Technology - 0.2%
DRS Technologies, Inc. term loan 5.5725% 9/30/08 (f)	Ba3	1,000,000	1,002,500
Telecommunications - 11.3%
American Tower LP:
Tranche A term loan 5.7116% 6/30/07 (f)	Ba3	3,750,000	3,393,750
Tranche B term loan 5.68% 12/31/07 (f)	-	1,000,000	920,000
Crown Castle Operating Co. Tranche B term loan 6.46% 3/15/08 (f)	Ba3	10,500,000	10,211,250
Nextel Finance Co.:
Tranche B term loan 6.9375% 6/30/08 (f)	Ba2	4,750,000	4,061,250
Tranche C term loan 7.1875% 12/31/08 (f)	Ba2	4,750,000	4,061,250
Tranche D term loan 6.5625% 3/31/09 (f)	-	1,000,000	832,500
Spectrasite Communications, Inc. Tranche B term loan 6.8722% 12/31/07 (f)	B1	2,500,000	2,125,000
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Telecommunications - continued
Sygnet Wireless, Inc.:
Tranche B term loan 5.27% 3/23/07 (f)	-	$ 592,409	$ 579,080
Tranche C term loan 6.1% 12/23/07 (f)	-	401,802	392,761
TeleCorp PCS, Inc. Tranche B term loan 5.97% 1/17/08 (f)	B2	4,000,000	3,970,000
Tritel Holding Corp. Tranche B term loan 7.66% 12/31/07 (f)	B2	4,000,000	3,960,000
Triton PCS, Inc. Tranche B term loan 5.5% 5/4/07 (f)	-	13,200,000	13,068,000
WCI Capital Corp. Tranche B term loan 11% 9/30/07 (d)(f)	B2	500,000	50,000
Western Wireless Corp.:
Tranche A term loan 4.07% 3/31/08 (f)	Ba2	8,500,000	8,223,750
Tranche B term loan 5.815% 9/30/08 (f)	Ba2	3,500,000	3,465,000
			59,313,591
Textiles & Apparel - 0.4%
Levi Strauss & Co. Tranche B term loan 5.6763% 8/29/03 (f)	BB+	953,188	893,614
Pillowtex Corp. Tranche A term loan 5.9744% 1/31/02 (f)	Caa2	982,882	314,522
The William Carter Co. Tranche B term loan 6.4841% 9/30/08 (f)	-	1,000,000	1,002,500
			2,210,636
TOTAL FLOATING RATE LOANS (Cost $394,953,413)			384,135,598
Nonconvertible Bonds - 8.0%

Air Transportation - 0.2%
Northwest Airlines, Inc. 8.375% 3/15/04	Ba3	970,000	$ 766,300
Chemicals - 0.3%
Methanex Corp. yankee 7.4% 8/15/02	Ba1	1,500,000	1,477,500
Electric Utilities - 1.6%
AES Corp. 8.75% 12/15/02	Ba1	2,000,000	2,035,000
CMS Energy Corp. 8.125% 5/15/02	Ba3	5,058,000	5,083,290
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	285,000	273,600
7.05% 3/1/24	B3	1,000,000	970,000
			8,361,890
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Energy - 1.0%
Chesapeake Energy Corp. 7.875% 3/15/04	B2	$ 1,000,000	$ 1,010,000
Forest Oil Corp. 10.5% 1/15/06	B1	1,000,000	1,057,500
HS Resources, Inc. 9.25% 11/15/06	Baa3	2,232,000	2,332,440
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	1,000,000	1,050,000
			5,449,940
Food/Beverage/Tobacco - 0.5%
Canandaigua Brands, Inc. 8.75% 12/15/03	Ba3	2,500,000	2,509,375
Gaming - 0.9%
Horseshoe Gaming LLC 9.375% 6/15/07	B+	3,000,000	3,165,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	2,000,000	1,780,000
			4,945,000
Paper - 0.5%
Container Corp. of America 9.75% 4/1/03	B2	2,650,000	2,703,000
Telecommunications - 3.0%
British Telecommunications PLC 4.445% 12/15/03 (f)	Baa1	5,000,000	5,056,750
France Telecom SA 5.1488% 3/14/03 (e)(f)	Baa1	4,000,000	4,030,800
VoiceStream Wireless Corp. 10.375% 11/15/09	Baa1	5,800,000	6,612,000
			15,699,550
TOTAL NONCONVERTIBLE BONDS (Cost $42,294,804)			41,912,555
Commercial Mortgage Securities - 0.4%
CS First Boston Mortgage Securities Corp. Series 2000-FL1 Class F, 6.083% 9/15/03 (e)(f)	Ba2	1,000,000	968,834
Nomura Depositor Trust Series 1998-ST1 Class B1, 5.2375% 1/15/03 (e)(f)	-	1,000,000	987,500
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,954,149)			1,956,334
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	11	6
Money Market Funds - 18.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.81% (c)	32,988,648	$ 32,988,648
Fidelity Money Market Central Fund, 2.96% (c)	66,427,171	66,427,171
TOTAL MONEY MARKET FUNDS (Cost $99,415,819)		99,415,819
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $538,618,185)		527,420,312
NET OTHER ASSETS - (0.3)%		(1,363,293)
NET ASSETS - 100%		$ 526,057,019
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,987,134 or 1.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.6%	AAA, AA, A	1.5%
Baa	4.0%	BBB	1.9%
Ba	29.3%	BB	19.0%
B	6.7%	B	13.1%
Caa	0.4%	CCC	0.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.1%
The percentage not rated by Moody's or S&P amounted to 35.5%. FMR has determined that unrated debt securities that are lower quality account for 35.5% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $507,527,950 and $151,083,319, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $9,028,000. The weighted average interest rate was 5.75%. At period end there were no bank borrowings outstanding.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $538,580,622. Net unrealized depreciation aggregated $11,160,310, of which $706,047 related to appreciated investment securities and $11,866,357 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $596,000 of which $5,000 and $591,000 will expire on October 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (cost $538,618,185) - See accompanying schedule		$ 527,420,312
Cash		118,198
Receivable for investments sold		3,233,047
Receivable for fund shares sold		1,350,897
Interest receivable		3,569,982
Redemption fees receivable		10
Total assets		535,692,446
Liabilities
Payable for investments purchased	$ 6,637,752
Payable for fund shares redeemed	1,587,433
Distributions payable	551,895
Accrued management fee	435,004
Distribution fees payable	280,324
Other payables and accrued expenses	143,019
Total liabilities		9,635,427
Net Assets		$ 526,057,019
Net Assets consist of:
Paid in capital		$ 537,907,039
Distributions in excess of net investment income		(66,156)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(585,991)
Net unrealized appreciation (depreciation) on investments		(11,197,873)
Net Assets		$ 526,057,019

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,806,010 ÷ 4,205,480 shares)	$9.70
Maximum offering price per share (100/96.25 of $9.70)	$10.08
Class T: Net Asset Value and redemption price per share ($75,671,288 ÷ 7,805,345 shares)	$9.69
Maximum offering price per share (100/97.25 of $9.69)	$9.96
Class B: Net Asset Value and offering price per share ($124,540,836 ÷ 12,846,270 shares) A	$9.69
Class C: Net Asset Value and offering price per share ($277,671,350 ÷ 28,619,887 shares) A	$9.70
Institutional Class: Net Asset Value, offering price and redemption price per share ($7,367,535 ÷ 760,062 shares)	$9.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 24,634,605
Expenses
Management fee	$ 2,410,694
Transfer agent fees	530,004
Distribution fees	2,217,856
Accounting fees and expenses	177,434
Non-interested trustees' compensation	1,031
Custodian fees and expenses	21,313
Registration fees	219,452
Audit	41,395
Legal	2,185
Interest	1,442
Miscellaneous	30,388
Total expenses before reductions	5,653,194
Expense reductions	(470,982)	5,182,212
Net investment income		19,452,393
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(593,368)
Change in net unrealized appreciation (depreciation) on investment securities		(10,962,666)
Net gain (loss)		(11,556,034)
Net increase (decrease) in net assets resulting from operations		$ 7,896,359

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	August 16, 2000 (commencement of operations) to October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 19,452,393	$ 808,453
Net realized gain (loss)	(593,368)	(5,558)
Change in net unrealized appreciation (depreciation)	(10,962,666)	(235,207)
Net increase (decrease) in net assets resulting from operations	7,896,359	567,688
Distributions to shareholders from net investment income	(19,469,482)	(791,456)
Share transactions - net increase (decrease)	430,904,132	106,824,265
Redemption fees	119,868	5,645
Total increase (decrease) in net assets	419,450,877	106,606,142
Net Assets
Beginning of period	106,606,142	-
End of period (including under (over) distribution of net investment income of $(66,156) and $16,139, respectively)	$ 526,057,019	$ 106,606,142

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income E	.580	.136
Net realized and unrealized gain (loss)	(.185)	(.047)
Total from investment operations	.395	.089
Less Distributions
From net investment income	(.638)	(.150)
Redemption fees added to paid in capital	.003	.001
Net asset value, end of period	$ 9.700	$ 9.940
Total Return B, C, D	4.08%	0.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14%	1.75% A
Expenses net of voluntary waivers, if any	.99%	.78% A
Expenses net of all reductions	.98%	.78% A
Net investment income	5.93%	7.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,806	$ 9,409
Portfolio turnover rate	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income E	.573	.131
Net realized and unrealized gain (loss)	(.195)	(.045)
Total from investment operations	.378	.086
Less Distributions
From net investment income	(.631)	(.147)
Redemption fees added to paid in capital	.003	.001
Net asset value, end of period	$ 9.690	$ 9.940
Total Return B, C, D	3.90%	0.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.06%	.93% A
Expenses net of all reductions	1.06%	.93% A
Net investment income	5.86%	7.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,671	$ 24,571
Portfolio turnover rate	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income E	.525	.134
Net realized and unrealized gain (loss)	(.194)	(.056)
Total from investment operations	.331	.078
Less Distributions
From net investment income	(.584)	(.139)
Redemption fees added to paid in capital	.003	.001
Net asset value, end of period	$ 9.690	$ 9.940
Total Return B, C, D	3.42%	0.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.54%	1.23% A
Expenses net of all reductions	1.54%	1.23% A
Net investment income	5.38%	6.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,541	$ 24,044
Portfolio turnover rate	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income E	.516	.125
Net realized and unrealized gain (loss)	(.184)	(.051)
Total from investment operations	.332	.074
Less Distributions
From net investment income	(.575)	(.135)
Redemption fees added to paid in capital	.003	.001
Net asset value, end of period	$ 9.700	$ 9.940
Total Return B, C, D	3.42%	0.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.64%	1.44% A
Expenses net of all reductions	1.63%	1.44% A
Net investment income	5.28%	6.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,671	$ 47,708
Portfolio turnover rate	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income D	.590	.151
Net realized and unrealized gain (loss)	(.193)	(.058)
Total from investment operations	.397	.093
Less Distributions
From net investment income	(.650)	(.154)
Redemption fees added to paid in capital	.003	.001
Net asset value, end of period	$ 9.690	$ 9.940
Total Return B, C	4.11%	0.94%
Ratios to Average Net Assets F
Expenses before expense reductions	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.87%	.49% A
Expenses net of all reductions	.87%	.49% A
Net investment income	6.05%	7.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,368	$ 875
Portfolio turnover rate	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Income. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a separate Distribution and Service Fee based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 46,113	$ 25
Class T	0%	.25%	139,581	-
Class B	.55%	.15%	571,909	449,355
Class C	.55%	.25%	1,460,253	1,269,802
			$ 2,217,856	$ 1,719,182

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 223,382	$ 157,264
Class T	214,825	110,795
Class B	242,967	242,967*
Class C	324,041	324,041*
	$ 1,005,215	$ 835,067

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 54,534.18
Class T	87,246.16
Class B	122,664.15
Class C	255,779.14
Institutional Class	9,781.21
	$ 530,004

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,713,735 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	0.60% - 1.10%	$ 47,921
Class T	0.70% - 1.20%	89,590
Class B	1.15% - 1.65%	100,539
Class C	1.25% - 1.75%	212,827
Institutional Class	0.45% - 0.95%	7,231
		$ 458,108

Certain security trades were directed to brokers who paid $63 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $12,811.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2001	August 16, 2000 (commencement of operations) to October 31, 2000
From net investment income
Class A	$ 1,835,119	$ 64,668
Class T	3,362,110	160,974
Class B	4,385,950	230,804
Class C	9,604,473	325,083
Institutional Class	281,830	9,927
Total	$ 19,469,482	$ 791,456

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended October 31,	August 16, 2000 (commencement of operations) to October 31,	Year ended October 31,	August 16, 2000 (commencement of operations) to October 31,
	2001	2000	2001	2000

Class A Shares sold	5,712,613	956,032	$ 56,451,901	$ 9,517,522
Reinvestment of distributions	130,830	5,713	1,288,707	56,832
Shares redeemed	(2,584,255)	(15,453)	(25,386,651)	(153,810)
Net increase (decrease)	3,259,188	946,292	$ 32,353,957	$ 9,420,544
Class T Shares sold	8,802,626	2,479,164	$ 86,966,420	$ 24,685,030
Reinvestment of distributions	275,759	13,624	2,716,071	135,516
Shares redeemed	(3,744,724)	(21,104)	(36,842,093)	(209,675)
Net increase (decrease)	5,333,661	2,471,684	$ 52,840,398	$ 24,610,871
Class B Shares sold	12,461,747	2,777,776	$ 123,153,366	$ 27,690,876
Reinvestment of distributions	295,527	20,634	2,908,521	205,302
Shares redeemed	(2,330,352)	(379,062)	(22,928,182)	(3,767,960)
Net increase (decrease)	10,426,922	2,419,348	$ 103,133,705	$ 24,128,218
Class C Shares sold	29,105,787	4,923,527	$ 287,795,662	$ 49,034,923
Reinvestment of distributions	694,447	28,548	6,840,269	283,958
Shares redeemed	(5,978,232)	(154,190)	(58,711,140)	(1,532,861)
Net increase (decrease)	23,822,002	4,797,885	$ 235,924,791	$ 47,786,020
Institutional Class Shares sold	1,032,825	89,211	$ 10,191,439	$ 890,224
Reinvestment of distributions	17,644	843	173,891	8,388
Shares redeemed	(378,453)	(2,008)	(3,714,049)	(20,000)
Net increase (decrease)	672,016	88,046	$ 6,651,281	$ 878,612

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund, (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian, brokers and agent banks. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

Annual Report

Distributions

A total of .03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,057,670,516.53	90.175
Against	95,544,749.97	2.818
Abstain	237,596,670.81	7.007
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,012,715,462.30	88.849
Against	135,900,038.95	4.008
Abstain	242,196,436.06	7.143
TOTAL	3,390,811,937.31	100.000
Broker Non-Votes	1,404,499,713.42
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	4,667,622,195.88	97.337
Withheld	127,689,454.85	2.663
TOTAL	4,795,311,650.73	100.000
Ralph F. Cox
Affirmative	4,665,632,276.18	97.296
Withheld	129,679,374.54	2.704
TOTAL	4,795,311,650.72	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	4,665,324,125.27	97.289
Withheld	129,987,525.45	2.711
TOTAL	4,795,311,650.72	100.000
Robert M. Gates
Affirmative	4,667,167,878.02	97.328
Withheld	128,143,772.70	2.672
TOTAL	4,795,311,650.72	100.000
Abigail P. Johnson
Affirmative	4,666,345,820.94	97.311
Withheld	128,965,829.78	2.689
TOTAL	4,795,311,650.72	100.000
Edward C. Johnson 3d
Affirmative	4,664,928,357.91	97.281
Withheld	130,383,292.82	2.719
TOTAL	4,795,311,650.73	100.000
Donald J. Kirk
Affirmative	4,667,201,304.84	97.328
Withheld	128,110,345.89	2.672
TOTAL	4,795,311,650.73	100.000
Marie L. Knowles
Affirmative	4,668,253,463.49	97.350
Withheld	127,058,187.23	2.650
TOTAL	4,795,311,650.72	100.000
Ned C. Lautenbach
Affirmative	4,668,440,192.70	97.354
Withheld	126,871,458.03	2.646
TOTAL	4,795,311,650.73	100.000
Peter S. Lynch
Affirmative	4,669,059,933.97	97.367
Withheld	126,251,716.76	2.633
TOTAL	4,795,311,650.73	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	4,666,977,578.72	97.324
Withheld	128,334,072.01	2.676
TOTAL	4,795,311,650.73	100.000
William O. McCoy
Affirmative	4,667,275,124.47	97.330
Withheld	128,036,526.26	2.670
TOTAL	4,795,311,650.73	100.000
William S. Stavropoulos
Affirmative	4,666,125,148.63	97.306
Withheld	129,186,502.10	2.694
TOTAL	4,795,311,650.73	100.000

*Denotes trust-wide proposals and voting results.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AFRI-ANN-1201 150253
1.750078.101

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